UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                                                                   FORM N-CSR

                                                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                                                            MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2023

Date of reporting period:	April 30, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
APRIL 30, 2023
2023 Annual Report
iShares Trust
iShares Cohen & Steers REIT ETF | ICF | Cboe BZX

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the
Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-
term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities
(MSCI Europe, Australasia,
Far East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.21 1.21
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 1.50%. Despite headwinds, including elevated inflation and rapid tightening of monetary policy, equities were supported by the economy’s continued resilience.
While inflation was high throughout the reporting period, the pace of inflationary growth slackened, driving investor optimism. Markets endured in the face of disruption from the banking industry late in the reporting period. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value and leading to concern about the stability of a third bank. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at a multi-
decade high. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. The rate of inflation began to decline beginning in July 2022, continuing to decelerate for 10 consecutive months. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a contraction in the first half of 2022 to post modest growth in the second half of 2022 and the first quarter of 2023. Consumers continued
to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest posted level since 1969. Furthermore, the labor force participation rate — which measures the total proportion of working age persons employed or looking for work — rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve Bank (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period. The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, as many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Cohen & Steers REIT ETF
Investment Objective
The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16.31)% 6.11% 5.46% (16.31)% 34.54% 70.14%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16.35) 6.11 5.46 (16.35) 34.54 70.19
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16.02) 6.50 5.84 (16.02) 36.98 76.33
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,035.60 $ 1.67 $ 1,000.00 $ 1,023.16 $ 1.66 0.33%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report to Shareholders
6
iShares
®
Cohen & Steers REIT ETF
Portfolio Management Commentary
U.S. real estate investment trusts (“REITs”) declined sharply during the reporting period amid a slowing economy, higher inflation, and rising interest rates. REITs typically take on substantial debt in order to finance the purchase of the properties they manage, and the sharp rise in interest rates made financing more expensive for REITs.
Furthermore, higher interest rates meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors, although many
REITs raised dividends during the reporting period.
Diversified REITs, which own and operate a mix of property types, detracted the most from the Index’s performance, particularly those specializing in communications infrastructure. Operators of large networks of cellular towers faced slowing growth as consumers purchased fewer cell phones that use 5G network technology. Cell tower consolidation, resulting in part from the 2020 merger of two large mobile communications companies, and higher financing costs constrained cell tower operators.
Diversified REITs with significant investments in residential properties also weighed on the Index’s return, particularly those that operate in large cities where the real estate markets failed to fully recover from the impact of the pandemic. A large number of new apartment buildings were constructed during the reporting period, adding to supply and putting downward pressure on the rents that landlords could charge.
Diversified REITs with a substantial office property component also detracted from the Index’s performance, as they contended with weak office leasing rates. REITs that build and manage offices and laboratories for the biotechnology industry declined amid scaled-back development due to high material and labor costs coupled with shortages of construction materials. In addition, a slowdown in e-commerce weighed on diversified REITs focused on industrial properties, particularly warehouses and logistics facilities used for order fulfilment.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Specialized REITs ................................. 44.7%
Residential REITs ................................. 18.8
Retail REITs ..................................... 14.1
Industrial REITs ................................... 9.7
Health Care REITs ................................. 6.6
Office REITs ..................................... 4.5
Hotel & Resort REITs ............................... 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Equinix, Inc. ..................................... 8.6%
Prologis, Inc. ..................................... 8.3
American Tower Corp. .............................. 8.0
Crown Castle, Inc. ................................. 7.2
Public Storage .................................... 6.3
Realty Income Corp. ................................ 5.3
Welltower, Inc. .................................... 5.0
Simon Property Group, Inc. ........................... 5.0
VICI Properties, Inc. ................................ 4.4
Digital Realty Trust, Inc. ............................. 3.8
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholder’s ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2023
iShares
®
Cohen & Steers REIT ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 6.6%
Healthpeak Properties, Inc. ............ 1,640,362 $ 36,038,753
Welltower, Inc. ..................... 1,441,950 114,231,279
150,270,032
Hotel & Resort REITs — 1.5%
Host Hotels & Resorts, Inc. ............ 2,181,986 35,282,714
Industrial REITs — 9.7%
Prologis, Inc. ...................... 1,507,044 188,757,261
Rexford Industrial Realty, Inc. .......... 559,949 31,228,356
219,985,617
Office REITs — 4.5%
Alexandria Real Estate Equities, Inc. ...... 480,657 59,687,986
Boston Properties, Inc. ............... 435,303 23,227,768
Cousins Properties, Inc. .............. 462,117 10,078,772
Kilroy Realty Corp. .................. 320,519 9,371,976
102,366,502
Residential REITs — 18.8%
AvalonBay Communities, Inc. .......... 426,911 77,001,937
Equity LifeStyle Properties, Inc. ......... 533,862 36,783,092
Equity Residential .................. 1,037,936 65,649,452
Essex Property Trust, Inc. ............. 197,604 43,419,527
Invitation Homes, Inc. ................ 1,772,495 59,148,158
Mid-America Apartment Communities, Inc. .. 352,391 54,197,736
Sun Communities, Inc. ............... 378,064 52,524,431
UDR, Inc. ........................ 933,822 38,594,863
427,319,196
Retail REITs — 14.1%
Federal Realty Investment Trust ......... 223,036 22,056,030
Kimco Realty Corp. ................. 1,887,302 36,217,325
Realty Income Corp. ................. 1,913,829 120,265,014
Regency Centers Corp. .............. 469,981 28,870,933
Simon Property Group, Inc. ............ 997,712 113,060,724
320,470,026
Specialized REITs — 44.7%
American Tower Corp. ............... 893,260 182,573,411
Crown Castle, Inc. .................. 1,321,494 162,662,697
Digital Realty Trust, Inc. .............. 877,405 86,994,706
Equinix, Inc. ...................... 270,610 195,943,289
Extra Space Storage, Inc. ............. 408,678 62,135,403
Public Storage ..................... 482,381 142,220,390
SBA Communications Corp. ........... 329,470 85,955,428
VICI Properties, Inc. ................. 2,939,000 99,749,660
1,018,234,984
Total Long-Term Investments — 99.9%
(Cost: $2,263,809,028) ........................... 2,273,929,071
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75%
(a)(b)
................ 2,647,281 $ 2,647,281
Total Short-Term Securities — 0.1%
(Cost: $2,647,281) .............................. 2,647,281
Total Investments — 100.0%
(Cost: $2,266,456,309 ) ........................... 2,276,576,352
Other Assets Less Liabilities — 0.0% ................... 556,640
Net Assets — 100.0% ..............................
$ 2,277,132,992
(a)
Annualized 7-day yield as of period end.
(b)
Affiliate of the Fund.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (10,342)
(b)
$ 10,342 $ — $ — — $ 29,955
(c)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 5,220,000 — (2,572,719)
(b)
— — 2,647,281 2,647,281 104,526 1
$ 10,342 $ — $ 2,647,281 $ 134,481 $ 1
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 84 06/16/23 $ 2,795 $ 146,557
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 146,557 $ — $ — $ — $ 146,557
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,802,170) $ — $ — $ — $ (1,802,170)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 98,453 $ — $ — $ — $ 98,453

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Cohen & Steers REIT ETF
10
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,865,345
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,273,929,071 $ — $ — $ 2,273,929,071
Short-Term Securities
Money Market Funds ...................................... 2,647,281 — — 2,647,281
$ 2,276,576,352 $ — $ — $ 2,276,576,352
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 146,557 $ — $ — $ 146,557
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
April 30, 2023

Financial Statements
See notes to financial statements.
iShares Cohen &
Steers REIT ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,273,929,071
Investments, at value — affiliated
(b)
.......................................................................................... 2,647,281
Cash pledged:
Futures contracts .................................................................................................... 230,000
Receivables: –
Dividends — unaffiliated ............................................................................................... 882,722
Dividends — affiliated ................................................................................................. 13,715
Variation margin on futures contracts ....................................................................................... 32,819
Other assets ......................................................................................................... 10,353
Total assets .........................................................................................................
2,277,745,961
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 4,432
Investment advisory fees ............................................................................................... 608,537
Total liabilities ........................................................................................................
612,969
NET ASSETS ........................................................................................................
$ 2,277,132,992
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,420,540,553
Accumulated loss ..................................................................................................... (143,407,561)
NET ASSETS ........................................................................................................
$ 2,277,132,992
NET ASSET VALUE
Shares outstanding ....................................................................................................
40,850,000
Net asset value .......................................................................................................
$ 55.74
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 2,263,809,028
(b)
  Investments, at cost — affiliated .......................................................................................... $ 2,647,281

Statement of Operations

Year Ended April 30, 2023
2023
iShares Annual Report to Shareholders
12
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 74,091,625
Dividends — affiliated ................................................................................................. 104,526
Securities lending income — affiliated — net ................................................................................. 29,955
Total investment income .................................................................................................
74,226,106
EXPENSES
Investment advisory .................................................................................................. 7,867,021
Total expenses .......................................................................................................
7,867,021
Net investment income ..................................................................................................
66,359,085
REALIZED AND UNREALIZED GAIN (LOSS) $ (525,513,286)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... (20,258,397)
Investments — affiliated ............................................................................................. 10,342
Capital gain distributions from underlying funds — affiliated ...................................................................... 1
Futures contracts .................................................................................................. (1,802,170)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 59,914,322
37,864,098
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (563,475,836)
Futures contracts .................................................................................................. 98,453
(563,377,383)
Net realized and unrealized loss ............................................................................................
(525,513,285)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (459,154,200)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares Cohen & Steers REIT ETF
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 66,359,085 $ 38,463,959
Net realized gain ...................................................................................... 37,864,098 75,595,227
Net change in unrealized appreciation (depreciation) .............................................................. (563,377,383) 139,703,962
Net increase (decrease) in net assets resulting from operations .........................................................
(459,154,200) 253,763,148
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(60,855,631) (50,406,231)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
43,705,708 292,748,055
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (476,304,123) 496,104,972
Beginning of year ........................................................................................
2,753,437,115 2,257,332,143
End of year ............................................................................................
$ 2,277,132,992 $ 2,753,437,115
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
14
iShares Cohen & Steers REIT ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .................................
$ 68.41  $ 62.62  $ 49.68  $ 55.51  $ 47.00
Net investment income
(b)
........................................
1.62  1.01  1.15  1.39  1.28
Net realized and unrealized gain (loss)
(c)
..............................
(12.80) 6.10  13.04  (5.78) 8.74
Net increase (decrease) from investment operations ....................... (11.18) 7.11  14.19  (4.39) 10.02
Distributions from net investment income
(d)
.............................. (1.49) (1.32) (1.25) (1.44) (1.51)
Net asset value, end of year ...................................... $ 55.74  $ 68.41  $ 62.62  $ 49.68  $ 55.51
Total Return
(e)
— — — — —
Based on net asset value ......................................... (16.31)% 11.33% 29.11% (8.10)% 21.70%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.33% 0.32% 0.33% 0.34% 0.34%
Net investment income ...........................................
2.77% 1.46% 2.15% 2.43% 2.51%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,277,133  $ 2,753,437  $ 2,257,332  $ 1,842,861  $ 2,187,126
Portfolio turnover rate
(g)
........................................... 12% 11% 27% 19% 17%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
iShares ETF
Diversification
Classification
Cohen & Steers REIT .................................................................................................. Non-diversified

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
16
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended April
30, 2023, the Fund paid BTC $12,125 for securities lending agent services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.3500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.3325
Over $181 billion, up to and including $231 billion ............................................................................ 0.3159
Over $231 billion, up to and including $281 billion ............................................................................ 0.3001
Over $281 billion .................................................................................................. 0.2851

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
18
For the year ended April 30, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cohen & Steers REIT ................................................................... $ 27,912,960 $ 35,770,048 $ (10,174,567)
iShares ETF Purchases Sales
Cohen & Steers REIT ................................................................................... $ 306,501,373 $ 289,731,440
iShares ETF
In-kind
Purchases
In-kind
Sales
Cohen & Steers REIT ................................................................................... $ 322,473,855 $ 279,078,568
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Cohen & Steers REIT ........................................................................ $ 58,254,172 $ (58,254,172)
—
iShares ETF
Year Ended
04/30/23
Year Ended
04/30/22
Cohen & Steers REIT
Ordinary income ........................................................................................... $ 60,855,631 $ 50,406,231
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Cohen & Steers REIT .................................................... $ 5,503,454 $ (132,983,422) $ (15,927,593) $ (143,407,561)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cohen & Steers REIT .............................................. $ 2,292,503,945 $ 250,108,650 $ (266,036,243) $ (15,927,593)

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
20
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/23
Year Ended
04/30/22
iShares ETF Shares Amount Shares Amount
Cohen & Steers REIT
Shares sold 5,500,000 $ 323,631,350 6,750,000 $ 468,713,265
Shares redeemed (4,900,000) (279,925,642) (2,550,000) (175,965,210)
600,000 $ 43,705,708 4,200,000 $ 292,748,055

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Cohen & Steers REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Cohen & Steers REIT ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of April 30, 2023, the related statement of operations for the year ended April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April
30, 2023 and the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 21, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders
22
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2023:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2023:
iShares ETF
Qualified Dividend
Income
Cohen & Steers REIT ................................................................................................ $ 361,262
iShares ETF
Qualified Business
Income
Cohen & Steers REIT ................................................................................................ $ 40,114,628

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Cohen & Steers REIT ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2023
iShares Annual Report to Shareholders
24
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
April 30, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Cohen & Steers REIT ................... $ 1.490851 $ — $ — $ 1.490851 100% —% —% 100%

Trustee and Officer Information
(unaudited)

Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). The Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of April 30, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund’s Trustees and officers may be found in the Fund’s combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares
(1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
2023
iShares Annual Report to Shareholders
26
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-AR-411-0423
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management,
Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2023
2023 Annual Report
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the
Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-
term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities
(MSCI Europe, Australasia,
Far East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.21 1.21
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders

iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 1.50%. Despite headwinds, including elevated inflation and rapid tightening of monetary policy, equities were supported by the economy’s continued resilience.
While inflation was high throughout the reporting period, the pace of inflationary growth slackened, driving investor optimism. Markets endured in the face of disruption from the banking industry late in the reporting period. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value and leading to concern about the stability of a third bank. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at a multi-
decade high. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. The rate of inflation began to decline beginning in July 2022, continuing to decelerate for 10 consecutive months. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a contraction in the first half of 2022 to post modest growth in the second half of 2022 and the first quarter of 2023. Consumers continued
to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest posted level since 1969. Furthermore, the labor force participation rate — which measures the total proportion of working age persons employed or looking for work — rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve Bank (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period. The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, as many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Morningstar Growth ETF
Investment Objective
The iShares Morningstar Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US
Large
Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.05% 11.73% 13.76% 0.05% 74.15% 262.85%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15 11.74 13.76 0.15 74.21 263.06
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07 11.92 14.07 0.07 75.60 273.06
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,112.40 $ 0.21 $ 1,000.00 $ 1,024.60 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
Morningstar Growth ETF
Portfolio Management Commentary
Growth-oriented large- and mid-capitalization U.S. stocks gained marginally for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The information technology sector contributed the most to the Index’s return, driven primarily by the technology hardware, storage, and peripherals industry. Relatively resilient sales of premium smartphones and rising demand in Asia benefited the industry. Higher revenue from services also boosted earnings, as a large and growing installed base of devices provided a significant pool of customers for advertising and subscription products. Strong gains in the semiconductors and semiconductor equipment industry also contributed. Optimism about the impact of artificial intelligence
(“AI”) applications aided the industry amid the launch and rapid growth of a prominent, consumer-facing AI product. AI products require substantial computational resources, and a series of partnerships between chipmakers and AI companies solidified investors’ optimism surrounding growth in the industry.
The healthcare and industrials sectors also contributed to the Index’s return. In healthcare, promising trials for drugs to treat Alzheimer’s disease and obesity supported the pharmaceuticals industry. Among industrials, the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity.
On the downside, the consumer discretionary sector detracted from the Index’s return, as consumer spending growth tapered off. Inflation drove up costs for companies and eroded personal spending power, leading consumers to seek bargains. The automobiles industry declined amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. While EV sales continued to grow, production did not meet analysts’ expectations, and price discounts on some new models negatively impacted revenues. Increased competition also weighed on the industry, as more automakers expanded their EV offerings.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 41.8%
Health Care .................................... 13.1
Consumer Discretionary ............................ 11.6
Financials ...................................... 8.6
Industrials ...................................... 7.1
Communication Services ............................ 6.4
Consumer Staples ................................ 3.8
Real Estate ..................................... 3.0
Energy ........................................ 2.2
Materials ...................................... 1.7
Utilities ........................................ 0.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 13.3%
Microsoft Corp. ................................... 12.1
NVIDIA Corp. .................................... 3.6
Amazon.com, Inc. ................................. 2.5
UnitedHealth Group, Inc. ............................. 2.4
Tesla, Inc. ....................................... 2.3
Alphabet, Inc., Class A .............................. 2.0
Visa, Inc., Class A ................................. 2.0
Alphabet, Inc., Class C, NVS .......................... 1.8
Mastercard , Inc., Class A ............................. 1.7
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Morningstar Mid-Cap ETF
Investment Objective
The iShares Morningstar Mid-Cap ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Morningstar
®
US Mid Cap Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Core Index
SM
. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar
®
US Mid Cap Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.91)% 7.52% 9.58% (1.91)% 43.70% 149.60%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.84) 7.51 9.58 (1.84) 43.66 149.57
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.94) 7.69 9.79 (1.94) 44.81 154.41
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,038.70 $ 0.20 $ 1,000.00 $ 1,024.60 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap ETF
Portfolio Management Commentary
Mid-capitalization U.S. stocks declined for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The real estate sector detracted the most from the Index’s return, as higher interest rates weighed on stocks in the sector. Equity real estate investment trusts (“REITs”) were the largest source of weakness. REITs typically take on substantial debt in order to finance the purchase of the properties they manage, and higher interest rates made financing more expensive for REITs.
The financials sector also detracted from the Index’s performance. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks.
The communication services sector also declined, particularly the media and entertainment industry. Large restructuring expenses related to a merger weighed on earnings, and significant debt in an environment of rising financing costs raised concerns among investors.
On the upside, industrials stocks contributed to the Index’s return, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity. Furthermore, the supply chain disruptions created by the coronavirus pandemic led some manufacturers to rethink their production strategy, adding domestic capacity to increase speed and flexibility. The machinery industry was a notable source of strength, as the manufacturing resurgence drove strong demand for industrial machinery, enabling significant price increases.
The healthcare sector also gained, driven by strength in the healthcare equipment and supplies industry. Solid sales of veterinary diagnostic equipment and dental products for people supported the industry’s revenues.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 17.4%
Information Technology ............................. 13.5
Financials ...................................... 13.3
Health Care .................................... 11.3
Consumer Discretionary ............................ 9.8
Real Estate ..................................... 8.8
Utilities ........................................ 7.1
Materials ...................................... 6.9
Consumer Staples ................................ 5.2
Energy ........................................ 3.4
Communication Services ............................ 3.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Arthur J Gallagher & Co. ............................. 0.6%
Biogen, Inc. ..................................... 0.6
Trane Technologies plc .............................. 0.6
Parker-Hannifin Corp. ............................... 0.5
IDEXX Laboratories, Inc. ............................. 0.5
Hershey Co. (The) ................................. 0.5
Microchip Technology, Inc. ............................ 0.5
TransDigm Group, Inc. .............................. 0.5
Arista Networks, Inc. ............................... 0.5
Realty Income Corp. ................................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Morningstar Mid-Cap Growth ETF
Investment Objective
The iShares Morningstar Mid-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Growth Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.49)% 10.80% 11.49% (1.49)% 67.00% 196.86%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.44) 10.81 11.51 (1.44) 67.06 197.16
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.48) 11.01 11.72 (1.48) 68.54 202.92
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,055.70 $ 0.31 $ 1,000.00 $ 1,024.50 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks declined for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The real estate sector detracted the most from the Index’s return, as higher interest rates weighed on stocks in the sector. Equity real estate investment trusts (“REITs”) were the largest source of weakness. REITs typically take on substantial debt in order to finance the purchase of properties, and higher interest rates made financing more expensive for REITs. Furthermore, higher interest rates meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors.
The information technology sector also detracted significantly from the Index’s return, as sharply higher interest rates reduced the current value of companies’ future earnings.
The software and services industry was the primary source of weakness in the sector, as cuts to corporate information technology budgets reduced revenue growth. Slowing growth in cloud-based software sales, which provide software companies with steady revenue streams, further constrained earnings.
On the upside, industrials stocks contributed the most to the Index’s return, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity. Furthermore, the supply chain disruptions created by the coronavirus pandemic led some manufacturers to rethink their production strategy, adding domestic capacity to increase speed and flexibility. The machinery industry was a notable source of strength, as the manufacturing resurgence drove strong demand for industrial machinery, enabling significant price increases.
The healthcare sector also gained, driven by strength in the healthcare equipment and supplies industry. Solid sales of veterinary diagnostic equipment and dental products for people supported the industry’s revenues.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 22.1%
Information Technology ............................. 19.7
Health Care .................................... 13.0
Financials ...................................... 10.9
Consumer Discretionary ............................ 9.1
Real Estate ..................................... 8.4
Consumer Staples ................................ 4.4
Communication Services ............................ 4.1
Materials ...................................... 3.5
Energy ........................................ 2.6
Utilities ........................................ 2.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Arthur J Gallagher & Co. ............................. 1.1%
IDEXX Laboratories, Inc. ............................. 1.1
Hershey Co. (The) ................................. 1.0
Arista Networks, Inc. ............................... 1.0
MSCI, Inc. ...................................... 1.0
Workday, Inc., Class A .............................. 1.0
Ross Stores, Inc. .................................. 1.0
ResMed, Inc. .................................... 0.9
Copart, Inc. ...................................... 0.9
Marvell Technology, Inc. ............................. 0.9
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Morningstar Small-Cap Growth ETF
Investment Objective
The iShares Morningstar Small-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of small-capitalization U.S. equities, that exhibit growth characteristics, as represented by the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.45)% 5.17% 8.94% (1.45)% 28.67% 135.34%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.38) 5.11 8.94 (1.38) 28.31 135.45
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.63) 5.23 9.00 (1.63) 29.01 136.69
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,026.80 $ 0.30 $ 1,000.00 $ 1,024.50 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks declined for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The information technology sector detracted the most from the Index’s return. Interest rates rose sharply during the reporting period, which reduced the current value of future earnings. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The software and services industry was the primary source of weakness in the sector, as economic uncertainty extended sales cycles and pressured revenue growth. The failure of a bank that served a large number of software and technology companies also worked against the industry, particularly smaller companies that faced potentially tighter financing.
The real estate sector detracted significantly from the Index’s return, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts
(“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates made financing more expensive.
Furthermore, higher interest rates meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors.
On the upside, the healthcare sector contributed to the Index’s return, driven by strength in the biotechnology industry. An announcement of the acquisition of a company in the industry that produces therapies to treat immune-mediated diseases sent stock prices sharply higher. The industrials sector also contributed, supported by strength in the construction and engineering industry. Investments in prefabrication capabilities helped to counteract supply chain and inflationary pressures in the industry, boosting revenue.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 20.8%
Industrials ...................................... 19.9
Information Technology ............................. 18.4
Consumer Discretionary ............................ 11.7
Financials ...................................... 7.7
Real Estate ..................................... 5.1
Materials ...................................... 4.9
Consumer Staples ................................ 3.9
Communication Services ............................ 3.4
Energy ........................................ 3.0
Utilities ........................................ 1.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Lattice Semiconductor Corp. .......................... 0.6%
Penumbra, Inc. ................................... 0.6
DraftKings, Inc., Class A ............................. 0.6
RenaissanceRe Holdings Ltd. ......................... 0.6
Royal Gold, Inc. ................................... 0.5
EMCOR Group, Inc. ................................ 0.5
Iridium Communications, Inc. .......................... 0.5
Saia, Inc. ....................................... 0.5
Apellis Pharmaceuticals, Inc. .......................... 0.5
Tradeweb Markets, Inc., Class A ........................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of April 30, 2023

Fund Summary
iShares
®
Morningstar Small-Cap Value ETF
Investment Objective
The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar
®
US Small Cap Broad Value Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Cap Value Index
SM
. Index performance beginning on March 22, 2021
reflects the performance of the Morningstar
®
US Small Cap Broad Value Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.20)% 3.71% 6.51% (4.20)% 19.96% 87.91%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.21) 3.69 6.50 (4.21) 19.85 87.74
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.29) 3.89 6.71 (4.29) 21.00 91.44
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 969.00 $ 0.29 $ 1,000.00 $ 1,024.50 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Value ETF
Portfolio Management Commentary
Value-oriented small-capitalization U.S. stocks declined for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The real estate sector detracted the most from the Index’s return, as higher interest rates and changing usage patterns weighed on stocks in the sector. Equity real estate investment trusts (“REITs”) were the largest source of weakness. REITs typically take on substantial debt in order to finance the purchase of the properties they manage, and higher interest rates made financing more expensive for REITs. Furthermore, higher interest rates meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors, although many REITs raised dividends during the reporting period.
The financials sector detracted significantly from the Index’s performance, as persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks. Despite government actions to prevent a contagion effect, these bank failures weighed heavily on the industry, as investors scrutinized near-
term deposit outflows at other mid-sized banks and considered the long-term implications of a potential slowdown in lending activity.
On the upside, industrials stocks contributed the most to the Index’s return, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity. Furthermore, pandemic-related supply chain disruptions led some manufacturers to add domestic production capacity to increase speed and flexibility. The machinery industry advanced, as the manufacturing resurgence drove strong demand for industrial machinery, enabling significant price increases.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 24.5%
Consumer Discretionary ............................ 16.9
Industrials ...................................... 16.6
Health Care .................................... 8.6
Real Estate ..................................... 6.5
Information Technology ............................. 6.0
Materials ...................................... 5.8
Energy ........................................ 4.8
Utilities ........................................ 4.0
Consumer Staples ................................ 3.3
Communication Services ............................ 3.0
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Dick's Sporting Goods, Inc. ........................... 0.5%
Tenet Healthcare Corp. .............................. 0.5
New York Community Bancorp, Inc. ..................... 0.5
Berry Global Group, Inc. ............................. 0.4
Nexstar Media Group, Inc. ............................ 0.4
Encompass Health Corp. ............................ 0.4
WESCO International, Inc. ............................ 0.4
Stifel Financial Corp. ............................... 0.4
Brunswick Corp. .................................. 0.4
Lithia Motors, Inc. ................................. 0.4
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.
(a)
............... 5,779 $ 1,217,693
General Dynamics Corp. .............. 5,905 1,289,298
HEICO Corp. ..................... 3,358 566,293
HEICO Corp., Class A ................ 5,895 791,286
Howmet Aerospace, Inc. .............. 31,092 1,377,065
Huntington Ingalls Industries, Inc. ........ 3,367 678,989
Textron, Inc. ...................... 11,242 752,539
TransDigm Group, Inc. ............... 2,620 2,004,300
8,677,463
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc. .......... 3,836 386,937
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 13,678 1,406,919
BorgWarner, Inc. ................... 6,520 313,808
Lear Corp. ....................... 2,171 277,150
1,997,877
Automobiles — 2.4%
(a)
Lucid Group, Inc.
(b)
.................. 54,313 431,245
Tesla, Inc. ........................ 227,910 37,447,892
37,879,137
Banks — 0.1%
Comerica, Inc. ..................... 3,583 155,395
Commerce Bancshares, Inc. ........... 2,999 167,494
Cullen/Frost Bankers, Inc. ............. 2,018 222,484
First Citizens BancShares, Inc., Class A .... 478 481,432
First Republic Bank
(b)
................ 15,925 55,897
Western Alliance Bancorp ............. 3,541 131,442
1,214,144
Beverages — 1.5%
Brown-Forman Corp., Class A .......... 4,718 310,822
Brown-Forman Corp., Class B, NVS ...... 15,438 1,004,859
Coca-Cola Co. (The) ................ 107,763 6,912,997
Constellation Brands, Inc., Class A ....... 4,066 933,025
Keurig Dr Pepper, Inc. ............... 23,153 757,103
Monster Beverage Corp.
(a)
............. 64,618 3,618,608
PepsiCo, Inc. ..................... 52,071 9,939,833
23,477,247
Biotechnology — 1.3%
(a)
Alnylam Pharmaceuticals, Inc. .......... 10,468 2,085,226
BioMarin Pharmaceutical, Inc. .......... 15,698 1,507,636
Horizon Therapeutics plc .............. 11,257 1,251,328
Incyte Corp. ...................... 15,800 1,175,678
Karuna Therapeutics, Inc. ............. 2,529 501,855
Neurocrine Biosciences, Inc. ........... 8,278 836,409
Regeneron Pharmaceuticals, Inc. ........ 3,138 2,516,017
Sarepta Therapeutics, Inc. ............. 7,411 909,848
Seagen, Inc. ...................... 11,679 2,335,800
United Therapeutics Corp. ............. 1,260 289,964
Vertex Pharmaceuticals, Inc. ........... 21,770 7,417,692
20,827,453
Broadline Retail — 2.9%
(a)
Amazon.com, Inc. .................. 383,392 40,428,686
Etsy, Inc.
(b)
....................... 10,620 1,072,939
MercadoLibre, Inc. .................. 3,917 5,003,928
46,505,553
Building Products — 0.4%
Advanced Drainage Systems, Inc. ....... 5,393 462,288
Allegion plc ....................... 3,336 368,561
Security
Shares
Shares Value
Building Products (continued)
AO Smith Corp. .................... 4,945 $ 337,694
Builders FirstSource, Inc.
(a)
............ 4,887 463,141
Carlisle Cos., Inc. .................. 2,893 624,454
Carrier Global Corp. ................. 22,761 951,865
Johnson Controls International plc ....... 18,078 1,081,788
Lennox International, Inc. ............. 1,322 372,685
Owens Corning .................... 2,535 270,763
Trane Technologies plc ............... 11,119 2,066,022
6,999,261
Capital Markets — 2.1%
Ameriprise Financial, Inc. ............. 3,620 1,104,534
Ares Management Corp., Class A ........ 13,178 1,154,261
Blackstone, Inc., Class A .............. 22,152 1,978,838
Charles Schwab Corp. (The) ........... 129,206 6,749,721
FactSet Research Systems, Inc. ......... 3,247 1,336,757
Interactive Brokers Group, Inc., Class A .... 8,688 676,361
LPL Financial Holdings, Inc. ............ 6,716 1,402,569
MarketAxess Holdings, Inc. ............ 3,215 1,023,560
Moody's Corp. ..................... 6,697 2,096,965
Morningstar, Inc. ................... 2,109 376,056
MSCI, Inc. ....................... 6,776 3,269,081
Nasdaq, Inc. ...................... 13,662 756,465
Raymond James Financial, Inc. ......... 16,364 1,481,433
Robinhood Markets, Inc., Class A
(a)(b)
...... 42,923 379,869
S&P Global, Inc. ................... 27,897 10,114,894
SEI Investments Co. ................. 4,704 277,113
34,178,477
Chemicals — 1.3%
Air Products & Chemicals, Inc. .......... 6,947 2,044,919
Albemarle Corp. ................... 9,966 1,848,294
Corteva, Inc. ...................... 25,834 1,578,974
Ecolab, Inc. ...................... 13,499 2,265,672
FMC Corp. ....................... 3,771 466,020
Linde plc
(a)
....................... 21,009 7,761,775
LyondellBasell Industries NV, Class A ..... 7,540 713,359
Olin Corp. ........................ 6,122 339,159
RPM International, Inc. ............... 6,780 556,164
Sherwin-Williams Co. (The) ............ 12,477 2,963,787
Westlake Corp. .................... 1,520 172,946
20,711,069
Commercial Services & Supplies — 0.7%
Cintas Corp. ...................... 4,583 2,088,794
Copart, Inc.
(a)
..................... 36,402 2,877,578
Republic Services, Inc. ............... 10,219 1,477,872
Rollins, Inc. ....................... 19,544 825,734
Tetra Tech, Inc. .................... 4,577 633,319
Waste Management, Inc. .............. 19,531 3,243,123
11,146,420
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
............... 21,007 3,364,481
Ciena Corp.
(a)
..................... 12,505 575,730
F5, Inc.
(a)
........................ 2,152 289,143
Motorola Solutions, Inc. .............. 6,410 1,867,874
6,097,228
Construction & Engineering — 0.2%
AECOM ......................... 5,633 467,821
Quanta Services, Inc. ................ 7,381 1,252,113
WillScot Mobile Mini Holdings Corp.
(a)
..... 17,633 800,538
2,520,472

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 5,244 $ 1,904,621
Vulcan Materials Co. ................ 11,234 1,967,298
3,871,919
Consumer Finance — 0.1%
Discover Financial Services ............ 13,816 1,429,542
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 4,791 365,889
Casey's General Stores, Inc. ........... 1,882 430,639
Costco Wholesale Corp. .............. 37,602 18,922,079
Dollar General Corp. ................ 10,300 2,281,038
Dollar Tree, Inc.
(a)
................... 17,648 2,712,674
Performance Food Group Co.
(a)
......... 13,416 841,049
US Foods Holding Corp.
(a)
............. 8,728 335,155
25,888,523
Containers & Packaging — 0.1%
AptarGroup, Inc. ................... 2,661 315,355
Avery Dennison Corp. ................ 3,560 621,149
Crown Holdings, Inc. ................ 4,421 379,233
Sealed Air Corp. ................... 4,249 203,910
1,519,647
Distributors — 0.1%
Genuine Parts Co. .................. 5,170 870,163
LKQ Corp. ....................... 7,198 415,541
Pool Corp. ....................... 2,154 756,743
2,042,447
Diversified Consumer Services — 0.0%
Service Corp. International ............ 8,041 564,398
Electric Utilities — 0.4%
Constellation Energy Corp. ............ 27,806 2,152,184
NextEra Energy, Inc. ................ 55,862 4,280,705
NRG Energy, Inc. ................... 10,757 367,567
6,800,456
Electrical Equipment — 0.4%
AMETEK, Inc. ..................... 19,494 2,688,808
Generac Holdings, Inc.
(a)
.............. 2,619 267,714
Hubbell, Inc. ...................... 4,529 1,219,750
Plug Power, Inc.
(a)(b)
................. 44,299 400,020
Rockwell Automation, Inc. ............. 5,835 1,653,697
6,229,989
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A ............. 50,450 3,807,461
CDW Corp. ....................... 11,509 1,951,811
Cognex Corp. ..................... 14,608 696,656
Corning, Inc. ...................... 19,965 663,237
Flex Ltd.
(a)
........................ 13,529 278,292
Jabil, Inc. ........................ 7,013 548,066
Keysight Technologies, Inc.
(a)
........... 15,101 2,184,209
TE Connectivity Ltd. ................. 9,104 1,114,056
Teledyne Technologies, Inc.
(a)
........... 3,956 1,639,366
Trimble, Inc.
(a)
..................... 12,119 570,805
Zebra Technologies Corp., Class A
(a)
...... 2,693 775,665
14,229,624
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 50,680 1,481,883
Halliburton Co. .................... 39,074 1,279,674
Schlumberger NV .................. 76,409 3,770,784
6,532,341
Security
Shares
Shares Value
Entertainment — 1.7%
Activision Blizzard, Inc. ............... 28,968 $ 2,251,103
Electronic Arts, Inc. ................. 12,947 1,647,894
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 1,169 75,728
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 10,336 746,156
Live Nation Entertainment, Inc.
(a)
........ 12,061 817,495
Netflix, Inc.
(a)
...................... 24,831 8,192,492
ROBLOX Corp., Class A
(a)(b)
............ 30,626 1,090,286
Roku, Inc., Class A
(a)(b)
............... 10,287 578,232
Take-Two Interactive Software, Inc.
(a)
...... 13,457 1,672,570
Walt Disney Co. (The)
(a)(b)
............. 95,204 9,758,410
26,830,366
Financial Services — 4.6%
Apollo Global Management, Inc. ......... 21,561 1,366,752
Block, Inc., Class A
(a)(b)
............... 45,575 2,770,504
Fiserv, Inc.
(a)
...................... 29,249 3,571,888
FleetCor Technologies, Inc.
(a)
........... 3,127 668,928
Global Payments, Inc. ............... 9,932 1,119,436
Jack Henry & Associates, Inc. .......... 6,156 1,005,521
Mastercard, Inc., Class A .............. 71,498 27,171,385
PayPal Holdings, Inc.
(a)
............... 38,598 2,933,448
Toast, Inc., Class A
(a)(b)
............... 26,112 475,238
Visa, Inc., Class A .................. 137,700 32,046,921
WEX, Inc.
(a)
....................... 2,159 382,898
73,512,919
Food Products — 0.4%
Darling Ingredients, Inc.
(a)
............. 5,261 313,398
Hershey Co. (The) .................. 12,467 3,404,239
Hormel Foods Corp. ................. 12,722 514,478
Lamb Weston Holdings, Inc. ........... 12,299 1,375,151
McCormick & Co., Inc., NVS ........... 8,890 780,986
6,388,252
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 4,633 528,811
Ground Transportation — 0.7%
CSX Corp. ....................... 62,635 1,919,137
Hertz Global Holdings, Inc.
(a)
........... 5,908 98,546
JB Hunt Transport Services, Inc. ........ 7,086 1,242,105
Knight-Swift Transportation Holdings, Inc. .. 5,176 291,512
Old Dominion Freight Line, Inc. ......... 7,654 2,452,265
Uber Technologies, Inc.
(a)
............. 77,841 2,416,963
U-Haul Holding Co. ................. 456 27,843
Union Pacific Corp. ................. 16,280 3,185,996
11,634,367
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 42,525 4,697,737
Align Technology, Inc.
(a)
............... 6,178 2,009,703
Boston Scientific Corp.
(a)
.............. 54,982 2,865,662
Cooper Cos., Inc. (The) .............. 2,512 958,202
Dexcom, Inc.
(a)
.................... 32,747 3,973,521
Edwards Lifesciences Corp.
(a)
.......... 52,390 4,609,272
Hologic, Inc.
(a)
..................... 11,902 1,023,691
IDEXX Laboratories, Inc.
(a)
............. 7,029 3,459,393
Insulet Corp.
(a)
..................... 5,868 1,866,259
Intuitive Surgical, Inc.
(a)
............... 29,679 8,939,908
Novocure Ltd.
(a)(b)
................... 7,625 502,488
ResMed, Inc. ..................... 12,470 3,004,771
Shockwave Medical, Inc.
(a)
............. 3,057 887,019
STERIS plc ....................... 8,424 1,588,345
Stryker Corp. ..................... 13,721 4,111,498

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc. ...................... 1,864 $ 507,977
45,005,446
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 7,688 555,765
agilon health, Inc.
(a)(b)
................ 16,693 405,139
Centene Corp.
(a)
................... 15,731 1,084,338
Chemed Corp. ..................... 598 329,647
Cigna Group (The) .................. 8,354 2,115,985
Elevance Health, Inc. ................ 8,746 4,098,813
HCA Healthcare, Inc. ................ 6,005 1,725,417
Humana, Inc. ..................... 10,606 5,626,377
Molina Healthcare, Inc.
(a)
.............. 3,067 913,629
R1 RCM, Inc.
(a)
.................... 11,609 180,984
UnitedHealth Group, Inc. .............. 79,178 38,962,702
55,998,796
Health Care REITs — 0.1%
Healthpeak Properties, Inc. ............ 24,426 536,639
Ventas, Inc. ...................... 11,354 545,560
Welltower, Inc. ..................... 15,189 1,203,272
2,285,471
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 11,950 2,140,006
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 60,376 976,280
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A
(a)(b)
............... 33,757 4,039,700
Aramark ......................... 9,427 327,117
Booking Holdings, Inc.
(a)
.............. 3,286 8,827,215
Caesars Entertainment, Inc.
(a)
.......... 18,126 820,927
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 2,342 4,842,366
Choice Hotels International, Inc. ......... 2,341 298,524
Churchill Downs, Inc. ................ 2,777 812,356
Darden Restaurants, Inc. ............. 4,251 645,854
Domino's Pizza, Inc. ................. 1,979 628,273
DoorDash, Inc., Class A
(a)(b)
............ 22,189 1,357,745
Hilton Worldwide Holdings, Inc. ......... 22,615 3,257,012
Las Vegas Sands Corp.
(a)
............. 16,507 1,053,972
Marriott International, Inc., Class A ....... 22,838 3,867,387
McDonald's Corp. .................. 25,879 7,653,714
MGM Resorts International ............ 26,911 1,208,842
Royal Caribbean Cruises Ltd.
(a)
......... 9,788 640,429
Starbucks Corp. .................... 62,601 7,154,668
Vail Resorts, Inc. ................... 3,404 818,730
Wyndham Hotels & Resorts, Inc. ........ 4,889 333,528
Yum! Brands, Inc. .................. 14,155 1,989,910
50,578,269
Household Durables — 0.1%
Lennar Corp., Class A ................ 7,271 820,242
Lennar Corp., Class B ............... 411 40,204
860,446
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 9,246 897,972
Clorox Co. (The) ................... 6,307 1,044,565
1,942,537
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ...................... 12,502 298,298
Industrial Conglomerates — 0.4%
General Electric Co. ................. 59,664 5,904,946
Security
Shares
Shares Value
Industrial REITs — 0.5%
EastGroup Properties, Inc. ............ 3,686 $ 613,940
Prologis, Inc. ...................... 48,850 6,118,463
Rexford Industrial Realty, Inc. .......... 16,052 895,220
7,627,623
Insurance — 1.8%
American Financial Group, Inc. ......... 2,345 287,802
Aon plc, Class A ................... 9,837 3,198,796
Arch Capital Group Ltd.
(a)
............. 13,734 1,031,011
Arthur J Gallagher & Co. .............. 18,001 3,745,288
Brown & Brown, Inc. ................. 19,858 1,278,657
Chubb Ltd. ....................... 10,355 2,087,154
Cincinnati Financial Corp. ............. 4,511 480,151
Erie Indemnity Co., Class A, NVS ........ 2,101 456,610
Everest Re Group Ltd. ............... 1,060 400,680
Kinsale Capital Group, Inc. ............ 1,822 595,266
Markel Corp.
(a)(b)
.................... 1,135 1,553,281
Marsh & McLennan Cos., Inc. .......... 23,017 4,147,433
Progressive Corp. (The) .............. 49,534 6,756,438
Willis Towers Watson plc .............. 4,971 1,151,283
WR Berkley Corp. .................. 17,261 1,017,018
28,186,868
Interactive Media & Services — 4.0%
(a)
Alphabet, Inc., Class A ............... 304,006 32,632,004
Alphabet, Inc., Class C, NVS ........... 265,018 28,680,248
Match Group, Inc. .................. 23,585 870,287
Pinterest, Inc., Class A ............... 50,463 1,160,649
Snap, Inc., Class A, NVS .............. 83,361 726,074
ZoomInfo Technologies, Inc. ........... 22,832 500,249
64,569,511
IT Services — 1.5%
Accenture plc, Class A ............... 36,458 10,218,813
Akamai Technologies, Inc.
(a)
............ 6,517 534,198
Cloudflare, Inc., Class A
(a)
............. 24,322 1,144,350
EPAM Systems, Inc.
(a)
................ 4,863 1,373,506
Gartner, Inc.
(a)
..................... 6,712 2,030,111
GoDaddy, Inc., Class A
(a)
.............. 13,090 990,651
MongoDB, Inc., Class A
(a)(b)
............ 5,880 1,410,965
Okta, Inc., Class A
(a)
................. 13,009 891,507
Snowflake, Inc., Class A
(a)(b)
............ 24,294 3,597,456
Twilio, Inc., Class A
(a)
................ 14,731 774,998
VeriSign, Inc.
(a)
.................... 7,774 1,724,273
24,690,828
Leisure Products — 0.0%
Mattel, Inc.
(a)
...................... 14,251 256,518
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc. ............. 25,111 3,400,783
Avantor, Inc.
(a)
..................... 36,227 705,702
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,821 820,889
Bio-Techne Corp. ................... 13,460 1,075,185
Bruker Corp. ...................... 8,440 667,857
Charles River Laboratories International, Inc.
(a)
4,304 818,276
Danaher Corp. .................... 55,545 13,159,166
Illumina, Inc.
(a)
..................... 13,351 2,744,431
IQVIA Holdings, Inc.
(a)
................ 8,289 1,560,238
Mettler-Toledo International, Inc.
(a)
....... 1,876 2,798,054
Repligen Corp.
(a)
................... 4,354 660,197
Thermo Fisher Scientific, Inc. ........... 18,554 10,295,615
Waters Corp.
(a)
.................... 3,283 986,082
West Pharmaceutical Services, Inc. ...... 6,250 2,257,750
41,950,225

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 1.7%
Caterpillar, Inc. .................... 20,198 $ 4,419,322
Chart Industries, Inc.
(a)(b)
.............. 3,658 486,880
Deere & Co. ...................... 14,087 5,325,168
Dover Corp. ...................... 5,967 872,137
Fortive Corp. ...................... 17,370 1,095,873
Graco, Inc. ....................... 14,226 1,127,980
IDEX Corp. ....................... 6,370 1,314,258
Ingersoll Rand, Inc. ................. 34,206 1,950,426
Lincoln Electric Holdings, Inc. .......... 4,883 819,367
Middleby Corp. (The)
(a)
............... 1,988 280,069
Nordson Corp. ..................... 4,533 980,533
Otis Worldwide Corp. ................ 13,221 1,127,751
PACCAR, Inc. ..................... 23,937 1,787,855
Parker-Hannifin Corp. ................ 5,194 1,687,427
RBC Bearings, Inc.
(a)
................ 2,454 557,083
Toro Co. (The) ..................... 8,947 932,814
Westinghouse Air Brake Technologies Corp. . 9,198 898,369
Xylem, Inc. ....................... 15,225 1,580,964
27,244,276
Media — 0.3%
Charter Communications, Inc., Class A
(a)(b)
.. 3,622 1,335,431
Liberty Broadband Corp., Class A
(a)
....... 1,344 113,608
Liberty Broadband Corp., Class C, NVS
(a)
.. 10,097 856,024
Sirius XM Holdings, Inc.
(b)
............. 30,818 117,109
Trade Desk, Inc. (The), Class A
(a)
........ 37,879 2,437,135
4,859,307
Metals & Mining — 0.1%
Nucor Corp. ...................... 11,961 1,772,381
Multi-Utilities — 0.1%
Ameren Corp. ..................... 7,488 666,207
CenterPoint Energy, Inc. .............. 17,015 518,447
CMS Energy Corp. .................. 8,341 519,311
1,703,965
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc. ...... 5,819 722,603
Oil, Gas & Consumable Fuels — 1.8%
APA Corp. ....................... 14,569 536,868
Cheniere Energy, Inc. ................ 21,100 3,228,300
Chevron Corp. ..................... 47,246 7,964,731
ConocoPhillips .................... 42,772 4,400,811
Coterra Energy, Inc. ................. 32,707 837,299
Devon Energy Corp. ................. 25,705 1,373,418
EQT Corp. ....................... 15,737 548,277
Hess Corp. ....................... 14,918 2,164,005
HF Sinclair Corp. ................... 3,734 164,707
Marathon Oil Corp. .................. 26,560 641,689
Marathon Petroleum Corp. ............ 14,968 1,826,096
Matador Resources Co. .............. 6,295 308,644
Murphy Oil Corp. ................... 5,552 203,814
New Fortress Energy, Inc., Class A ....... 4,000 121,160
Ovintiv, Inc. ....................... 10,485 378,299
Pioneer Natural Resources Co. ......... 6,589 1,433,437
Range Resources Corp. .............. 9,641 255,004
Southwestern Energy Co.
(a)
............ 32,453 168,431
Targa Resources Corp. ............... 10,917 824,561
Texas Pacific Land Corp. .............. 528 780,199
28,159,750
Passenger Airlines — 0.1%
(a)
American Airlines Group, Inc.
(b)
.......... 29,228 398,670
Delta Air Lines, Inc. ................. 26,173 897,996
Security
Shares
Shares Value
Passenger Airlines (continued)
Southwest Airlines Co. ............... 26,728 $ 809,591
2,106,257
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 11,546 2,848,629
Pharmaceuticals — 2.8%
Catalent, Inc.
(a)
.................... 8,386 420,306
Eli Lilly & Co. ..................... 66,831 26,455,720
Merck & Co., Inc. ................... 98,093 11,326,799
Zoetis, Inc., Class A ................. 39,467 6,937,509
45,140,334
Professional Services — 1.4%
Automatic Data Processing, Inc. ......... 35,104 7,722,880
Booz Allen Hamilton Holding Corp. ....... 6,578 629,646
Broadridge Financial Solutions, Inc. ...... 9,939 1,445,230
Ceridian HCM Holding, Inc.
(a)
........... 12,959 822,637
Clarivate plc
(a)
..................... 17,103 151,533
Concentrix Corp. ................... 1,472 142,063
CoStar Group, Inc.
(a)
................. 34,557 2,659,161
Equifax, Inc. ...................... 6,951 1,448,449
Genpact Ltd. ...................... 7,308 325,571
Jacobs Solutions, Inc. ................ 4,697 542,316
Paychex, Inc. ..................... 14,528 1,596,046
Paycom Software, Inc.
(a)
.............. 4,107 1,192,550
Paylocity Holding Corp.
(a)
............. 3,480 672,649
TransUnion ....................... 9,825 676,058
Verisk Analytics, Inc. ................. 13,204 2,563,029
22,589,818
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc., Class A ............ 8,750 670,775
Zillow Group, Inc., Class A ............. 4,907 209,921
Zillow Group, Inc., Class C, NVS
(b)
....... 13,755 598,893
1,479,589
Residential REITs — 0.6%
American Homes 4 Rent, Class A ........ 16,324 542,936
AvalonBay Communities, Inc. .......... 7,046 1,270,887
Camden Property Trust ............... 9,347 1,028,637
Equity LifeStyle Properties, Inc. ......... 9,263 638,221
Equity Residential .................. 17,800 1,125,850
Essex Property Trust, Inc. ............. 2,319 509,554
Invitation Homes, Inc. ................ 49,526 1,652,683
Mid-America Apartment Communities, Inc. .. 5,038 774,844
Sun Communities, Inc. ............... 10,464 1,453,764
UDR, Inc. ........................ 15,945 659,007
9,656,383
Retail REITs — 0.1%
Brixmor Property Group, Inc. ........... 7,924 169,019
Federal Realty Investment Trust ......... 3,481 344,236
Realty Income Corp. ................. 23,187 1,457,071
Regency Centers Corp. .............. 5,258 322,999
2,293,325
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.
(a)
......... 136,633 12,210,891
Analog Devices, Inc. ................. 17,114 3,078,466
Broadcom, Inc. .................... 16,993 10,646,115
Enphase Energy, Inc.
(a)
............... 11,475 1,884,195
Entegris, Inc. ...................... 12,578 942,344
Marvell Technology, Inc. .............. 72,329 2,855,549
Microchip Technology, Inc. ............. 18,994 1,386,372
Micron Technology, Inc. ............... 38,011 2,446,388
Monolithic Power Systems, Inc. ......... 3,790 1,750,866

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 208,463 $ 57,846,398
ON Semiconductor Corp.
(a)
............ 36,525 2,628,339
QUALCOMM, Inc. .................. 41,188 4,810,758
Skyworks Solutions, Inc. .............. 4,283 453,570
SolarEdge Technologies, Inc.
(a)
.......... 4,723 1,349,030
Teradyne, Inc. ..................... 8,009 731,862
Texas Instruments, Inc. ............... 40,753 6,813,902
Wolfspeed, Inc.
(a)(b)
.................. 4,714 219,437
112,054,482
Software — 18.5%
Adobe, Inc.
(a)
...................... 38,794 14,647,063
ANSYS, Inc.
(a)(b)
.................... 7,401 2,323,322
Aspen Technology, Inc.
(a)
.............. 2,457 434,889
Atlassian Corp., Class A
(a)
............. 12,741 1,881,336
Autodesk, Inc.
(a)
.................... 18,298 3,564,267
Bentley Systems, Inc., Class B .......... 16,592 706,156
BILL Holdings, Inc.
(a)
................. 8,225 631,762
Black Knight, Inc.
(a)
.................. 13,173 719,773
Cadence Design Systems, Inc.
(a)
........ 23,247 4,869,084
Crowdstrike Holdings, Inc., Class A
(a)
...... 18,527 2,224,166
Datadog, Inc., Class A
(a)
.............. 20,969 1,412,891
DocuSign, Inc.
(a)
................... 16,963 838,651
Dynatrace, Inc.
(a)
................... 18,226 770,595
Fair Isaac Corp.
(a)
................... 2,127 1,548,350
Fortinet, Inc.
(a)
..................... 55,006 3,468,128
HubSpot, Inc.
(a)
.................... 4,104 1,727,579
Intuit, Inc. ........................ 23,806 10,568,674
Manhattan Associates, Inc.
(a)
........... 5,271 873,299
Microsoft Corp. .................... 630,796 193,818,379
Oracle Corp. ...................... 41,639 3,944,046
Palantir Technologies, Inc., Class A
(a)
..... 148,824 1,153,386
Palo Alto Networks, Inc.
(a)
............. 25,585 4,668,239
Procore Technologies, Inc.
(a)
........... 5,829 311,327
PTC, Inc.
(a)
....................... 9,057 1,139,280
Roper Technologies, Inc. .............. 3,648 1,659,037
Salesforce, Inc.
(a)
................... 84,741 16,810,072
ServiceNow, Inc.
(a)
.................. 17,196 7,900,186
Splunk, Inc.
(a)
..................... 12,810 1,104,734
Synopsys, Inc.
(a)
................... 12,919 4,797,083
Tyler Technologies, Inc.
(a)
............. 3,518 1,333,428
Unity Software, Inc.
(a)(b)
............... 20,586 555,204
VMware, Inc., Class A
(a)
.............. 8,597 1,074,883
Workday, Inc., Class A
(a)
.............. 17,146 3,191,557
Zoom Video Communications, Inc., Class A
(a)
18,349 1,127,179
Zscaler, Inc.
(a)
..................... 7,275 655,478
298,453,483
Specialized REITs — 1.5%
American Tower Corp. ............... 21,083 4,309,154
Crown Castle, Inc. .................. 18,463 2,272,611
CubeSmart ....................... 12,254 557,434
Digital Realty Trust, Inc. .............. 12,909 1,279,927
Equinix, Inc. ...................... 7,833 5,671,718
Extra Space Storage, Inc. ............. 11,395 1,732,496
Gaming and Leisure Properties, Inc. ...... 6,757 351,364
Iron Mountain, Inc. .................. 9,436 521,245
Lamar Advertising Co., Class A ......... 2,304 243,487
Life Storage, Inc. ................... 4,302 578,103
Public Storage ..................... 8,275 2,439,718
SBA Communications Corp. ........... 9,173 2,393,144
VICI Properties, Inc. ................. 27,870 945,908
23,296,309
Security
Shares
Shares Value
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
................... 1,041 $ 2,772,506
Burlington Stores, Inc.
(a)
.............. 3,045 587,106
Five Below, Inc.
(a)
................... 4,689 925,421
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 8,954 889,490
Home Depot, Inc. (The) .............. 28,177 8,468,316
Lowe's Cos., Inc. ................... 20,631 4,287,741
Murphy USA, Inc. .................. 631 173,670
O'Reilly Automotive, Inc.
(a)
............. 2,759 2,530,858
Ross Stores, Inc. ................... 29,230 3,119,718
TJX Cos., Inc. (The) ................. 47,879 3,773,823
Tractor Supply Co. .................. 9,330 2,224,272
Ulta Beauty, Inc.
(a)
.................. 4,317 2,380,523
32,133,444
Technology Hardware, Storage & Peripherals — 13.3%
Apple, Inc. ....................... 1,260,323 213,851,607
NetApp, Inc. ...................... 6,104 383,880
Pure Storage, Inc., Class A
(a)
........... 24,370 556,367
214,791,854
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.
(a)
.............. 2,234 1,070,845
Lululemon Athletica, Inc.
(a)
............. 9,849 3,741,931
NIKE, Inc., Class B ................. 72,513 9,188,847
14,001,623
Trading Companies & Distributors — 0.5%
Fastenal Co. ...................... 48,365 2,603,971
United Rentals, Inc.
(a)
................ 5,854 2,113,938
Watsco, Inc. ...................... 2,807 972,289
WW Grainger, Inc. .................. 3,814 2,652,904
8,343,102
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,126 1,501,180
Essential Utilities, Inc. ................ 11,443 488,616
1,989,796
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.
(a)
.................. 50,273 7,234,285
Total Long-Term Investments — 99.8%
(Cost: $1,354,109,046) ........................... 1,606,769,402
Short-Term Securities
Money Market Funds — 2.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 32,749,346 32,759,171
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 2,400,069 2,400,069
Total Short-Term Securities — 2.2%
(Cost: $35,146,096) .............................. 35,159,240
Total Investments — 102.0%
(Cost: $1,389,255,142 ) ........................... 1,641,928,642
Liabilities in Excess of Other Assets — (2.0)% ............ (32,285,467)
Net Assets — 100.0% ..............................
$ 1,609,643,175
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 31,914,376 $ 828,018
(a)
$ — $ 9,062 $ 7,715 $ 32,759,171 32,749,346 $ 190,801
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,207,000 — (806,931)
(a)
— — 2,400,069 2,400,069 84,655 —
$ 9,062 $ 7,715 $ 35,159,240 $ 275,456 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 10 06/16/23 $ 2,664 $ 177,263
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 177,263 $ — $ — $ — $ 177,263
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (304,599) $ — $ — $ — $ (304,599)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 486,094 $ — $ — $ — $ 486,094
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,051,108

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,606,769,402 $ — $ — $ 1,606,769,402
Short-Term Securities
Money Market Funds ...................................... 35,159,240 — — 35,159,240
$ 1,641,928,642 $ — $ — $ 1,641,928,642
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 177,263 $ — $ — $ 177,263
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 6,367 $ 1,341,591
HEICO Corp. ..................... 3,755 633,243
HEICO Corp., Class A ................ 6,591 884,710
Howmet Aerospace, Inc. .............. 34,735 1,538,413
Huntington Ingalls Industries, Inc. ........ 3,765 759,250
Textron, Inc. ...................... 19,667 1,316,509
TransDigm Group, Inc. ............... 4,892 3,742,380
10,216,096
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 11,143 1,123,994
Expeditors International of Washington, Inc. . 14,996 1,707,145
2,831,139
Automobile Components — 0.6%
Aptiv plc
(a)
........................ 25,561 2,629,205
BorgWarner, Inc. ................... 22,111 1,064,202
Lear Corp. ....................... 5,583 712,726
4,406,133
Automobiles — 0.2%
(a)(b)
Lucid Group, Inc. ................... 60,578 480,989
Rivian Automotive, Inc., Class A ......... 51,973 666,294
1,147,283
Banks — 2.1%
BOK Financial Corp. ................. 2,723 228,378
Citizens Financial Group, Inc. .......... 46,460 1,437,473
Comerica, Inc. ..................... 12,427 538,959
Commerce Bancshares, Inc. ........... 10,725 598,991
Cullen/Frost Bankers, Inc. ............. 6,107 673,297
East West Bancorp, Inc. .............. 13,254 685,099
Fifth Third Bancorp ................. 64,433 1,688,145
First Citizens BancShares, Inc., Class A .... 1,125 1,133,078
First Horizon Corp. .................. 50,446 885,327
First Republic Bank
(b)
................ 17,587 61,730
Huntington Bancshares, Inc. ........... 136,125 1,524,600
KeyCorp ......................... 88,045 991,387
M&T Bank Corp. ................... 15,970 2,009,026
Regions Financial Corp. .............. 88,182 1,610,203
Webster Financial Corp. .............. 16,371 610,638
Western Alliance Bancorp ............. 10,349 384,155
Zions Bancorp NA .................. 14,177 394,971
15,455,457
Beverages — 0.3%
Brown-Forman Corp., Class A .......... 5,272 347,319
Brown-Forman Corp., Class B, NVS ...... 17,318 1,127,229
Molson Coors Beverage Co., Class B ..... 17,692 1,052,320
2,526,868
Biotechnology — 2.5%
(a)
Alnylam Pharmaceuticals, Inc. .......... 11,606 2,311,915
Biogen, Inc. ...................... 13,584 4,132,660
BioMarin Pharmaceutical, Inc. .......... 17,533 1,683,869
Horizon Therapeutics plc .............. 21,379 2,376,490
Incyte Corp. ...................... 17,463 1,299,422
Karuna Therapeutics, Inc.
(b)
............ 2,815 558,609
Neurocrine Biosciences, Inc. ........... 9,111 920,575
Sarepta Therapeutics, Inc. ............. 8,265 1,014,694
Seagen, Inc. ...................... 12,959 2,591,800
United Therapeutics Corp. ............. 4,283 985,647
17,875,681
Security
Shares
Shares Value
Broadline Retail — 0.7%
Coupang, Inc., Class A
(a)
.............. 96,643 $ 1,619,737
eBay, Inc. ........................ 51,291 2,381,441
Etsy, Inc.
(a)
....................... 11,856 1,197,812
5,198,990
Building Products — 2.2%
Advanced Drainage Systems, Inc.
(b)
...... 5,921 507,548
Allegion plc ....................... 8,267 913,338
AO Smith Corp. .................... 11,993 819,002
Builders FirstSource, Inc.
(a)
............ 13,847 1,312,280
Carlisle Cos., Inc. .................. 4,886 1,054,643
Carrier Global Corp. ................. 78,695 3,291,025
Fortune Brands Innovations, Inc. ........ 12,141 785,401
Lennox International, Inc. ............. 3,061 862,927
Masco Corp. ...................... 21,301 1,139,817
Owens Corning .................... 8,816 941,637
Trane Technologies plc ............... 21,610 4,015,354
15,642,972
Capital Markets — 4.2%
Ameriprise Financial, Inc. ............. 9,934 3,031,062
Ares Management Corp., Class A ........ 14,700 1,287,573
Bank of New York Mellon Corp. (The) ..... 69,389 2,955,277
Carlyle Group, Inc. (The) .............. 20,741 629,075
Coinbase Global, Inc., Class A
(a)(b)
........ 15,016 807,711
FactSet Research Systems, Inc. ......... 3,602 1,482,907
Franklin Resources, Inc. .............. 26,994 725,599
Interactive Brokers Group, Inc., Class A .... 9,687 754,133
Invesco Ltd. ...................... 43,177 739,622
Jefferies Financial Group, Inc. .......... 17,128 548,610
LPL Financial Holdings, Inc. ............ 7,468 1,559,617
MarketAxess Holdings, Inc. ............ 3,547 1,129,258
Morningstar, Inc. ................... 2,354 419,742
MSCI, Inc. ....................... 7,544 3,639,603
Nasdaq, Inc. ...................... 31,979 1,770,677
Northern Trust Corp. ................. 19,662 1,536,782
Raymond James Financial, Inc. ......... 18,274 1,654,345
Robinhood Markets, Inc., Class A
(a)
....... 47,833 423,322
SEI Investments Co. ................. 9,618 566,596
State Street Corp. .................. 32,926 2,379,233
T. Rowe Price Group, Inc. ............. 21,160 2,376,903
30,417,647
Chemicals — 3.4%
Albemarle Corp. ................... 11,052 2,049,704
Celanese Corp. .................... 9,421 1,000,887
CF Industries Holdings, Inc. ............ 18,508 1,324,803
Dow, Inc. ........................ 66,497 3,617,437
DuPont de Nemours, Inc. ............. 43,218 3,013,159
Eastman Chemical Co. ............... 11,246 947,700
FMC Corp. ....................... 11,864 1,466,153
International Flavors & Fragrances, Inc. .... 24,053 2,332,179
LyondellBasell Industries NV, Class A ..... 23,922 2,263,260
Mosaic Co. (The) ................... 32,090 1,375,056
Olin Corp. ........................ 11,648 645,299
PPG Industries, Inc. ................. 22,172 3,109,845
RPM International, Inc. ............... 12,151 996,747
Westlake Corp. .................... 3,260 370,923
24,513,152
Commercial Services & Supplies — 0.7%
Copart, Inc.
(a)(b)
.................... 40,439 3,196,703
Rollins, Inc. ....................... 21,856 923,416
Tetra Tech, Inc. .................... 5,023 695,032
4,815,151

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 23,350 $ 3,739,736
Ciena Corp.
(a)
..................... 14,004 644,744
F5, Inc.
(a)
........................ 5,686 763,971
Juniper Networks, Inc. ............... 30,544 920,902
6,069,353
Construction & Engineering — 0.6%
AECOM ......................... 13,138 1,091,111
Quanta Services, Inc. ................ 13,481 2,286,917
WillScot Mobile Mini Holdings Corp.
(a)
..... 19,764 897,285
4,275,313
Construction Materials — 0.6%
Martin Marietta Materials, Inc. .......... 5,858 2,127,626
Vulcan Materials Co. ................ 12,562 2,199,857
4,327,483
Consumer Finance — 0.6%
Ally Financial, Inc. .................. 28,335 747,477
Discover Financial Services ............ 25,188 2,606,203
Synchrony Financial ................. 41,133 1,213,835
4,567,515
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A .......... 15,158 316,802
BJ's Wholesale Club Holdings, Inc.
(a)
...... 12,723 971,656
Casey's General Stores, Inc. ........... 3,535 808,879
Dollar Tree, Inc.
(a)
................... 19,614 3,014,868
Kroger Co. (The) ................... 61,451 2,988,362
Performance Food Group Co.
(a)
......... 14,771 925,994
US Foods Holding Corp.
(a)(b)
............ 19,252 739,277
Walgreens Boots Alliance, Inc. .......... 67,534 2,380,573
12,146,411
Containers & Packaging — 1.4%
Amcor plc ........................ 140,563 1,541,976
AptarGroup, Inc. ................... 6,162 730,259
Avery Dennison Corp. ................ 7,638 1,332,678
Ball Corp. ........................ 29,576 1,572,852
Crown Holdings, Inc. ................ 11,275 967,169
International Paper Co. ............... 33,619 1,113,125
Packaging Corp. of America ........... 8,745 1,182,849
Sealed Air Corp. ................... 13,667 655,879
WestRock Co. ..................... 23,998 718,260
9,815,047
Distributors — 0.7%
Genuine Parts Co. .................. 13,326 2,242,899
LKQ Corp. ....................... 23,898 1,379,632
Pool Corp. ....................... 3,684 1,294,263
4,916,794
Diversified Consumer Services — 0.2%
ADT, Inc. ........................ 20,195 135,306
Service Corp. International ............ 14,472 1,015,790
1,151,096
Diversified REITs — 0.2%
WP Carey, Inc. .................... 19,847 1,472,647
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. ............. 86,712 205,507
Electric Utilities — 3.5%
Alliant Energy Corp. ................. 23,757 1,309,961
Avangrid, Inc. ..................... 6,576 264,750
Constellation Energy Corp. ............ 30,850 2,387,790
Edison International ................. 36,025 2,651,440
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ..................... 19,231 $ 2,068,871
Evergy, Inc. ....................... 21,604 1,341,825
Eversource Energy ................. 32,858 2,550,109
FirstEnergy Corp. .................. 51,240 2,039,352
NRG Energy, Inc. ................... 21,687 741,045
OGE Energy Corp. .................. 18,910 709,881
PG&E Corp.
(a)(b)
.................... 151,801 2,597,315
Pinnacle West Capital Corp. ........... 10,653 835,834
PPL Corp. ....................... 69,462 1,994,949
Xcel Energy, Inc. ................... 51,626 3,609,174
25,102,296
Electrical Equipment — 1.3%
AMETEK, Inc. ..................... 21,665 2,988,254
Generac Holdings, Inc.
(a)(b)
............. 6,010 614,342
Hubbell, Inc. ...................... 5,056 1,361,682
Plug Power, Inc.
(a)(b)
................. 49,879 450,407
Regal Rexnord Corp. ................ 6,246 812,979
Rockwell Automation, Inc. ............. 10,828 3,068,764
9,296,428
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.
(a)
.............. 5,517 631,310
CDW Corp. ....................... 12,773 2,166,173
Cognex Corp. ..................... 16,329 778,730
Corning, Inc. ...................... 71,813 2,385,628
Flex Ltd.
(a)
........................ 42,432 872,826
Jabil, Inc. ........................ 12,530 979,220
Keysight Technologies, Inc.
(a)
........... 16,825 2,433,568
TD SYNNEX Corp. .................. 3,976 354,023
Teledyne Technologies, Inc.
(a)
........... 4,431 1,836,206
Trimble, Inc.
(a)
..................... 23,266 1,095,829
Zebra Technologies Corp., Class A
(a)
...... 4,879 1,405,298
14,938,811
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A ............ 95,064 2,779,671
Halliburton Co. .................... 85,289 2,793,215
NOV, Inc. ........................ 37,300 624,775
6,197,661
Entertainment — 1.3%
Electronic Arts, Inc. ................. 24,577 3,128,161
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 2,218 143,682
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 19,536 1,410,304
Live Nation Entertainment, Inc.
(a)(b)
....... 13,429 910,218
ROBLOX Corp., Class A
(a)
............. 34,169 1,216,416
Roku, Inc., Class A
(a)(b)
............... 11,471 644,785
Take-Two Interactive Software, Inc.
(a)
...... 14,981 1,861,988
9,315,554
Financial Services — 1.8%
Apollo Global Management, Inc. ......... 41,031 2,600,955
Block, Inc., Class A
(a)
................ 50,699 3,081,992
Equitable Holdings, Inc. .............. 32,538 845,663
FleetCor Technologies, Inc.
(a)(b)
.......... 6,975 1,492,092
Global Payments, Inc. ............... 24,819 2,797,350
Jack Henry & Associates, Inc. .......... 6,907 1,128,189
Toast, Inc., Class A
(a)(b)
............... 29,467 536,300
WEX, Inc.
(a)
....................... 4,101 727,312
13,209,853
Food Products — 2.5%
Bunge Ltd. ....................... 14,132 1,322,755
Campbell Soup Co. ................. 18,964 1,029,745

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. ................ 44,924 $ 1,705,315
Darling Ingredients, Inc.
(a)(b)
............ 15,064 897,363
Hershey Co. (The) .................. 13,864 3,785,704
Hormel Foods Corp. ................. 27,386 1,107,490
JM Smucker Co. (The) ............... 10,085 1,557,225
Kellogg Co. ....................... 24,146 1,684,666
Lamb Weston Holdings, Inc. ........... 13,616 1,522,405
McCormick & Co., Inc., NVS ........... 23,652 2,077,828
Tyson Foods, Inc., Class A ............ 26,915 1,681,918
18,372,414
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 13,488 1,539,520
UGI Corp. ........................ 19,774 669,943
2,209,463
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)
............. 2,354 415,881
Hertz Global Holdings, Inc.
(a)
........... 15,261 254,554
JB Hunt Transport Services, Inc. ........ 7,838 1,373,923
Knight-Swift Transportation Holdings, Inc. .. 15,175 854,656
Old Dominion Freight Line, Inc. ......... 8,546 2,738,053
U-Haul Holding Co. ................. 907 55,381
5,692,448
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.
(a)
............... 6,852 2,228,956
Baxter International, Inc. .............. 47,610 2,270,045
Cooper Cos., Inc. (The) .............. 4,649 1,773,361
Dentsply Sirona, Inc. ................ 20,297 851,053
GE HealthCare Technologies, Inc.
(a)
...... 34,253 2,786,139
Hologic, Inc.
(a)
..................... 23,250 1,999,732
IDEXX Laboratories, Inc.
(a)
............. 7,812 3,844,754
Insulet Corp.
(a)(b)
.................... 6,542 2,080,618
Novocure Ltd.
(a)(b)
................... 8,527 561,929
ResMed, Inc. ..................... 13,859 3,339,465
Shockwave Medical, Inc.
(a)
............. 3,408 988,865
STERIS plc ....................... 9,399 1,772,181
Teleflex, Inc. ...................... 4,417 1,203,721
Zimmer Biomet Holdings, Inc. .......... 19,797 2,740,697
28,441,516
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(a)
........... 8,649 625,236
agilon health, Inc.
(a)(b)
................ 18,673 453,194
AmerisourceBergen Corp. ............. 15,264 2,546,798
Cardinal Health, Inc. ................. 24,291 1,994,291
Chemed Corp. ..................... 1,403 773,404
DaVita, Inc.
(a)
...................... 5,152 465,535
Henry Schein, Inc.
(a)
................. 12,802 1,034,530
Laboratory Corp. of America Holdings ..... 8,358 1,894,842
Molina Healthcare, Inc.
(a)
.............. 5,509 1,641,076
Quest Diagnostics, Inc. ............... 10,455 1,451,259
R1 RCM, Inc.
(a)
.................... 12,928 201,547
Universal Health Services, Inc., Class B ... 6,090 915,631
13,997,343
Health Care REITs — 1.0%
Healthpeak Properties, Inc. ............ 51,762 1,137,211
Medical Properties Trust, Inc. ........... 56,476 495,295
Omega Healthcare Investors, Inc. ........ 22,044 589,897
Ventas, Inc. ...................... 37,735 1,813,167
Welltower, Inc. ..................... 44,576 3,531,311
7,566,881
Security
Shares
Shares Value
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A
(a)
......... 13,285 $ 2,379,078
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 67,682 1,094,418
Hotels, Restaurants & Leisure — 2.9%
Aramark ......................... 24,662 855,771
Caesars Entertainment, Inc.
(a)
.......... 20,169 913,454
Carnival Corp.
(a)
.................... 94,926 874,268
Choice Hotels International, Inc. ......... 2,614 333,337
Churchill Downs, Inc. ................ 3,108 909,183
Darden Restaurants, Inc. ............. 11,474 1,743,245
Domino's Pizza, Inc. ................. 3,339 1,060,032
DoorDash, Inc., Class A
(a)(b)
............ 24,760 1,515,064
Expedia Group, Inc.
(a)
................ 13,920 1,307,923
Las Vegas Sands Corp.
(a)
............. 30,970 1,977,435
MGM Resorts International ............ 29,618 1,330,441
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 39,873 532,305
Royal Caribbean Cruises Ltd.
(a)
......... 20,771 1,359,047
Vail Resorts, Inc. ................... 3,789 911,330
Wyndham Hotels & Resorts, Inc. ........ 8,347 569,432
Wynn Resorts Ltd.
(a)
................. 9,709 1,109,545
Yum! Brands, Inc. .................. 26,415 3,713,421
21,015,233
Household Durables — 1.6%
DR Horton, Inc. .................... 29,479 3,237,384
Garmin Ltd. ....................... 14,465 1,420,029
Lennar Corp., Class A ................ 23,918 2,698,190
Lennar Corp., Class B ............... 1,336 130,687
NVR, Inc.
(a)
....................... 286 1,670,240
PulteGroup, Inc. ................... 21,228 1,425,460
Whirlpool Corp. .................... 5,148 718,609
11,300,599
Household Products — 0.6%
Church & Dwight Co., Inc. ............. 23,006 2,234,343
Clorox Co. (The) ................... 11,653 1,929,970
4,164,313
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 63,012 1,490,864
Vistra Corp. ...................... 35,412 844,930
2,335,794
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 25,337 749,722
EastGroup Properties, Inc. ............ 4,100 682,896
Rexford Industrial Realty, Inc. .......... 17,903 998,450
2,431,068
Insurance — 4.3%
Allstate Corp. (The) ................. 24,811 2,872,121
American Financial Group, Inc. ......... 6,614 811,736
Arch Capital Group Ltd.
(a)
............. 34,893 2,619,417
Arthur J Gallagher & Co. .............. 20,009 4,163,073
Assurant, Inc. ..................... 5,022 618,359
Brown & Brown, Inc. ................. 22,117 1,424,114
Cincinnati Financial Corp. ............. 14,811 1,576,483
CNA Financial Corp. ................. 2,669 103,851
Erie Indemnity Co., Class A, NVS ........ 2,347 510,073
Everest Re Group Ltd. ............... 3,689 1,394,442
Fidelity National Financial, Inc. .......... 25,820 916,352
Globe Life, Inc. .................... 8,502 922,637
Hartford Financial Services Group, Inc. (The) 29,726 2,110,249
Kinsale Capital Group, Inc. ............ 2,031 663,548
Lincoln National Corp. ............... 14,701 319,453

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Loews Corp. ...................... 18,464 $ 1,062,972
Markel Corp.
(a)
..................... 1,266 1,732,559
Old Republic International Corp. ......... 26,113 659,875
Principal Financial Group, Inc. .......... 21,448 1,601,951
Reinsurance Group of America, Inc. ...... 6,293 895,620
Unum Group ...................... 17,585 742,087
Willis Towers Watson plc .............. 10,072 2,332,675
WR Berkley Corp. .................. 19,215 1,132,148
31,185,795
Interactive Media & Services — 0.5%
(a)
Match Group, Inc. .................. 26,313 970,950
Pinterest, Inc., Class A ............... 56,020 1,288,460
Snap, Inc., Class A, NVS .............. 92,973 809,795
ZoomInfo Technologies, Inc.
(b)
.......... 25,439 557,368
3,626,573
IT Services — 2.2%
Akamai Technologies, Inc.
(a)
............ 14,860 1,218,074
Cloudflare, Inc., Class A
(a)
............. 27,002 1,270,444
Cognizant Technology Solutions Corp., Class A 48,018 2,867,155
DXC Technology Co.
(a)
............... 21,554 514,063
EPAM Systems, Inc.
(a)
................ 5,425 1,532,237
Gartner, Inc.
(a)
..................... 7,455 2,254,839
GoDaddy, Inc., Class A
(a)(b)
............. 14,628 1,107,047
MongoDB, Inc., Class A
(a)
............. 6,526 1,565,979
Okta, Inc., Class A
(a)
................. 14,395 986,490
Twilio, Inc., Class A
(a)
................ 16,438 864,803
VeriSign, Inc.
(a)
.................... 8,636 1,915,465
16,096,596
Leisure Products — 0.2%
Hasbro, Inc. ...................... 12,260 726,037
Mattel, Inc.
(a)(b)
..................... 33,468 602,424
1,328,461
Life Sciences Tools & Services — 2.0%
Avantor, Inc.
(a)
..................... 63,478 1,236,551
Bio-Rad Laboratories, Inc., Class A
(a)
...... 2,030 915,104
Bio-Techne Corp. ................... 14,863 1,187,256
Bruker Corp.
(b)
..................... 9,407 744,376
Charles River Laboratories International, Inc.
(a)
4,818 915,998
Mettler-Toledo International, Inc.
(a)
....... 2,085 3,109,778
PerkinElmer, Inc. ................... 11,929 1,556,615
Repligen Corp.
(a)(b)
.................. 4,858 736,619
Waters Corp.
(a)
.................... 5,613 1,685,921
West Pharmaceutical Services, Inc. ...... 6,984 2,522,900
14,611,118
Machinery — 4.9%
AGCO Corp. ...................... 5,824 721,827
Chart Industries, Inc.
(a)(b)
.............. 4,029 536,260
Cummins, Inc. ..................... 13,329 3,132,848
Dover Corp. ...................... 13,175 1,925,658
Fortive Corp. ...................... 33,291 2,100,329
Graco, Inc. ....................... 15,916 1,261,980
IDEX Corp. ....................... 7,104 1,465,697
Ingersoll Rand, Inc. ................. 38,269 2,182,098
Lincoln Electric Holdings, Inc. .......... 5,450 914,510
Middleby Corp. (The)
(a)
............... 5,069 714,121
Nordson Corp. ..................... 5,079 1,098,639
Otis Worldwide Corp. ................ 39,138 3,338,471
PACCAR, Inc. ..................... 49,244 3,678,034
Parker-Hannifin Corp. ................ 12,101 3,931,373
Pentair plc ....................... 15,475 898,788
RBC Bearings, Inc.
(a)(b)
............... 2,732 620,191
Snap-on, Inc. ..................... 5,019 1,301,979
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ........... 13,972 $ 1,206,343
Toro Co. (The) ..................... 9,907 1,032,904
Westinghouse Air Brake Technologies Corp. . 17,141 1,674,161
Xylem, Inc. ....................... 17,005 1,765,799
35,502,010
Media — 1.5%
Fox Corp., Class A, NVS .............. 28,108 934,872
Fox Corp., Class B .................. 13,007 397,234
Interpublic Group of Cos., Inc. (The) ...... 36,652 1,309,576
Liberty Broadband Corp., Class A
(a)
....... 1,573 132,965
Liberty Broadband Corp., Class C, NVS
(a)
.. 11,332 960,727
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 7,076 198,836
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 14,448 403,677
News Corp., Class A, NVS ............ 36,268 638,680
News Corp., Class B ................ 11,287 200,344
Omnicom Group, Inc. ................ 19,110 1,730,793
Paramount Global, Class A
(b)
........... 746 19,739
Paramount Global, Class B, NVS ........ 47,515 1,108,525
Sirius XM Holdings, Inc.
(b)
............. 66,120 251,256
Trade Desk, Inc. (The), Class A
(a)
........ 41,982 2,701,122
10,988,346
Metals & Mining — 1.6%
Alcoa Corp. ....................... 16,801 623,989
Cleveland-Cliffs, Inc.
(a)
............... 48,772 750,113
Newmont Corp. .................... 74,879 3,549,265
Nucor Corp. ...................... 23,868 3,536,760
Reliance Steel & Aluminum Co. ......... 5,527 1,369,591
Steel Dynamics, Inc. ................. 15,724 1,634,510
11,464,228
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ........ 44,338 885,873
Multi-Utilities — 2.5%
Ameren Corp. ..................... 24,349 2,166,331
CenterPoint Energy, Inc. .............. 59,388 1,809,552
CMS Energy Corp. .................. 27,544 1,714,889
Consolidated Edison, Inc. ............. 33,477 3,296,480
DTE Energy Co. ................... 18,277 2,054,518
NiSource, Inc. ..................... 38,216 1,087,627
Public Service Enterprise Group, Inc. ..... 47,070 2,974,824
WEC Energy Group, Inc. .............. 29,757 2,861,731
17,965,952
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc. ...... 14,853 1,844,446
Boston Properties, Inc. ............... 13,528 721,854
2,566,300
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.
(a)
............. 26,244 603,350
APA Corp. ....................... 30,361 1,118,803
Chesapeake Energy Corp. ............ 10,170 840,856
Coterra Energy, Inc. ................. 74,382 1,904,179
Diamondback Energy, Inc. ............. 17,337 2,465,321
EQT Corp. ....................... 34,661 1,207,589
HF Sinclair Corp. ................... 12,657 558,300
Marathon Oil Corp. .................. 59,796 1,444,671
Matador Resources Co. .............. 10,546 517,070
Murphy Oil Corp. ................... 13,739 504,359
New Fortress Energy, Inc., Class A ....... 4,579 138,698
ONEOK, Inc. ...................... 42,164 2,757,947
Ovintiv, Inc. ....................... 23,262 839,293

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. .............. 22,706 $ 600,574
Southwestern Energy Co.
(a)
............ 103,717 538,291
Targa Resources Corp. ............... 21,324 1,610,602
Texas Pacific Land Corp. .............. 581 858,515
18,508,418
Passenger Airlines — 0.8%
(a)
American Airlines Group, Inc. ........... 61,372 837,114
Delta Air Lines, Inc.
(b)
................ 60,493 2,075,515
Southwest Airlines Co. ............... 56,063 1,698,148
United Airlines Holdings, Inc.
(b)
.......... 30,943 1,355,304
5,966,081
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)
.................... 16,960 850,035
Jazz Pharmaceuticals plc
(a)
............ 5,918 831,301
Organon & Co. .................... 24,019 591,588
Royalty Pharma plc, Class A ........... 34,864 1,225,470
Viatris, Inc. ....................... 114,775 1,070,851
4,569,245
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp. ....... 12,516 1,198,032
Broadridge Financial Solutions, Inc. ...... 11,125 1,617,686
Ceridian HCM Holding, Inc.
(a)
........... 14,556 924,015
Clarivate plc
(a)
..................... 40,748 361,027
Concentrix Corp. ................... 4,028 388,742
CoStar Group, Inc.
(a)
................. 38,366 2,952,264
Equifax, Inc. ...................... 11,556 2,408,039
Genpact Ltd. ...................... 15,875 707,231
Jacobs Solutions, Inc. ................ 11,932 1,377,669
Leidos Holdings, Inc. ................ 12,861 1,199,417
Paycom Software, Inc.
(a)
.............. 4,539 1,317,989
Paylocity Holding Corp.
(a)
............. 3,916 756,924
Robert Half International, Inc. ........... 10,196 744,308
SS&C Technologies Holdings, Inc. ....... 20,656 1,209,202
TransUnion ....................... 18,238 1,254,957
Verisk Analytics, Inc. ................. 14,753 2,863,705
21,281,207
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc., Class A ............ 29,806 2,284,928
Jones Lang LaSalle, Inc. .............. 4,464 620,674
Zillow Group, Inc., Class A ............. 5,447 233,023
Zillow Group, Inc., Class C, NVS
(b)
....... 15,461 673,172
3,811,797
Residential REITs — 2.1%
American Homes 4 Rent, Class A ........ 28,864 960,017
AvalonBay Communities, Inc. .......... 13,197 2,380,343
Camden Property Trust ............... 10,426 1,147,381
Equity LifeStyle Properties, Inc. ......... 16,459 1,134,025
Equity Residential .................. 32,119 2,031,527
Essex Property Trust, Inc. ............. 6,094 1,339,034
Invitation Homes, Inc. ................ 54,893 1,831,779
Mid-America Apartment Communities, Inc. .. 10,911 1,678,112
Sun Communities, Inc. ............... 11,704 1,626,037
UDR, Inc. ........................ 29,094 1,202,455
15,330,710
Retail REITs — 1.6%
Brixmor Property Group, Inc. ........... 28,319 604,044
Federal Realty Investment Trust ......... 6,943 686,593
Kimco Realty Corp. ................. 58,517 1,122,941
National Retail Properties, Inc. .......... 17,179 747,287
Realty Income Corp. ................. 59,165 3,717,929
Regency Centers Corp. .............. 14,481 889,568
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. ............ 30,844 $ 3,495,242
11,263,604
Semiconductors & Semiconductor Equipment — 2.8%
Entegris, Inc. ...................... 14,025 1,050,753
First Solar, Inc.
(a)
................... 9,349 1,706,940
Marvell Technology, Inc. .............. 80,488 3,177,666
Microchip Technology, Inc. ............. 51,678 3,771,977
Monolithic Power Systems, Inc. ......... 4,221 1,949,975
ON Semiconductor Corp.
(a)
............ 40,750 2,932,370
Qorvo, Inc.
(a)
...................... 9,456 870,709
Skyworks Solutions, Inc. .............. 14,988 1,587,229
SolarEdge Technologies, Inc.
(a)(b)
........ 5,273 1,506,127
Teradyne, Inc. ..................... 14,715 1,344,657
Wolfspeed, Inc.
(a)(b)
.................. 11,787 548,685
20,447,088
Software — 4.2%
ANSYS, Inc.
(a)
..................... 8,218 2,579,795
Aspen Technology, Inc.
(a)
.............. 2,770 490,290
Atlassian Corp., Class A
(a)
............. 14,161 2,091,013
Bentley Systems, Inc., Class B
(b)
......... 18,506 787,615
BILL Holdings, Inc.
(a)
................. 9,016 692,519
Black Knight, Inc.
(a)
.................. 14,675 801,842
Crowdstrike Holdings, Inc., Class A
(a)
...... 20,592 2,472,070
Datadog, Inc., Class A
(a)
.............. 23,418 1,577,905
DocuSign, Inc.
(a)
................... 19,020 940,349
Dynatrace, Inc.
(a)
................... 20,474 865,641
Fair Isaac Corp.
(a)
................... 2,370 1,725,241
Gen Digital, Inc. .................... 53,849 951,512
HubSpot, Inc.
(a)
.................... 4,579 1,927,530
Manhattan Associates, Inc.
(a)
........... 5,907 978,672
Palantir Technologies, Inc., Class A
(a)(b)
.... 165,930 1,285,957
Procore Technologies, Inc.
(a)
........... 6,491 346,684
PTC, Inc.
(a)
....................... 10,016 1,259,913
Splunk, Inc.
(a)
..................... 14,257 1,229,524
Tyler Technologies, Inc.
(a)
............. 3,920 1,485,798
Unity Software, Inc.
(a)(b)
............... 22,953 619,042
Workday, Inc., Class A
(a)
.............. 19,057 3,547,270
Zoom Video Communications, Inc., Class A
(a)
20,364 1,250,960
Zscaler, Inc.
(a)(b)
.................... 8,002 720,980
30,628,122
Specialized REITs — 2.5%
CubeSmart ....................... 21,145 961,886
Digital Realty Trust, Inc. .............. 27,124 2,689,345
Extra Space Storage, Inc. ............. 12,655 1,924,066
Gaming and Leisure Properties, Inc. ...... 24,362 1,266,824
Iron Mountain, Inc. .................. 27,499 1,519,045
Lamar Advertising Co., Class A ......... 8,209 867,527
Life Storage, Inc. ................... 8,014 1,076,921
SBA Communications Corp. ........... 10,186 2,657,426
VICI Properties, Inc. ................. 94,686 3,213,643
Weyerhaeuser Co. .................. 69,130 2,067,678
18,244,361
Specialty Retail — 2.4%
Advance Auto Parts, Inc. .............. 5,610 704,223
Bath & Body Works, Inc. .............. 21,661 760,301
Best Buy Co., Inc. .................. 18,549 1,382,272
Burlington Stores, Inc.
(a)
.............. 6,137 1,183,275
CarMax, Inc.
(a)(b)
.................... 14,946 1,046,668
Five Below, Inc.
(a)(b)
.................. 5,223 1,030,811
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 9,991 992,506
GameStop Corp., Class A
(a)(b)
........... 23,997 462,902
Murphy USA, Inc. .................. 1,894 521,286

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Penske Automotive Group, Inc.
(b)
........ 2,347 $ 325,247
Ross Stores, Inc. ................... 32,487 3,467,338
Tractor Supply Co. .................. 10,415 2,482,936
Ulta Beauty, Inc.
(a)
.................. 4,800 2,646,864
Williams-Sonoma, Inc. ............... 6,302 762,794
17,769,423
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C ......... 22,938 997,574
Hewlett Packard Enterprise Co. ......... 120,860 1,730,715
HP, Inc. ......................... 81,535 2,422,405
NetApp, Inc. ...................... 20,407 1,283,396
Pure Storage, Inc., Class A
(a)
........... 26,698 609,515
Seagate Technology Holdings plc ........ 18,073 1,062,150
Western Digital Corp.
(a)
............... 30,063 1,035,370
9,141,125
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
.............. 2,485 1,191,160
Tapestry, Inc. ...................... 22,348 912,022
VF Corp. ........................ 31,194 733,371
2,836,553
Trading Companies & Distributors — 1.3%
Fastenal Co. ...................... 53,851 2,899,338
United Rentals, Inc.
(a)
................ 6,544 2,363,104
Watsco, Inc. ...................... 3,131 1,084,515
WW Grainger, Inc. .................. 4,242 2,950,608
9,297,565
Security
Shares
Shares Value
Water Utilities — 0.5%
American Water Works Co., Inc. ......... 18,204 $ 2,698,743
Essential Utilities, Inc. ................ 22,447 958,487
3,657,230
Total Long-Term Investments — 99.6%
(Cost: $700,716,483) ............................. 722,028,687
Short-Term Securities
Money Market Funds — 4.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 32,603,869 32,613,650
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 2,036,626 2,036,626
Total Short-Term Securities — 4.8%
(Cost: $34,637,489) .............................. 34,650,276
Total Investments — 104.4%
(Cost: $735,353,972 ) ............................. 756,678,963
Liabilities in Excess of Other Assets — (4.4)% ............ (32,051,930)
Net Assets — 100.0% ..............................
$ 724,627,033
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 36,799,614 $ — $ (4,191,767)
(a)
$ 1,042 $ 4,761 $ 32,613,650 32,603,869 $ 257,958
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,172,000 864,626
(a)
— — — 2,036,626 2,036,626 44,188 1
$ 1,042 $ 4,761 $ 34,650,276 $ 302,146 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 2 06/16/23 $ 533 $ 8,055
S&P Midcap 400 E-Mini Index ................................................. 8 06/16/23 2,000 9,350
$ 17,405
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 17,405 $ — $ — $ — $ 17,405
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (136,530) $ — $ — $ — $ (136,530)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 96,416 $ — $ — $ — $ 96,416
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,868,345

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 722,028,687 $ — $ — $ 722,028,687
Short-Term Securities
Money Market Funds ...................................... 34,650,276 — — 34,650,276
$ 756,678,963 $ — $ — $ 756,678,963
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 17,405 $ — $ — $ 17,405
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
............... 24,509 $ 5,164,291
HEICO Corp. ..................... 14,479 2,441,739
HEICO Corp., Class A ................ 25,404 3,409,979
Howmet Aerospace, Inc. .............. 133,622 5,918,118
Huntington Ingalls Industries, Inc. ........ 14,459 2,915,802
Textron, Inc.
(b)
..................... 48,298 3,233,068
TransDigm Group, Inc. ............... 11,248 8,604,720
31,687,717
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. .......... 16,066 1,620,577
Automobile Components — 0.6%
Aptiv plc
(a)
........................ 58,797 6,047,860
BorgWarner, Inc. ................... 28,056 1,350,335
Lear Corp. ....................... 9,379 1,197,323
8,595,518
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 232,590 1,846,765
Banks — 0.4%
Comerica, Inc. ..................... 15,267 662,130
Commerce Bancshares, Inc. ........... 12,779 713,707
Cullen/Frost Bankers, Inc. ............. 8,713 960,608
First Citizens BancShares, Inc., Class A .... 2,060 2,074,791
First Republic Bank
(b)
................ 67,526 237,016
Western Alliance Bancorp ............. 15,014 557,320
5,205,572
Beverages — 0.4%
Brown-Forman Corp., Class A .......... 20,318 1,338,550
Brown-Forman Corp., Class B, NVS ...... 66,329 4,317,354
5,655,904
Biotechnology — 3.3%
(a)
Alnylam Pharmaceuticals, Inc. .......... 44,636 8,891,491
BioMarin Pharmaceutical, Inc. .......... 67,405 6,473,576
Horizon Therapeutics plc .............. 48,393 5,379,366
Incyte Corp. ...................... 67,148 4,996,483
Karuna Therapeutics, Inc.
(b)
............ 10,827 2,148,510
Neurocrine Biosciences, Inc. ........... 35,109 3,547,413
Sarepta Therapeutics, Inc. ............. 31,814 3,905,805
Seagen, Inc. ...................... 49,844 9,968,800
United Therapeutics Corp. ............. 5,412 1,245,464
46,556,908
Broadline Retail — 0.3%
Etsy, Inc.
(a)(b)
...................... 45,601 4,607,069
Building Products — 1.8%
Advanced Drainage Systems, Inc.
(b)
...... 22,736 1,948,930
Allegion plc ....................... 14,398 1,590,691
AO Smith Corp. .................... 20,558 1,403,906
Builders FirstSource, Inc.
(a)
............ 21,010 1,991,118
Carlisle Cos., Inc. .................. 12,415 2,679,778
Carrier Global Corp. ................. 97,448 4,075,275
Lennox International, Inc. ............. 5,666 1,597,302
Owens Corning .................... 10,810 1,154,616
Trane Technologies plc ............... 47,501 8,826,161
25,267,777
Capital Markets — 4.0%
Ameriprise Financial, Inc. ............. 15,354 4,684,812
Ares Management Corp., Class A ........ 56,603 4,957,857
FactSet Research Systems, Inc. ......... 13,870 5,710,140
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A .... 37,305 $ 2,904,194
LPL Financial Holdings, Inc. ............ 28,740 6,002,062
MarketAxess Holdings, Inc. ............ 13,673 4,353,073
Morningstar, Inc. ................... 9,060 1,615,489
MSCI, Inc. ....................... 29,007 13,994,427
Nasdaq, Inc. ...................... 58,687 3,249,499
Raymond James Financial, Inc. ......... 70,367 6,370,325
Robinhood Markets, Inc., Class A
(a)(b)
...... 186,275 1,648,534
SEI Investments Co. ................. 20,139 1,186,388
56,676,800
Chemicals — 1.3%
Albemarle Corp. ................... 42,507 7,883,348
FMC Corp. ....................... 16,261 2,009,534
LyondellBasell Industries NV, Class A ..... 32,368 3,062,337
Olin Corp. ........................ 26,667 1,477,352
RPM International, Inc. ............... 29,147 2,390,928
Westlake Corp. .................... 6,514 741,163
17,564,662
Commercial Services & Supplies — 1.3%
Copart, Inc.
(a)
..................... 155,529 12,294,567
Rollins, Inc. ....................... 83,954 3,547,057
Tetra Tech, Inc. .................... 19,278 2,667,497
18,509,121
Communications Equipment — 1.3%
(a)
Arista Networks, Inc. ................ 89,800 14,382,368
Ciena Corp. ...................... 53,714 2,472,993
F5, Inc.
(b)
........................ 9,329 1,253,444
18,108,805
Construction & Engineering — 0.8%
AECOM ......................... 24,085 2,000,259
Quanta Services, Inc. ................ 31,311 5,311,598
WillScot Mobile Mini Holdings Corp.
(a)
..... 75,769 3,439,913
10,751,770
Construction Materials — 1.2%
Martin Marietta Materials, Inc. .......... 22,517 8,178,174
Vulcan Materials Co. ................ 48,214 8,443,236
16,621,410
Consumer Finance — 0.4%
Discover Financial Services ............ 59,024 6,107,213
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 20,436 1,560,697
Casey's General Stores, Inc. ........... 8,053 1,842,687
Dollar Tree, Inc.
(a)(b)
................. 75,432 11,594,653
Performance Food Group Co.
(a)(b)
........ 56,710 3,555,150
US Foods Holding Corp.
(a)
............. 37,632 1,445,069
19,998,256
Containers & Packaging — 0.5%
AptarGroup, Inc. ................... 11,042 1,308,587
Avery Dennison Corp. ................ 15,287 2,667,276
Crown Holdings, Inc. ................ 19,073 1,636,082
Sealed Air Corp. ................... 18,173 872,122
6,484,067
Distributors — 0.6%
Genuine Parts Co. .................. 22,219 3,739,680
LKQ Corp. ....................... 31,079 1,794,191
Pool Corp. ....................... 9,292 3,264,465
8,798,336

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.2%
Service Corp. International ............ 34,556 $ 2,425,486
Electric Utilities — 0.8%
Constellation Energy Corp. ............ 118,645 9,183,123
NRG Energy, Inc. ................... 46,216 1,579,201
10,762,324
Electrical Equipment — 1.9%
AMETEK, Inc. ..................... 83,321 11,492,466
Generac Holdings, Inc.
(a)
.............. 11,256 1,150,588
Hubbell, Inc. ...................... 19,445 5,236,927
Plug Power, Inc.
(a)(b)
................. 190,294 1,718,355
Rockwell Automation, Inc. ............. 25,044 7,097,720
26,696,056
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp. ....................... 49,121 8,330,430
Cognex Corp. ..................... 62,637 2,987,159
Corning, Inc. ...................... 85,809 2,850,575
Flex Ltd.
(a)
........................ 57,596 1,184,750
Jabil, Inc. ........................ 29,867 2,334,106
Keysight Technologies, Inc.
(a)
........... 64,702 9,358,497
Teledyne Technologies, Inc.
(a)
........... 16,996 7,043,142
Trimble, Inc.
(a)
..................... 52,113 2,454,522
Zebra Technologies Corp., Class A
(a)
...... 11,587 3,337,404
39,880,585
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A ............ 216,225 6,322,419
Halliburton Co. .................... 167,034 5,470,363
11,792,782
Entertainment — 2.0%
Electronic Arts, Inc. ................. 55,332 7,042,657
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 5,049 327,074
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 43,796 3,161,633
Live Nation Entertainment, Inc.
(a)
........ 51,784 3,509,920
ROBLOX Corp., Class A
(a)(b)
............ 131,555 4,683,358
Roku, Inc., Class A
(a)(b)
............... 44,189 2,483,864
Take-Two Interactive Software, Inc.
(a)
...... 57,512 7,148,166
28,356,672
Financial Services — 2.4%
Apollo Global Management, Inc. ......... 92,579 5,868,583
Block, Inc., Class A
(a)
................ 194,982 11,852,956
FleetCor Technologies, Inc.
(a)(b)
.......... 13,407 2,868,025
Global Payments, Inc. ............... 42,395 4,778,340
Jack Henry & Associates, Inc. .......... 26,526 4,332,757
Toast, Inc., Class A
(a)(b)
............... 113,046 2,057,437
WEX, Inc.
(a)
....................... 9,313 1,651,661
33,409,759
Food Products — 1.9%
Darling Ingredients, Inc.
(a)
............. 22,727 1,353,847
Hershey Co. (The) .................. 53,326 14,561,198
Hormel Foods Corp. ................. 54,626 2,209,075
Lamb Weston Holdings, Inc. ........... 52,152 5,831,115
McCormick & Co., Inc., NVS ........... 38,149 3,351,390
27,306,625
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 19,839 2,264,423
Ground Transportation — 1.3%
Hertz Global Holdings, Inc.
(a)(b)
.......... 24,322 405,691
JB Hunt Transport Services, Inc. ........ 30,118 5,279,384
Security
Shares
Shares Value
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc. .. 22,150 $ 1,247,488
Old Dominion Freight Line, Inc.
(b)
........ 32,867 10,530,258
U-Haul Holding Co. ................. 1,308 79,867
17,542,688
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc.
(a)
............... 26,355 8,573,282
Cooper Cos., Inc. (The)
(b)
............. 10,774 4,109,742
Hologic, Inc.
(a)
..................... 50,616 4,353,482
IDEXX Laboratories, Inc.
(a)(b)
........... 30,050 14,789,408
Insulet Corp.
(a)
..................... 25,198 8,013,972
Novocure Ltd.
(a)(b)
................... 32,746 2,157,962
ResMed, Inc. ..................... 53,297 12,842,445
Shockwave Medical, Inc.
(a)
............. 13,108 3,803,417
STERIS plc ....................... 36,014 6,790,440
Teleflex, Inc. ...................... 7,968 2,171,439
67,605,589
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(a)
........... 33,016 2,386,727
agilon health, Inc.
(a)(b)
................ 71,897 1,744,940
Chemed Corp. ..................... 2,576 1,420,020
Molina Healthcare, Inc.
(a)
.............. 13,173 3,924,105
R1 RCM, Inc.
(a)
.................... 49,476 771,331
10,247,123
Health Care REITs — 0.7%
Healthpeak Properties, Inc. ............ 103,891 2,282,485
Ventas, Inc. ...................... 48,768 2,343,303
Welltower, Inc. ..................... 65,195 5,164,748
9,790,536
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A
(a)
......... 51,128 9,156,002
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 259,308 4,193,010
Hotels, Restaurants & Leisure — 3.3%
Aramark ......................... 39,119 1,357,429
Caesars Entertainment, Inc.
(a)
.......... 77,822 3,524,558
Choice Hotels International, Inc.
(b)
........ 10,071 1,284,254
Churchill Downs, Inc. ................ 11,928 3,489,298
Darden Restaurants, Inc. ............. 18,139 2,755,858
Domino's Pizza, Inc. ................. 8,487 2,694,368
DoorDash, Inc., Class A
(a)
............. 95,359 5,835,017
Las Vegas Sands Corp.
(a)
............. 70,919 4,528,178
MGM Resorts International ............ 114,368 5,137,411
Royal Caribbean Cruises Ltd.
(a)
......... 42,127 2,756,370
Vail Resorts, Inc. ................... 14,611 3,514,238
Wyndham Hotels & Resorts, Inc. ........ 20,874 1,424,024
Yum! Brands, Inc. .................. 60,501 8,505,231
46,806,234
Household Durables — 0.3%
Lennar Corp., Class A ................ 31,117 3,510,309
Lennar Corp., Class B ............... 1,813 177,347
3,687,656
Household Products — 0.6%
Church & Dwight Co., Inc. ............. 39,701 3,855,761
Clorox Co. (The) ................... 26,699 4,421,888
8,277,649
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ...................... 53,882 1,285,625

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs — 0.5%
EastGroup Properties, Inc. ............ 15,777 $ 2,627,817
Rexford Industrial Realty, Inc. .......... 68,741 3,833,686
6,461,503
Insurance — 3.7%
American Financial Group, Inc. ......... 9,718 1,192,690
Arch Capital Group Ltd.
(a)
............. 58,995 4,428,755
Arthur J Gallagher & Co. .............. 76,949 16,010,009
Brown & Brown, Inc. ................. 85,255 5,489,569
Cincinnati Financial Corp. ............. 19,432 2,068,342
Erie Indemnity Co., Class A, NVS ........ 9,036 1,963,794
Everest Re Group Ltd. ............... 4,576 1,729,728
Kinsale Capital Group, Inc. ............ 7,887 2,576,762
Markel Corp.
(a)
..................... 4,871 6,666,110
Willis Towers Watson plc .............. 21,063 4,878,191
WR Berkley Corp. .................. 73,818 4,349,356
51,353,306
Interactive Media & Services — 1.0%
(a)
Match Group, Inc. .................. 101,297 3,737,860
Pinterest, Inc., Class A ............... 215,590 4,958,570
Snap, Inc., Class A, NVS .............. 356,975 3,109,252
ZoomInfo Technologies, Inc. ........... 98,143 2,150,313
13,955,995
IT Services — 3.3%
(a)
Akamai Technologies, Inc. ............. 27,969 2,292,619
Cloudflare, Inc., Class A
(b)
............. 103,918 4,889,342
EPAM Systems, Inc. ................. 20,853 5,889,721
Gartner, Inc. ...................... 28,672 8,672,133
GoDaddy, Inc., Class A ............... 56,257 4,257,530
MongoDB, Inc., Class A .............. 25,123 6,028,515
Okta, Inc., Class A .................. 55,523 3,804,991
Twilio, Inc., Class A ................. 63,317 3,331,107
VeriSign, Inc. ..................... 33,228 7,369,971
46,535,929
Leisure Products — 0.1%
Mattel, Inc.
(a)
...................... 61,001 1,098,018
Life Sciences Tools & Services — 3.3%
Avantor, Inc.
(a)
..................... 155,608 3,031,244
Bio-Rad Laboratories, Inc., Class A
(a)
...... 7,818 3,524,276
Bio-Techne Corp. ................... 57,163 4,566,180
Bruker Corp. ...................... 36,228 2,866,722
Charles River Laboratories International, Inc.
(a)
18,424 3,502,771
Mettler-Toledo International, Inc.
(a)
....... 8,019 11,960,338
Repligen Corp.
(a)(b)
.................. 18,736 2,840,940
Waters Corp.
(a)(b)
................... 13,910 4,178,008
West Pharmaceutical Services, Inc. ...... 26,859 9,702,545
46,173,024
Machinery — 5.4%
Chart Industries, Inc.
(a)(b)
.............. 15,467 2,058,658
Dover Corp. ...................... 25,496 3,726,495
Fortive Corp. ...................... 74,560 4,703,990
Graco, Inc. ....................... 61,096 4,844,302
IDEX Corp. ....................... 27,344 5,641,614
Ingersoll Rand, Inc.
(b)
................ 146,911 8,376,865
Lincoln Electric Holdings, Inc. .......... 20,928 3,511,719
Middleby Corp. (The)
(a)
............... 8,456 1,191,281
Nordson Corp. ..................... 19,488 4,215,449
Otis Worldwide Corp. ................ 56,510 4,820,303
PACCAR, Inc. ..................... 102,075 7,623,982
Parker-Hannifin Corp. ................ 22,289 7,241,250
RBC Bearings, Inc.
(a)(b)
............... 10,515 2,387,010
Toro Co. (The) ..................... 38,050 3,967,093
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. . 39,521 $ 3,860,016
Xylem, Inc. ....................... 65,366 6,787,606
74,957,633
Media — 1.1%
Liberty Broadband Corp., Class A
(a)
....... 5,901 498,812
Liberty Broadband Corp., Class C, NVS
(a)
.. 43,375 3,677,332
Sirius XM Holdings, Inc.
(b)
............. 131,712 500,506
Trade Desk, Inc. (The), Class A
(a)
........ 161,557 10,394,577
15,071,227
Metals & Mining — 0.5%
Nucor Corp. ...................... 51,122 7,575,258
Multi-Utilities — 0.5%
Ameren Corp. ..................... 32,168 2,861,987
CenterPoint Energy, Inc. .............. 73,093 2,227,144
CMS Energy Corp. .................. 35,811 2,229,593
7,318,724
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ...... 24,918 3,094,317
Oil, Gas & Consumable Fuels — 1.8%
APA Corp. ....................... 62,548 2,304,894
Coterra Energy, Inc. ................. 140,475 3,596,160
EQT Corp. ....................... 67,579 2,354,452
HF Sinclair Corp. ................... 15,878 700,379
Marathon Oil Corp. .................. 114,033 2,755,037
Matador Resources Co. .............. 27,093 1,328,370
Murphy Oil Corp. ................... 24,072 883,683
New Fortress Energy, Inc., Class A ....... 17,354 525,653
Ovintiv, Inc. ....................... 44,579 1,608,410
Range Resources Corp. .............. 41,629 1,101,087
Southwestern Energy Co.
(a)
............ 138,295 717,751
Targa Resources Corp. ............... 46,910 3,543,112
Texas Pacific Land Corp. .............. 2,236 3,304,026
24,723,014
Passenger Airlines — 0.6%
(a)
American Airlines Group, Inc.
(b)
.......... 125,640 1,713,729
Delta Air Lines, Inc. ................. 112,399 3,856,410
Southwest Airlines Co. ............... 114,723 3,474,960
9,045,099
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)(b)
................... 36,124 1,810,535
Professional Services — 4.1%
Booz Allen Hamilton Holding Corp. ....... 28,226 2,701,793
Broadridge Financial Solutions, Inc. ...... 42,769 6,219,040
Ceridian HCM Holding, Inc.
(a)(b)
.......... 55,903 3,548,722
Clarivate plc
(a)
..................... 73,263 649,110
Concentrix Corp. ................... 6,446 622,104
CoStar Group, Inc.
(a)
................. 147,548 11,353,819
Equifax, Inc. ...................... 29,559 6,159,504
Genpact Ltd. ...................... 31,535 1,404,884
Jacobs Solutions, Inc. ................ 20,060 2,316,128
Paycom Software, Inc.
(a)
.............. 17,473 5,073,635
Paylocity Holding Corp.
(a)
............. 14,937 2,887,173
TransUnion ....................... 42,248 2,907,085
Verisk Analytics, Inc. ................. 56,737 11,013,219
56,856,216
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc., Class A ............ 37,579 2,880,806
Zillow Group, Inc., Class A
(b)
........... 21,118 903,428

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C, NVS
(b)
....... 59,211 $ 2,578,047
6,362,281
Residential REITs — 3.0%
American Homes 4 Rent, Class A ........ 70,267 2,337,081
AvalonBay Communities, Inc. .......... 30,271 5,459,980
Camden Property Trust ............... 40,034 4,405,742
Equity LifeStyle Properties, Inc. ......... 39,770 2,740,153
Equity Residential .................. 75,567 4,779,613
Essex Property Trust, Inc. ............. 9,910 2,177,524
Invitation Homes, Inc. ................ 210,655 7,029,557
Mid-America Apartment Communities, Inc. .. 21,673 3,333,307
Sun Communities, Inc. ............... 44,946 6,244,348
UDR, Inc. ........................ 67,751 2,800,149
41,307,454
Retail REITs — 0.7%
Brixmor Property Group, Inc. ........... 33,865 722,340
Federal Realty Investment Trust ......... 14,998 1,483,152
Realty Income Corp. ................. 99,625 6,260,435
Regency Centers Corp. .............. 22,455 1,379,411
9,845,338
Semiconductors & Semiconductor Equipment — 3.8%
Entegris, Inc. ...................... 53,998 4,045,530
Marvell Technology, Inc. .............. 309,550 12,221,034
Microchip Technology, Inc. ............. 81,263 5,931,387
Monolithic Power Systems, Inc. ......... 16,238 7,501,469
ON Semiconductor Corp.
(a)(b)
........... 156,724 11,277,859
Skyworks Solutions, Inc. .............. 18,239 1,931,510
SolarEdge Technologies, Inc.
(a)
.......... 20,275 5,791,148
Teradyne, Inc. ..................... 34,484 3,151,148
Wolfspeed, Inc.
(a)(b)
.................. 20,346 947,106
52,798,191
Software — 8.2%
ANSYS, Inc.
(a)
..................... 31,607 9,922,069
Aspen Technology, Inc.
(a)
.............. 10,591 1,874,607
Atlassian Corp., Class A
(a)(b)
............ 54,462 8,041,859
Bentley Systems, Inc., Class B
(b)
......... 71,422 3,039,720
BILL Holdings, Inc.
(a)
................. 34,800 2,672,988
Black Knight, Inc.
(a)
.................. 56,700 3,098,088
Crowdstrike Holdings, Inc., Class A
(a)
...... 79,198 9,507,720
Datadog, Inc., Class A
(a)
.............. 90,061 6,068,310
DocuSign, Inc.
(a)
................... 73,082 3,613,174
Dynatrace, Inc.
(a)
................... 78,647 3,325,195
Fair Isaac Corp.
(a)
................... 9,119 6,638,176
HubSpot, Inc.
(a)
.................... 17,628 7,420,507
Manhattan Associates, Inc.
(a)
........... 22,675 3,756,794
Palantir Technologies, Inc., Class A
(a)(b)
.... 639,003 4,952,273
Procore Technologies, Inc.
(a)
........... 25,085 1,339,790
PTC, Inc.
(a)
....................... 38,573 4,852,098
Splunk, Inc.
(a)
..................... 54,592 4,708,014
Tyler Technologies, Inc.
(a)
............. 15,093 5,720,700
Unity Software, Inc.
(a)(b)
............... 88,422 2,384,741
Workday, Inc., Class A
(a)
.............. 73,290 13,642,201
Zoom Video Communications, Inc., Class A
(a)
78,378 4,814,761
Zscaler, Inc.
(a)
..................... 30,923 2,786,162
114,179,947
Specialized REITs — 2.6%
CubeSmart ....................... 52,612 2,393,320
Digital Realty Trust, Inc. .............. 55,416 5,494,496
Extra Space Storage, Inc. ............. 48,582 7,386,407
Gaming and Leisure Properties, Inc. ...... 29,088 1,512,576
Iron Mountain, Inc. .................. 40,517 2,238,159
Lamar Advertising Co., Class A ......... 9,848 1,040,737
Security
Shares
Shares Value
Specialized REITs (continued)
Life Storage, Inc. ................... 18,482 $ 2,483,611
SBA Communications Corp. ........... 39,171 10,219,322
VICI Properties, Inc. ................. 119,356 4,050,943
36,819,571
Specialty Retail — 3.1%
Burlington Stores, Inc.
(a)
.............. 13,015 2,509,422
Five Below, Inc.
(a)
................... 20,178 3,982,330
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 38,517 3,826,279
Murphy USA, Inc. .................. 2,605 716,974
Ross Stores, Inc. ................... 124,942 13,335,060
Tractor Supply Co. .................. 40,079 9,554,833
Ulta Beauty, Inc.
(a)
.................. 18,458 10,178,295
44,103,193
Technology Hardware, Storage & Peripherals — 0.3%
NetApp, Inc. ...................... 26,088 1,640,674
Pure Storage, Inc., Class A
(a)
........... 103,379 2,360,143
4,000,817
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
.............. 9,561 4,582,970
Trading Companies & Distributors — 2.6%
Fastenal Co. ...................... 207,108 11,150,695
United Rentals, Inc.
(a)
................ 25,167 9,088,055
Watsco, Inc. ...................... 12,052 4,174,572
WW Grainger, Inc. .................. 16,317 11,349,616
35,762,938
Water Utilities — 0.6%
American Water Works Co., Inc. ......... 43,347 6,426,193
Essential Utilities, Inc. ................ 49,168 2,099,473
8,525,666
Total Long-Term Investments — 99.8%
(Cost: $1,371,011,393) ........................... 1,396,469,235
Short-Term Securities
Money Market Funds — 6.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 86,374,273 86,400,186
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 2,452,482 2,452,482
Total Short-Term Securities — 6.3%
(Cost: $88,816,077) .............................. 88,852,668
Total Investments — 106.1%
(Cost: $1,459,827,470 ) ........................... 1,485,321,903
Liabilities in Excess of Other Assets — (6.1)% ............ (85,850,390)
Net Assets — 100.0% ..............................
$ 1,399,471,513
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 76,809,658 $ 9,565,188
(a)
$ — $ 7,899 $ 17,441 $ 86,400,186 86,374,273 $ 495,630
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,250,000 1,202,482
(a)
— — — 2,452,482 2,452,482 65,586 2
$ 7,899 $ 17,441 $ 88,852,668 $ 561,216 $ 2
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 6 06/16/23 $ 917 $ 59,123
NASDAQ 100 E-Mini Index ................................................... 1 06/16/23 266 7,318
Russell 2000 E-Mini Index .................................................... 18 06/16/23 1,597 (9,374)
$ 57,067
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 66,441 $ — $ — $ — $ 66,441
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 9,374 — — — 9,374
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (444,932) $ — $ — $ — $ (444,932)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 133,898 $ — $ — $ — $ 133,898

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,298,278
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,396,469,235 $ — $ — $ 1,396,469,235
Short-Term Securities
Money Market Funds ...................................... 88,852,668 — — 88,852,668
$ 1,485,321,903 $ — $ — $ 1,485,321,903
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 66,441 $ — $ — $ 66,441
Liabilities
Equity contracts ........................................... (9,374) — — (9,374)
$ 57,067 $ — $ — $ 57,067
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,974 $ 562,633
AeroVironment, Inc.
(a)(b)
............... 5,921 596,186
BWX Technologies, Inc. .............. 13,533 873,961
Cadre Holdings, Inc. ................. 3,721 78,364
Curtiss-Wright Corp. ................. 5,435 923,026
Ducommun, Inc.
(a)
.................. 2,654 132,700
Hexcel Corp. ...................... 19,962 1,438,861
Kaman Corp. ..................... 2,578 56,897
Kratos Defense & Security Solutions, Inc.
(a)
. 29,851 385,078
Maxar Technologies, Inc. .............. 17,671 931,615
Moog, Inc., Class A ................. 2,770 249,605
Rocket Lab USA, Inc.
(a)(b)
.............. 51,387 201,437
Spirit AeroSystems Holdings, Inc., Class A .. 9,040 269,030
Triumph Group, Inc.
(a)
................ 8,326 90,004
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 56,613 206,071
Woodward, Inc. .................... 14,149 1,358,587
8,354,055
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 6,467 131,345
Forward Air Corp. .................. 3,485 367,702
GXO Logistics, Inc.
(a)(b)
............... 11,764 625,021
Hub Group, Inc., Class A
(a)
............. 3,344 252,138
1,376,206
Automobile Components — 1.7%
Adient plc
(a)
....................... 9,588 354,181
Autoliv, Inc. ....................... 9,614 824,977
Dorman Products, Inc.
(a)
.............. 6,705 577,703
Fox Factory Holding Corp.
(a)
............ 9,997 1,108,367
Gentex Corp. ..................... 34,177 942,944
Gentherm, Inc.
(a)
................... 7,854 468,491
Holley, Inc.
(a)(b)
..................... 5,896 14,209
LCI Industries ..................... 2,506 283,078
Luminar Technologies, Inc., Class A
(a)(b)
.... 55,436 333,725
Mobileye Global, Inc., Class A
(a)(b)
........ 11,119 418,519
Modine Manufacturing Co.
(a)
........... 6,653 139,114
QuantumScape Corp., Class A
(a)(b)
....... 30,852 215,964
Solid Power, Inc., Class A
(a)(b)
........... 25,977 58,968
Visteon Corp.
(a)
.................... 6,668 936,121
XPEL, Inc.
(a)(c)
..................... 4,655 340,094
7,016,455
Automobiles — 0.2%
Thor Industries, Inc. ................. 7,665 605,688
Winnebago Industries, Inc. ............ 3,528 205,118
Workhorse Group, Inc.
(a)(b)
............. 38,921 36,672
847,478
Banks — 1.6%
Amalgamated Financial Corp. .......... 2,110 34,351
Amerant Bancorp, Inc., Class A ......... 3,534 65,732
Axos Financial, Inc.
(a)(b)
............... 5,733 233,161
BancFirst Corp. .................... 2,141 171,044
Bancorp, Inc. (The)
(a)
................ 6,689 213,446
Bank First Corp. ................... 889 60,799
Bridgewater Bancshares, Inc.
(a)
......... 3,393 33,760
Capital City Bank Group, Inc. ........... 1,324 40,329
City Holding Co. ................... 1,124 102,498
Coastal Financial Corp.
(a)
............. 2,684 97,295
Columbia Financial, Inc.
(a)(b)
............ 7,915 132,814
CrossFirst Bankshares, Inc.
(a)
........... 5,740 57,572
CVB Financial Corp. ................. 11,909 178,278
Dime Community Bancshares, Inc. ....... 4,385 90,331
Eastern Bankshares, Inc. ............. 38,506 448,595
Security
Shares
Shares Value
Banks (continued)
Enterprise Financial Services Corp. ...... 3,331 $ 142,434
FB Financial Corp. .................. 3,194 93,999
First Financial Bankshares, Inc. ......... 30,811 901,530
German American Bancorp, Inc. ......... 3,235 94,041
Glacier Bancorp, Inc. ................ 13,263 440,729
Greene County Bancorp, Inc. ........... 1,628 33,455
HarborOne Bancorp, Inc. ............. 6,441 69,241
Hingham Institution for Savings (The) ..... 153 29,768
John Marshall Bancorp, Inc. ........... 1,811 32,996
Lakeland Financial Corp. .............. 3,053 154,696
Live Oak Bancshares, Inc. ............. 8,091 190,624
Metrocity Bankshares, Inc. ............ 2,409 39,387
Metropolitan Bank Holding Corp.
(a)
....... 1,556 49,932
National Bank Holdings Corp., Class A .... 2,022 64,300
Origin Bancorp, Inc. ................. 2,876 84,641
Pathward Financial, Inc. .............. 2,808 125,040
Peapack-Gladstone Financial Corp. ...... 2,304 61,194
Seacoast Banking Corp. of Florida ....... 13,251 294,040
ServisFirst Bancshares, Inc. ........... 11,565 584,033
SmartFinancial, Inc. ................. 1,575 33,926
South Plains Financial, Inc. ............ 1,146 23,527
Southern Missouri Bancorp, Inc. ......... 893 32,398
SouthState Corp. ................... 7,031 484,998
Stock Yards Bancorp, Inc. ............. 6,962 338,353
Triumph Financial, Inc.
(a)
.............. 2,394 124,392
6,483,679
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
2,235 709,635
Celsius Holdings, Inc.
(a)(b)
.............. 9,553 912,980
Coca-Cola Consolidated, Inc. ........... 726 427,948
Duckhorn Portfolio, Inc. (The)
(a)
......... 6,231 94,088
MGP Ingredients, Inc. ................ 3,682 363,340
National Beverage Corp.
(a)
............. 2,552 126,835
Vita Coco Co., Inc. (The)
(a)
............. 5,659 122,517
2,757,343
Biotechnology — 8.1%
(a)
2seventy bio, Inc. ................... 4,191 39,856
ACADIA Pharmaceuticals, Inc.
(b)
......... 28,416 606,113
Adicet Bio, Inc. .................... 7,215 42,136
ADMA Biologics, Inc. ................ 47,837 160,254
Agenus, Inc. ...................... 32,344 48,839
Agios Pharmaceuticals, Inc. ............ 6,396 146,277
Akero Therapeutics, Inc. .............. 3,650 163,301
Alector, Inc. ...................... 9,335 61,611
Alkermes plc ...................... 38,916 1,111,052
Amicus Therapeutics, Inc. ............. 38,683 446,402
AnaptysBio, Inc. ................... 1,722 35,852
Anavex Life Sciences Corp.
(b)
........... 18,596 151,371
Apellis Pharmaceuticals, Inc. ........... 22,236 1,855,149
Arcturus Therapeutics Holdings, Inc.
(b)
..... 3,152 83,906
Arcutis Biotherapeutics, Inc. ........... 9,560 132,310
Arrowhead Pharmaceuticals, Inc. ........ 25,627 907,452
Aurinia Pharmaceuticals, Inc.
(b)
.......... 33,733 379,496
Avid Bioservices, Inc.
(b)
............... 14,724 265,768
Avidity Biosciences, Inc. .............. 15,849 196,528
Blueprint Medicines Corp. ............. 14,198 724,808
Bridgebio Pharma, Inc. ............... 27,840 404,237
C4 Therapeutics, Inc. ................ 4,220 12,744
CareDx, Inc. ...................... 12,737 103,042
Caribou Biosciences, Inc. ............. 4,939 21,238
Catalyst Pharmaceuticals, Inc. .......... 22,704 361,448
Celldex Therapeutics, Inc. ............. 11,229 353,040
Cerevel Therapeutics Holdings, Inc. ...... 15,224 442,105

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Chinook Therapeutics, Inc. ............ 10,582 $ 211,746
Cogent Biosciences, Inc. .............. 16,473 177,249
Coherus Biosciences, Inc. ............. 15,637 113,056
Crinetics Pharmaceuticals, Inc. ......... 10,363 202,493
CRISPR Therapeutics AG
(b)
............ 10,674 522,386
CTI BioPharma Corp. ................ 25,562 124,231
Cytokinetics, Inc. ................... 22,393 837,498
Deciphera Pharmaceuticals, Inc.
(b)
....... 13,051 185,455
Denali Therapeutics, Inc.
(b)
............ 26,088 648,026
Dynavax Technologies Corp.
(b)
.......... 28,355 295,176
Editas Medicine, Inc.
(b)
............... 10,529 85,917
Enanta Pharmaceuticals, Inc. ........... 1,653 58,764
Exact Sciences Corp.
(b)
............... 20,473 1,311,705
Exelixis, Inc. ...................... 76,746 1,404,452
Fate Therapeutics, Inc. ............... 20,032 121,594
FibroGen, Inc.
(b)
.................... 9,407 161,048
Geron Corp. ...................... 92,602 227,801
Gossamer Bio, Inc. ................. 17,878 23,063
Halozyme Therapeutics, Inc. ........... 32,039 1,029,413
Heron Therapeutics, Inc. .............. 25,824 61,719
Ideaya Biosciences, Inc. .............. 9,753 178,090
IGM Biosciences, Inc.
(b)
............... 1,999 21,649
ImmunoGen, Inc. ................... 47,398 255,475
Inhibrx, Inc. ....................... 3,347 70,287
Inovio Pharmaceuticals, Inc.
(b)
.......... 58,353 45,078
Insmed, Inc. ...................... 32,131 626,554
Intellia Therapeutics, Inc. ............. 19,673 742,656
Ionis Pharmaceuticals, Inc. ............ 16,414 580,563
Iovance Biotherapeutics, Inc. ........... 14,654 82,649
IVERIC bio, Inc. .................... 30,564 1,005,250
Keros Therapeutics, Inc. .............. 4,113 182,432
Kezar Life Sciences, Inc.
(b)
............. 12,267 29,809
Krystal Biotech, Inc. ................. 2,114 177,576
Kura Oncology, Inc. ................. 9,698 94,459
Kymera Therapeutics, Inc.
(b)
............ 9,181 289,569
Lyell Immunopharma, Inc.
(b)
............ 35,182 71,419
Madrigal Pharmaceuticals, Inc. .......... 1,267 395,304
MannKind Corp. ................... 62,699 241,391
MiNK Therapeutics, Inc. .............. 472 845
Mirati Therapeutics, Inc. .............. 5,012 222,082
Mirum Pharmaceuticals, Inc.
(b)
.......... 2,909 78,107
Morphic Holding, Inc. ................ 7,063 333,797
Myriad Genetics, Inc. ................ 6,897 146,837
Natera, Inc. ....................... 25,750 1,306,040
Novavax, Inc.
(b)
.................... 9,663 74,115
Nurix Therapeutics, Inc. .............. 6,386 61,497
Organogenesis Holdings, Inc., Class A
(b)
... 10,168 20,844
Prometheus Biosciences, Inc. .......... 8,143 1,579,335
Protagonist Therapeutics, Inc. .......... 10,892 246,159
PTC Therapeutics, Inc. ............... 11,285 622,255
RAPT Therapeutics, Inc. .............. 5,864 106,725
Recursion Pharmaceuticals, Inc., Class A ... 30,942 147,593
Relay Therapeutics, Inc.
(b)
............. 21,295 242,124
Replimune Group, Inc. ............... 8,680 145,216
Rocket Pharmaceuticals, Inc. ........... 7,958 142,607
Sage Therapeutics, Inc. .............. 8,102 395,783
Sangamo Therapeutics, Inc. ........... 11,029 16,213
Seres Therapeutics, Inc. .............. 11,120 54,210
SpringWorks Therapeutics, Inc. ......... 3,978 93,006
Syndax Pharmaceuticals, Inc. .......... 15,452 317,539
Tango Therapeutics, Inc. .............. 10,205 34,697
TG Therapeutics, Inc.
(b)
............... 32,738 812,885
Travere Therapeutics, Inc. ............. 15,202 327,907
Twist Bioscience Corp.
(b)
.............. 13,496 168,430
Ultragenyx Pharmaceutical, Inc.
(b)
........ 11,250 491,287
Security
Shares
Shares Value
Biotechnology (continued)
uniQure NV ....................... 5,327 $ 103,397
Vanda Pharmaceuticals, Inc. ........... 13,192 80,999
Vaxcyte, Inc. ...................... 10,010 428,728
Veracyte, Inc. ..................... 17,040 385,786
Vericel Corp.
(b)
..................... 11,174 352,093
Viridian Therapeutics, Inc. ............. 9,511 266,593
Xencor, Inc. ...................... 14,269 377,272
Zymeworks, Inc.
(b)
.................. 4,994 41,950
32,374,290
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 7,440 485,460
Building Products — 1.9%
AAON, Inc. ....................... 9,943 974,414
Armstrong World Industries, Inc. ......... 10,810 742,215
AZEK Co., Inc. (The), Class A
(a)(b)
........ 25,769 699,371
AZZ, Inc. ........................ 2,753 103,871
Gibraltar Industries, Inc.
(a)
............. 7,328 366,693
Griffon Corp. ...................... 4,779 135,962
Insteel Industries, Inc. ................ 1,866 51,371
Janus International Group, Inc.
(a)(b)
....... 11,507 103,563
Masonite International Corp.
(a)
.......... 2,912 266,186
PGT Innovations, Inc.
(a)
............... 14,256 365,809
Resideo Technologies, Inc.
(a)
........... 17,812 317,054
Simpson Manufacturing Co., Inc. ........ 10,098 1,270,126
Tecnoglass, Inc. .................... 4,702 206,183
Trex Co., Inc.
(a)
.................... 17,564 960,048
UFP Industries, Inc. ................. 7,458 585,602
Zurn Elkay Water Solutions Corp. ........ 16,806 362,169
7,510,637
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,351 254,859
AssetMark Financial Holdings, Inc.
(a)
...... 2,558 78,480
Avantax, Inc.
(a)
..................... 5,333 135,298
Blue Owl Capital, Inc., Class A .......... 84,559 952,134
Bridge Investment Group Holdings, Inc., Class
A ........................... 4,005 40,010
Brightsphere Investment Group, Inc. ...... 7,803 176,192
Cohen & Steers, Inc. ................ 5,900 354,354
Focus Financial Partners, Inc., Class A
(a)
... 6,663 346,076
Freedom Holding Corp.
(a)(b)
............ 3,963 302,892
Hamilton Lane, Inc., Class A ........... 8,462 623,480
Houlihan Lokey, Inc., Class A ........... 7,350 671,643
Open Lending Corp., Class A
(a)(b)
........ 25,114 176,551
Piper Sandler Cos. .................. 1,677 227,133
PJT Partners, Inc., Class A ............ 5,824 400,517
StepStone Group, Inc., Class A ......... 5,668 124,866
Tradeweb Markets, Inc., Class A ......... 26,326 1,853,614
Virtus Investment Partners, Inc. ......... 700 127,547
WisdomTree, Inc. ................... 10,824 67,542
6,913,188
Chemicals — 2.3%
American Vanguard Corp. ............. 2,583 49,723
Amyris, Inc.
(a)(b)
.................... 61,060 49,923
Ashland, Inc. ...................... 11,844 1,203,469
Aspen Aerogels, Inc.
(a)
............... 13,286 83,170
Avient Corp. ...................... 7,323 282,009
Axalta Coating Systems Ltd.
(a)
.......... 26,533 837,647
Balchem Corp. .................... 7,626 1,002,056
Cabot Corp. ...................... 7,952 570,636
Chase Corp. ...................... 942 102,989
Ecovyst, Inc.
(a)
..................... 15,908 180,556

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Element Solutions, Inc. ............... 26,570 $ 482,245
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 241,029 294,055
Hawkins, Inc. ..................... 2,958 119,326
HB Fuller Co. ..................... 8,333 551,395
Ingevity Corp.
(a)(b)
................... 3,849 276,127
Innospec, Inc. ..................... 3,747 380,808
Intrepid Potash, Inc.
(a)
................ 1,245 32,096
Koppers Holdings, Inc. ............... 1,841 60,403
Livent Corp.
(a)(b)
.................... 42,452 927,576
Perimeter Solutions SA
(a)
.............. 34,897 261,030
Quaker Chemical Corp. .............. 3,235 603,748
Scotts Miracle-Gro Co. (The) ........... 3,592 239,981
Sensient Technologies Corp. ........... 5,107 380,267
Stepan Co. ....................... 2,985 275,217
9,246,452
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 6,195 263,783
ACV Auctions, Inc., Class A
(a)
........... 27,981 364,592
Aris Water Solutions, Inc., Class A ....... 6,280 45,656
Aurora Innovation, Inc., Class A
(a)(b)
....... 88,697 126,837
Brink's Co. (The) ................... 6,631 416,758
Casella Waste Systems, Inc., Class A
(a)
.... 11,986 1,066,754
CECO Environmental Corp.
(a)
........... 6,913 80,260
Clean Harbors, Inc.
(a)
................ 7,825 1,135,877
Driven Brands Holdings, Inc.
(a)(b)
......... 13,172 404,380
Healthcare Services Group, Inc. ......... 7,960 124,256
Heritage-Crystal Clean, Inc.
(a)
........... 1,835 64,152
Interface, Inc. ..................... 5,690 44,610
KAR Auction Services, Inc.
(a)
........... 12,967 175,573
Liquidity Services, Inc.
(a)
.............. 5,675 74,172
Montrose Environmental Group, Inc.
(a)(b)
.... 3,644 110,996
MSA Safety, Inc. ................... 5,770 748,658
SP Plus Corp.
(a)
.................... 2,237 76,438
Stericycle, Inc.
(a)
................... 10,400 474,760
UniFirst Corp. ..................... 1,941 317,703
Viad Corp.
(a)
...................... 4,913 93,494
VSE Corp. ....................... 2,498 105,640
6,315,349
Communications Equipment — 1.0%
ADTRAN Holdings, Inc. .............. 7,003 63,867
Calix, Inc.
(a)
....................... 13,491 616,539
Cambium Networks Corp.
(a)
............ 2,716 41,120
Clearfield, Inc.
(a)
.................... 2,996 130,865
Digi International, Inc.
(a)(b)
............. 8,439 254,520
DZS, Inc.
(a)
....................... 3,730 25,364
Extreme Networks, Inc.
(a)
.............. 30,357 539,748
Harmonic, Inc.
(a)
.................... 26,271 370,158
Infinera Corp.
(a)(b)
................... 22,544 142,704
Lumentum Holdings, Inc.
(a)(b)
........... 7,288 351,646
NetScout Systems, Inc.
(a)
............. 8,236 224,102
Viasat, Inc.
(a)(b)
..................... 18,084 633,483
Viavi Solutions, Inc.
(a)
................ 53,216 476,815
3,870,931
Construction & Engineering — 2.2%
Ameresco, Inc., Class A
(a)(b)
............ 8,040 334,464
API Group Corp.
(a)
.................. 30,699 698,709
Arcosa, Inc. ...................... 11,473 774,886
Comfort Systems USA, Inc. ............ 5,417 809,787
Construction Partners, Inc., Class A
(a)
..... 9,891 256,573
Dycom Industries, Inc.
(a)(b)
............. 6,993 647,692
EMCOR Group, Inc. ................. 11,279 1,928,709
Fluor Corp.
(a)
...................... 19,897 578,207
Granite Construction, Inc. ............. 4,167 158,888
Security
Shares
Shares Value
Construction & Engineering (continued)
IES Holdings, Inc.
(a)
................. 995 $ 42,974
MasTec, Inc.
(a)(b)
.................... 9,442 838,544
MYR Group, Inc.
(a)
.................. 2,046 261,867
Sterling Infrastructure, Inc.
(a)
........... 2,922 107,880
Valmont Industries, Inc. ............... 5,051 1,467,619
8,906,799
Construction Materials — 0.4%
Eagle Materials, Inc. ................. 5,090 754,389
Summit Materials, Inc., Class A
(a)
........ 28,014 767,864
1,522,253
Consumer Finance — 0.7%
FirstCash Holdings, Inc. .............. 8,879 914,803
Nelnet, Inc., Class A ................. 4,267 410,912
NerdWallet, Inc., Class A
(a)(b)
........... 7,607 103,227
SoFi Technologies, Inc.
(a)(b)
............ 194,973 1,214,682
Upstart Holdings, Inc.
(a)(b)
.............. 16,845 234,146
2,877,770
Consumer Staples Distribution & Retail — 0.3%
Chefs' Warehouse, Inc. (The)
(a)
......... 3,402 113,150
Grocery Outlet Holding Corp.
(a)(b)
......... 14,061 418,737
Ingles Markets, Inc., Class A ........... 1,695 156,008
PriceSmart, Inc. .................... 2,119 156,128
SpartanNash Co. ................... 3,354 82,240
Weis Markets, Inc. .................. 1,404 115,816
1,042,079
Containers & Packaging — 0.7%
Graphic Packaging Holding Co. ......... 72,776 1,794,656
Myers Industries, Inc. ................ 8,687 164,619
Pactiv Evergreen, Inc. ............... 4,759 37,596
Silgan Holdings, Inc. ................. 6,921 340,929
Sonoco Products Co. ................ 8,557 518,725
2,856,525
Distributors — 0.0%
Funko, Inc., Class A
(a)(b)
............... 5,331 52,564
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
........ 5,677 230,316
Bright Horizons Family Solutions, Inc.
(a)
.... 13,696 1,042,540
Chegg, Inc.
(a)
...................... 30,078 540,802
Coursera, Inc.
(a)
.................... 20,368 253,378
European Wax Center, Inc., Class A ...... 6,914 130,260
Grand Canyon Education, Inc.
(a)
......... 7,250 860,575
H&R Block, Inc. .................... 22,428 760,534
Laureate Education, Inc. .............. 32,054 397,149
Mister Car Wash, Inc.
(a)(b)
.............. 19,005 167,624
OneSpaWorld Holdings Ltd.
(a)(b)
......... 14,002 168,024
Rover Group, Inc., Class A
(a)
........... 9,814 44,457
Strategic Education, Inc.
(b)
............. 3,069 270,072
Stride, Inc.
(a)
...................... 6,139 263,731
Udemy, Inc.
(a)
..................... 10,557 95,963
5,225,425
Diversified REITs — 0.3%
Alexander & Baldwin, Inc. ............. 17,253 331,775
American Assets Trust, Inc. ............ 6,534 118,919
Broadstone Net Lease, Inc. ............ 19,333 312,615
Essential Properties Realty Trust, Inc. ..... 16,944 419,364
Gladstone Commercial Corp. ........... 4,270 50,984
Global Net Lease, Inc. ............... 9,178 103,344
1,337,001

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
..................... 2,680 $ 84,634
Charge Enterprises, Inc.
(a)(b)
............ 25,647 27,186
Cogent Communications Holdings, Inc. .... 5,689 392,769
Globalstar, Inc.
(a)(b)
.................. 102,625 92,978
IDT Corp., Class B
(a)
................. 4,851 161,102
Iridium Communications, Inc.
(a)
.......... 29,772 1,889,629
Radius Global Infrastructure, Inc., Class A
(a)
. 17,960 263,832
2,912,130
Electric Utilities — 0.1%
MGE Energy, Inc. ................... 3,498 267,982
Otter Tail Corp. .................... 3,525 253,623
521,605
Electrical Equipment — 1.6%
Acuity Brands, Inc. .................. 4,241 667,449
Allied Motion Technologies, Inc. ......... 3,294 113,380
Amprius Technologies, Inc.
(a)
........... 2,830 26,545
Atkore, Inc.
(a)(b)
..................... 3,634 459,083
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 9,006 56,017
Blink Charging Co.
(a)(b)
................ 5,987 42,687
Bloom Energy Corp., Class A
(a)(b)
........ 42,563 708,674
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 62,481 541,710
Encore Wire Corp. .................. 1,752 273,890
EnerSys ......................... 3,602 298,858
Fluence Energy, Inc., Class A
(a)(b)
........ 8,851 159,849
FuelCell Energy, Inc.
(a)(b)
.............. 95,695 179,907
NuScale Power Corp., Class A
(a)(b)
........ 5,197 46,097
nVent Electric plc ................... 16,212 679,769
Sensata Technologies Holding plc ........ 13,524 587,618
SunPower Corp.
(a)(b)
................. 20,141 266,264
Thermon Group Holdings, Inc.
(a)
......... 3,737 77,655
Vertiv Holdings Co., Class A ........... 71,416 1,065,527
Vicor Corp.
(a)
...................... 5,253 225,722
6,476,701
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(a)(b)
................. 3,341 22,585
Advanced Energy Industries, Inc. ........ 4,396 380,254
Aeva Technologies, Inc.
(a)
............. 24,723 24,523
Badger Meter, Inc. .................. 6,922 915,988
Bel Fuse, Inc., Class B, NVS ........... 1,058 42,987
Belden, Inc. ...................... 6,133 483,832
Benchmark Electronics, Inc. ........... 4,674 99,790
CTS Corp.
(b)
...................... 7,612 298,467
Fabrinet
(a)
........................ 8,656 821,887
FARO Technologies, Inc.
(a)
............. 4,454 104,001
Focus Universal, Inc.
(a)(b)
.............. 6,241 13,293
Insight Enterprises, Inc.
(a)
............. 2,511 303,705
IPG Photonics Corp.
(a)
............... 2,619 301,133
Itron, Inc.
(a)
....................... 10,731 573,035
Knowles Corp.
(a)
................... 9,498 160,326
Lightwave Logic, Inc.
(a)(b)
.............. 27,024 121,608
Littelfuse, Inc. ..................... 5,862 1,420,011
Methode Electronics, Inc. ............. 3,120 127,889
MicroVision, Inc.
(a)(b)
................. 19,678 39,356
Mirion Technologies, Inc., Class A
(a)
...... 15,656 126,814
Napco Security Technologies, Inc.
(a)
...... 6,961 215,791
National Instruments Corp. ............ 12,795 745,053
nLight, Inc.
(a)
...................... 6,880 60,338
Novanta, Inc.
(a)(b)
................... 8,464 1,293,638
OSI Systems, Inc.
(a)
................. 1,797 202,989
PAR Technology Corp.
(a)(b)
............. 6,538 199,997
PC Connection, Inc. ................. 1,251 50,378
Plexus Corp.
(a)
..................... 3,892 340,433
SmartRent, Inc., Class A
(a)
............. 28,990 74,794
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.
(a)
.............. 9,525 $ 112,490
Vishay Precision Group, Inc.
(a)
.......... 2,051 76,995
9,754,380
Energy Equipment & Services — 1.4%
Cactus, Inc., Class A ................ 15,184 614,648
ChampionX Corp. .................. 47,080 1,274,926
Core Laboratories NV
(b)
............... 11,081 249,433
DMC Global, Inc.
(a)
.................. 4,462 84,510
Dril-Quip, Inc.
(a)
.................... 3,555 96,981
Helix Energy Solutions Group, Inc.
(a)
...... 17,377 125,983
Liberty Energy, Inc., Class A ........... 21,693 277,887
Nabors Industries Ltd.
(a)
.............. 1,272 126,869
Oceaneering International, Inc.
(a)
........ 23,849 422,843
Patterson-UTI Energy, Inc. ............ 50,993 570,612
ProFrac Holding Corp., Class A
(a)
........ 7,585 84,952
ProPetro Holding Corp.
(a)
.............. 23,131 160,529
RPC, Inc. ........................ 20,039 148,088
Select Energy Services, Inc., Class A ..... 12,737 94,636
Solaris Oilfield Infrastructure, Inc., Class A .. 7,757 59,574
TETRA Technologies, Inc.
(a)
............ 28,010 79,829
Tidewater, Inc.
(a)
................... 5,027 226,366
Weatherford International plc
(a)
.......... 15,289 988,128
5,686,794
Entertainment — 1.0%
Endeavor Group Holdings, Inc., Class A
(a)(b)
. 41,076 1,058,939
IMAX Corp.
(a)
..................... 11,141 233,404
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
2,540 99,492
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 8,850 336,477
Madison Square Garden Sports Corp. ..... 1,998 400,599
Playstudios, Inc., Class A
(a)
............ 12,079 52,906
Vivid Seats, Inc., Class A
(a)(b)
........... 5,787 41,551
Warner Music Group Corp., Class A ...... 27,825 847,828
World Wrestling Entertainment, Inc., Class A 10,249 1,098,385
4,169,581
Financial Services — 1.5%
Affirm Holdings, Inc., Class A
(a)(b)
......... 33,087 326,238
AvidXchange Holdings, Inc.
(a)
........... 31,828 236,482
Cass Information Systems, Inc. ......... 1,518 55,528
Euronet Worldwide, Inc.
(a)
............. 7,030 778,502
EVERTEC, Inc. .................... 7,738 268,431
Flywire Corp.
(a)(b)
................... 14,871 433,787
I3 Verticals, Inc., Class A
(a)
............. 5,615 130,549
International Money Express, Inc.
(a)
....... 7,875 203,017
Jackson Financial, Inc., Class A ......... 5,673 204,285
Marqeta, Inc., Class A
(a)
.............. 105,024 425,347
Merchants Bancorp ................. 3,593 83,358
Mr Cooper Group, Inc.
(a)
.............. 16,449 761,589
NMI Holdings, Inc., Class A
(a)
........... 9,234 216,076
Remitly Global, Inc.
(a)
................ 23,159 389,071
Repay Holdings Corp., Class A
(a)
........ 10,720 67,214
Shift4 Payments, Inc., Class A
(a)(b)
........ 12,602 854,038
Voya Financial, Inc. ................. 9,792 748,892
6,182,404
Food Products — 1.8%
Benson Hill, Inc.
(a)(b)
................. 30,155 31,964
Beyond Meat, Inc.
(a)(b)
................ 14,281 193,365
Calavo Growers, Inc. ................ 1,960 62,642
Cal-Maine Foods, Inc. ................ 5,014 238,165
Fresh Del Monte Produce, Inc. .......... 2,582 74,129
Freshpet, Inc.
(a)(b)
................... 11,382 785,016
Hostess Brands, Inc., Class A
(a)
......... 31,643 815,124

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Ingredion, Inc. ..................... 7,370 $ 782,473
J & J Snack Foods Corp. .............. 2,175 333,210
John B Sanfilippo & Son, Inc. ........... 864 89,813
Lancaster Colony Corp. .............. 4,706 984,119
Mission Produce, Inc.
(a)
............... 4,953 56,415
Post Holdings, Inc.
(a)
................. 6,882 622,752
Seaboard Corp. .................... 32 126,114
Simply Good Foods Co. (The)
(a)
......... 20,018 728,055
Sovos Brands, Inc.
(a)
................. 5,385 92,353
Tattooed Chef, Inc., Class A
(a)(b)
......... 3,499 5,388
Tootsie Roll Industries, Inc. ............ 4,354 177,991
TreeHouse Foods, Inc.
(a)
.............. 11,973 637,562
Utz Brands, Inc., Class A .............. 6,955 131,519
Vital Farms, Inc.
(a)
.................. 6,467 83,295
Westrock Coffee Co.
(a)
............... 3,004 36,739
7,088,203
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............ 1,917 236,750
New Jersey Resources Corp. ........... 10,711 553,116
789,866
Ground Transportation — 1.1%
ArcBest Corp. ..................... 3,009 284,049
Landstar System, Inc. ................ 4,167 733,517
Lyft, Inc., Class A
(a)
.................. 76,133 780,363
Marten Transport Ltd. ................ 8,220 165,962
PAM Transportation Services, Inc.
(a)
...... 997 22,383
Ryder System, Inc. .................. 5,418 428,889
Saia, Inc.
(a)(b)
...................... 6,264 1,865,231
TuSimple Holdings, Inc., Class A
(a)(b)
...... 32,708 39,577
4,319,971
Health Care Equipment & Supplies — 6.3%
Alphatec Holdings, Inc.
(a)
.............. 16,812 242,765
AngioDynamics, Inc.
(a)
............... 5,672 47,191
AtriCure, Inc.
(a)
.................... 11,047 485,958
Atrion Corp. ...................... 320 196,896
Avanos Medical, Inc.
(a)
............... 4,068 120,169
Axonics, Inc.
(a)(b)
.................... 11,764 675,959
Bioventus, Inc., Class A
(a)(b)
............ 3,212 3,244
Butterfly Network, Inc., Class A
(a)(b)
....... 34,781 75,127
Cerus Corp.
(a)(b)
.................... 42,525 98,233
CONMED Corp. .................... 4,896 614,791
Cue Health, Inc.
(a)(b)
................. 10,560 8,310
Cutera, Inc.
(a)
..................... 4,261 97,151
Enovis Corp.
(a)
..................... 5,978 348,218
Envista Holdings Corp.
(a)
.............. 19,847 763,911
Establishment Labs Holdings, Inc.
(a)(b)
..... 5,282 368,103
Figs, Inc., Class A
(a)(b)
................ 29,995 215,964
Glaukos Corp.
(a)
.................... 11,273 535,580
Globus Medical, Inc., Class A
(a)
......... 18,467 1,073,671
Haemonetics Corp.
(a)(b)
............... 11,967 1,001,758
Heska Corp.
(a)
..................... 2,418 283,293
ICU Medical, Inc.
(a)(b)
................. 3,080 582,551
Inari Medical, Inc.
(a)
................. 11,424 758,782
Inspire Medical Systems, Inc.
(a)
......... 6,877 1,840,491
Integer Holdings Corp.
(a)
.............. 4,142 341,094
Integra LifeSciences Holdings Corp.
(a)
..... 10,608 586,835
iRhythm Technologies, Inc.
(a)(b)
.......... 7,127 936,488
Lantheus Holdings, Inc.
(a)
............. 16,319 1,394,459
LeMaitre Vascular, Inc. ............... 4,592 247,968
LivaNova plc
(a)
..................... 12,668 606,797
Masimo Corp.
(a)(b)
................... 7,224 1,366,347
Merit Medical Systems, Inc.
(a)
........... 13,457 1,093,920
Mesa Laboratories, Inc. .............. 1,195 198,979
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Neogen Corp.
(a)
.................... 30,008 $ 516,738
Nevro Corp.
(a)
..................... 5,324 155,833
NuVasive, Inc.
(a)
.................... 7,081 304,766
Omnicell, Inc.
(a)
.................... 10,552 641,245
OrthoPediatrics Corp.
(a)
............... 3,772 190,260
Outset Medical, Inc.
(a)(b)
............... 7,032 126,506
Paragon 28, Inc.
(a)
.................. 6,004 110,594
Penumbra, Inc.
(a)(b)
.................. 8,989 2,553,955
PROCEPT BioRobotics Corp.
(a)
......... 7,734 235,036
Pulmonx Corp.
(a)
................... 8,848 103,964
Senseonics Holdings, Inc.
(a)(b)
........... 113,597 67,602
SI-BONE, Inc.
(a)
.................... 7,280 160,888
Silk Road Medical, Inc.
(a)(b)
............. 9,039 397,897
STAAR Surgical Co.
(a)
................ 11,424 805,049
Surmodics, Inc.
(a)
................... 3,327 76,654
Tandem Diabetes Care, Inc.
(a)(b)
......... 15,280 604,782
TransMedics Group, Inc.
(a)(b)
............ 7,542 596,572
Treace Medical Concepts, Inc.
(a)
......... 8,296 203,169
UFP Technologies, Inc.
(a)
.............. 1,643 226,471
Varex Imaging Corp.
(a)
............... 3,680 65,283
ViewRay, Inc.
(a)
.................... 34,486 40,693
25,394,960
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A
(a)(b)
....... 43,583 85,859
Accolade, Inc.
(a)(b)
................... 6,063 82,032
Addus HomeCare Corp.
(a)
............. 3,815 311,838
Agiliti, Inc.
(a)
...................... 7,966 133,192
Amedisys, Inc.
(a)(b)
.................. 3,311 265,873
AMN Healthcare Services, Inc.
(a)
......... 4,955 427,864
Apollo Medical Holdings, Inc.
(a)(b)
......... 9,359 332,151
Cano Health, Inc., Class A
(a)(b)
.......... 22,259 25,820
CareMax, Inc., Class A
(a)
.............. 9,295 23,423
Castle Biosciences, Inc.
(a)
............. 5,905 133,630
CorVel Corp.
(a)
..................... 2,157 435,779
Cross Country Healthcare, Inc.
(a)
........ 3,399 74,710
DocGo, Inc.
(a)(b)
.................... 19,413 165,011
Ensign Group, Inc. (The) .............. 13,193 1,280,908
GeneDx Holdings Corp., Class A
(a)
....... 59,103 16,171
Guardant Health, Inc.
(a)
............... 24,281 547,779
HealthEquity, Inc.
(a)
.................. 20,063 1,072,367
Hims & Hers Health, Inc., Class A
(a)
....... 19,222 222,783
Innovage Holding Corp.
(a)
............. 4,466 27,287
LifeStance Health Group, Inc.
(a)(b)
........ 22,410 182,642
ModivCare, Inc.
(a)
................... 1,462 92,983
National Research Corp. .............. 3,320 144,520
Oak Street Health, Inc.
(a)
.............. 27,591 1,075,221
Option Care Health, Inc.
(a)
............. 39,654 1,274,876
Premier, Inc., Class A ................ 10,675 355,798
Privia Health Group, Inc.
(a)(b)
............ 7,560 208,883
Progyny, Inc.
(a)(b)
................... 17,798 591,606
RadNet, Inc.
(a)
..................... 11,518 318,588
Select Medical Holdings Corp.
(b)
......... 10,309 314,424
Surgery Partners, Inc.
(a)(b)
............. 8,909 353,331
US Physical Therapy, Inc.
(b)
............ 3,072 327,045
10,904,394
Health Care REITs — 0.2%
CareTrust REIT, Inc. ................. 10,053 195,933
Community Healthcare Trust, Inc. ........ 3,765 134,749
Global Medical REIT, Inc. ............. 8,324 77,247
Physicians Realty Trust ............... 25,967 374,444
782,373

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 1.1%
American Well Corp., Class A
(a)
......... 21,708 $ 47,541
Certara, Inc.
(a)(b)
.................... 24,948 602,993
Computer Programs & Systems, Inc.
(a)
..... 1,591 41,175
Definitive Healthcare Corp., Class A
(a)(b)
.... 9,209 98,536
Doximity, Inc., Class A
(a)(b)
............. 28,164 1,035,027
Evolent Health, Inc., Class A
(a)
.......... 21,481 782,123
GoodRx Holdings, Inc., Class A
(a)
........ 17,884 83,518
HealthStream, Inc.
(a)
................. 5,723 141,015
NextGen Healthcare, Inc.
(a)
............ 6,574 110,049
Phreesia, Inc.
(a)
.................... 12,481 394,899
Schrodinger, Inc.
(a)(b)
................. 12,647 373,339
Sharecare, Inc., Class A
(a)(b)
............ 30,649 47,199
Simulations Plus, Inc. ................ 3,818 159,402
Teladoc Health, Inc.
(a)(b)
............... 17,919 475,391
4,392,207
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. ............ 50,551 752,704
Chatham Lodging Trust ............... 4,767 48,814
DiamondRock Hospitality Co. ........... 49,398 400,618
Pebblebrook Hotel Trust
(b)
............. 13,404 190,739
RLJ Lodging Trust .................. 25,445 256,995
Ryman Hospitality Properties, Inc. ....... 13,068 1,171,677
Sunstone Hotel Investors, Inc. .......... 49,640 473,069
Xenia Hotels & Resorts, Inc. ........... 26,040 329,666
3,624,282
Hotels, Restaurants & Leisure — 3.7%
Bally's Corp.
(a)
..................... 6,463 111,164
BJ's Restaurants, Inc.
(a)
............... 5,555 180,760
Bloomin' Brands, Inc. ................ 7,639 189,218
Bowlero Corp., Class A
(a)
.............. 8,179 119,659
Boyd Gaming Corp. ................. 11,270 782,138
Chuy's Holdings, Inc.
(a)
............... 2,817 98,257
Dave & Buster's Entertainment, Inc.
(a)
..... 6,113 216,767
Denny's Corp.
(a)
.................... 6,784 76,049
DraftKings, Inc., Class A
(a)(b)
............ 106,240 2,327,718
Dutch Bros, Inc., Class A
(a)(b)
........... 6,986 217,614
Everi Holdings, Inc.
(a)
................ 21,258 323,122
First Watch Restaurant Group, Inc.
(a)
...... 2,786 44,799
Hilton Grand Vacations, Inc.
(a)
.......... 7,316 313,125
Hyatt Hotels Corp., Class A
(a)(b)
.......... 11,423 1,305,649
Krispy Kreme, Inc. .................. 15,822 243,342
Kura Sushi USA, Inc., Class A
(a)
......... 867 59,754
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 7,908 89,439
Marriott Vacations Worldwide Corp. ....... 3,744 503,793
Monarch Casino & Resort, Inc.
(a)
......... 3,151 218,553
Papa John's International, Inc. .......... 4,114 307,686
Planet Fitness, Inc., Class A
(a)
.......... 19,752 1,642,181
Portillo's, Inc., Class A
(a)
.............. 6,070 131,233
RCI Hospitality Holdings, Inc. ........... 2,025 151,673
Red Rock Resorts, Inc., Class A ......... 5,324 259,811
Ruth's Hospitality Group, Inc. ........... 4,582 74,045
SeaWorld Entertainment, Inc.
(a)
......... 5,062 271,627
Shake Shack, Inc., Class A
(a)(b)
.......... 8,847 484,904
Sonder Holdings, Inc., Class A
(a)(b)
........ 31,925 13,092
Sweetgreen, Inc., Class A
(a)(b)
........... 17,825 141,531
Target Hospitality Corp.
(a)
............. 3,931 49,570
Texas Roadhouse, Inc. ............... 15,852 1,753,548
Wendy's Co. (The) .................. 24,334 537,781
Wingstop, Inc. ..................... 7,075 1,415,778
Xponential Fitness, Inc., Class A
(a)
....... 5,310 175,655
14,831,035
Security
Shares
Shares Value
Household Durables — 1.7%
Cavco Industries, Inc.
(a)
............... 1,224 $ 367,469
Century Communities, Inc. ............ 3,441 231,717
Cricut, Inc., Class A
(b)
................ 6,215 56,743
Installed Building Products, Inc. ......... 5,562 691,190
Legacy Housing Corp.
(a)
.............. 1,286 27,778
Leggett & Platt, Inc. ................. 11,748 379,578
MDC Holdings, Inc. ................. 4,773 195,550
Skyline Champion Corp.
(a)
............. 12,582 933,207
Snap One Holdings Corp.
(a)(b)
........... 2,516 24,556
Sonos, Inc.
(a)
...................... 14,161 299,363
Taylor Morrison Home Corp.
(a)
.......... 10,021 431,805
Tempur Sealy International, Inc. ......... 15,793 591,764
Toll Brothers, Inc. ................... 9,957 636,352
TopBuild Corp.
(a)
................... 7,571 1,707,109
Tri Pointe Homes, Inc.
(a)
.............. 9,386 269,190
Vizio Holding Corp., Class A
(a)(b)
......... 13,607 116,612
6,959,983
Household Products — 0.3%
Energizer Holdings, Inc. .............. 10,292 344,062
Spectrum Brands Holdings, Inc. ......... 9,747 648,175
WD-40 Co. ....................... 2,125 404,600
1,396,837
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)
............ 8,681 39,412
Clearway Energy, Inc., Class A .......... 3,581 103,778
Clearway Energy, Inc., Class C ......... 8,333 253,073
Montauk Renewables, Inc.
(a)
........... 15,219 101,206
Ormat Technologies, Inc. .............. 12,447 1,068,077
Sunnova Energy International, Inc.
(a)(b)
..... 23,469 421,503
1,987,049
Industrial REITs — 1.1%
First Industrial Realty Trust, Inc. ......... 31,316 1,643,151
Indus Realty Trust, Inc. ............... 1,210 80,550
Innovative Industrial Properties, Inc. ...... 6,664 456,817
LXP Industrial Trust ................. 26,538 249,457
Plymouth Industrial REIT, Inc. .......... 3,814 77,195
STAG Industrial, Inc. ................ 25,068 849,053
Terreno Realty Corp. ................ 17,278 1,064,152
4,420,375
Insurance — 2.0%
Bright Health Group, Inc.
(a)(b)
........... 42,525 6,834
BRP Group, Inc., Class A
(a)
............ 14,660 369,285
First American Financial Corp. .......... 8,776 505,585
Goosehead Insurance, Inc., Class A
(a)
..... 5,047 290,202
Hagerty, Inc., Class A
(a)(b)
.............. 4,380 43,844
Hippo Holdings, Inc.
(a)(b)
............... 3,785 69,038
Lemonade, Inc.
(a)
................... 5,578 60,466
Oscar Health, Inc., Class A
(a)
........... 13,709 92,262
Palomar Holdings, Inc.
(a)
.............. 6,017 302,414
Primerica, Inc. ..................... 5,241 956,535
RenaissanceRe Holdings Ltd. .......... 10,357 2,231,001
RLI Corp. ........................ 9,596 1,334,324
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 19,749 806,944
Selective Insurance Group, Inc. ......... 5,026 484,155
Trupanion, Inc.
(a)
................... 8,342 292,888
7,845,777
Interactive Media & Services — 0.8%
Bumble, Inc., Class A
(a)
............... 22,170 403,716
Cargurus, Inc., Class A
(a)
.............. 22,229 365,445
Eventbrite, Inc., Class A
(a)
............. 11,892 86,455
fuboTV, Inc.
(a)(b)
.................... 23,251 26,506
Nextdoor Holdings, Inc., Class A
(a)(b)
...... 30,491 64,336

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
QuinStreet, Inc.
(a)
................... 11,972 $ 133,009
Rumble, Inc., Class A
(a)(b)
.............. 19,154 152,466
Shutterstock, Inc. ................... 5,702 382,034
TripAdvisor, Inc.
(a)
.................. 24,984 442,966
Vimeo, Inc.
(a)
...................... 21,755 71,574
Yelp, Inc.
(a)
....................... 11,360 339,891
Ziff Davis, Inc.
(a)
.................... 5,374 393,054
ZipRecruiter, Inc., Class A
(a)(b)
........... 12,453 210,954
3,072,406
IT Services — 0.6%
BigCommerce Holdings, Inc.
(a)
.......... 14,534 107,406
Cerberus Cyber Sentinel Corp.
(a)
........ 12,409 2,632
DigitalOcean Holdings, Inc.
(a)(b)
.......... 14,378 453,482
Edgio, Inc.
(a)
...................... 33,000 21,813
Fastly, Inc., Class A
(a)
................ 26,645 393,813
Grid Dynamics Holdings, Inc., Class A
(a)
.... 12,380 134,571
Hackett Group, Inc. (The) ............. 5,677 105,365
Perficient, Inc.
(a)(b)
................... 8,229 534,227
Squarespace, Inc., Class A
(a)
........... 9,741 302,945
Thoughtworks Holding, Inc.
(a)(b)
.......... 15,692 97,761
Tucows, Inc., Class A
(a)(b)
.............. 2,258 50,557
2,204,572
Leisure Products — 0.6%
Acushnet Holdings Corp.
(b)
............ 3,346 167,735
Clarus Corp. ...................... 6,636 64,568
Peloton Interactive, Inc., Class A
(a)(b)
...... 49,970 443,734
Polaris, Inc. ....................... 4,963 539,230
Topgolf Callaway Brands Corp.
(a)(b)
....... 32,903 729,459
YETI Holdings, Inc.
(a)
................ 13,335 526,066
2,470,792
Life Sciences Tools & Services — 1.1%
(a)
10X Genomics, Inc., Class A ........... 22,604 1,185,128
AbCellera Biologics, Inc.
(b)
............. 31,358 212,607
Adaptive Biotechnologies Corp. ......... 13,481 96,254
Azenta, Inc. ...................... 16,369 711,888
BioLife Solutions, Inc. ................ 4,866 85,447
Bionano Genomics, Inc.
(b)
............. 71,662 49,296
CryoPort, Inc. ..................... 5,992 126,072
Medpace Holdings, Inc. .............. 5,958 1,192,434
NanoString Technologies, Inc. .......... 4,581 44,894
OmniAb, Inc., 12.50 Earnout Shares, NVS
(d)
. 1,386 —
OmniAb, Inc., 15.00 Earnout Shares, NVS
(d)
. 1,386 —
Pacific Biosciences of California, Inc.
(b)
.... 36,442 386,285
Quanterix Corp. .................... 3,120 39,437
Seer, Inc., Class A .................. 4,687 15,655
SomaLogic, Inc., Class A
(b)
............ 37,313 104,476
Sotera Health Co. .................. 12,210 204,762
4,454,635
Machinery — 3.9%
Alamo Group, Inc. .................. 1,429 252,547
Albany International Corp., Class A ....... 7,355 670,850
Barnes Group, Inc. .................. 4,242 178,291
CIRCOR International, Inc.
(a)
........... 2,272 63,253
Columbus McKinnon Corp. ............ 2,587 89,795
Crane NXT Co. .................... 5,180 245,325
Desktop Metal, Inc., Class A
(a)(b)
......... 56,510 124,322
Donaldson Co., Inc. ................. 17,815 1,132,143
Energy Recovery, Inc.
(a)
.............. 13,368 301,181
Enerpac Tool Group Corp., Class A ....... 13,594 322,993
EnPro Industries, Inc. ................ 4,930 464,751
Evoqua Water Technologies Corp.
(a)
...... 28,938 1,430,984
Federal Signal Corp. ................ 14,401 739,923
Security
Shares
Shares Value
Machinery (continued)
Flowserve Corp. ................... 13,346 $ 445,623
Franklin Electric Co., Inc. ............. 9,223 825,182
Gorman-Rupp Co. (The) .............. 3,211 78,830
Helios Technologies, Inc. .............. 7,704 463,319
Hillenbrand, Inc. ................... 6,489 296,028
Hyzon Motors, Inc., Class A
(a)(b)
......... 19,288 16,040
ITT, Inc. ......................... 13,268 1,120,350
John Bean Technologies Corp. .......... 7,542 819,891
Kadant, Inc. ...................... 1,883 349,918
Lindsay Corp. ..................... 2,611 315,252
Markforged Holding Corp.
(a)(b)
........... 20,950 20,424
Microvast Holdings, Inc.
(a)
............. 47,499 49,874
Mueller Industries, Inc. ............... 8,183 587,949
Mueller Water Products, Inc., Class A ..... 18,874 252,912
Nikola Corp.
(a)(b)
.................... 58,457 51,764
Omega Flex, Inc. ................... 716 78,767
Oshkosh Corp. .................... 7,042 538,854
Proterra, Inc.
(a)(b)
................... 45,637 53,395
Proto Labs, Inc.
(a)
................... 6,473 186,228
Shyft Group, Inc. (The) ............... 7,673 192,439
SPX Technologies, Inc.
(a)(b)
............. 10,708 681,885
Standex International Corp. ............ 1,636 200,917
Symbotic, Inc., Class A
(a)
.............. 3,667 97,396
Terex Corp. ....................... 8,804 392,570
Titan International, Inc.
(a)
.............. 7,187 70,145
Trinity Industries, Inc. ................ 19,412 464,917
Velo3D, Inc.
(a)(b)
.................... 14,615 34,199
Wabash National Corp. ............... 5,854 150,272
Watts Water Technologies, Inc., Class A .... 4,280 692,204
15,543,902
Marine Transportation — 0.1%
Eagle Bulk Shipping, Inc. ............. 1,054 47,135
Matson, Inc. ...................... 3,801 258,582
305,717
Media — 0.7%
Boston Omaha Corp., Class A
(a)
......... 4,524 92,561
Cable One, Inc. .................... 487 369,346
EW Scripps Co. (The), Class A, NVS
(a)
.... 6,474 54,576
Gray Television, Inc. ................. 9,775 75,365
Innovid Corp.
(a)
.................... 19,910 18,695
Integral Ad Science Holding Corp.
(a)
...... 8,683 136,583
Magnite, Inc.
(a)(b)
.................... 16,670 156,698
New York Times Co. (The), Class A ....... 26,191 1,041,092
PubMatic, Inc., Class A
(a)(b)
............. 10,283 140,466
Scholastic Corp., NVS ............... 3,261 125,451
TechTarget, Inc.
(a)(b)
................. 6,329 215,756
TEGNA, Inc. ...................... 26,426 451,885
WideOpenWest, Inc.
(a)
............... 6,885 78,695
2,957,169
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. ...... 2,341 343,097
Arconic Corp.
(a)
.................... 8,044 199,089
ATI, Inc.
(a)(b)
....................... 19,714 761,355
Carpenter Technology Corp. ........... 6,985 368,389
Century Aluminum Co.
(a)
.............. 12,182 104,643
Compass Minerals International, Inc. ...... 8,119 265,735
Haynes International, Inc. ............. 1,900 89,319
Hecla Mining Co.
(b)
.................. 52,267 316,215
Ivanhoe Electric, Inc.
(a)(b)
.............. 3,362 40,041
Kaiser Aluminum Corp. ............... 1,675 110,081
Materion Corp. .................... 4,853 525,628
MP Materials Corp., Class A
(a)(b)
......... 21,919 474,985
Piedmont Lithium, Inc.
(a)(b)
............. 3,864 222,180

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ramaco Resources, Inc. .............. 3,326 $ 27,040
Royal Gold, Inc. .................... 15,551 2,059,575
5,907,372
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ellington Financial, Inc. ............... 7,511 95,916
Granite Point Mortgage Trust, Inc. ....... 4,102 18,336
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 11,072 314,223
Two Harbors Investment Corp. .......... 10,197 142,044
570,519
Office REITs — 0.2%
Douglas Emmett, Inc. ................ 26,370 339,646
Easterly Government Properties, Inc. ..... 9,454 133,018
Kilroy Realty Corp. .................. 10,030 293,277
Orion Office REIT, Inc. ............... 8,797 54,013
819,954
Oil, Gas & Consumable Fuels — 1.6%
Arch Resources, Inc., Class A .......... 2,796 341,811
Callon Petroleum Co.
(a)
............... 4,560 151,118
Centrus Energy Corp., Class A
(a)
......... 1,380 40,434
Chord Energy Corp. ................. 4,011 570,886
Clean Energy Fuels Corp.
(a)
............ 41,755 178,294
CNX Resources Corp.
(a)(b)
............. 23,011 357,361
Comstock Resources, Inc. ............. 8,249 94,864
CONSOL Energy, Inc. ................ 4,722 280,203
Denbury, Inc.
(a)
.................... 11,774 1,099,456
Earthstone Energy, Inc., Class A
(a)(b)
...... 4,509 61,142
Enviva, Inc. ....................... 7,299 156,928
Excelerate Energy, Inc., Class A ......... 4,341 93,331
Gevo, Inc.
(a)(b)
..................... 27,938 32,408
Green Plains, Inc.
(a)
................. 7,892 269,670
HighPeak Energy, Inc.
(b)
.............. 1,927 38,078
International Seaways, Inc. ............ 6,082 242,185
Kinetik Holdings, Inc., Class A .......... 5,246 161,577
Magnolia Oil & Gas Corp., Class A ....... 16,158 341,257
NextDecade Corp.
(a)
................. 7,143 44,501
Northern Oil and Gas, Inc. ............. 8,283 274,747
Permian Resources Corp., Class A ....... 28,110 293,750
Ranger Oil Corp., Class A ............. 2,649 109,139
REX American Resources Corp.
(a)
....... 1,711 48,404
Riley Exploration Permian, Inc. .......... 575 24,156
SandRidge Energy, Inc.
(a)
............. 2,388 33,838
SM Energy Co. .................... 17,618 494,713
Tellurian, Inc.
(a)(b)
................... 65,763 93,383
Uranium Energy Corp.
(a)
.............. 87,654 228,777
Vertex Energy, Inc.
(a)(b)
............... 14,507 114,605
6,271,016
Paper & Forest Products — 0.0%
Mercer International, Inc. .............. 4,273 41,576
Passenger Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 3,714 385,922
Frontier Group Holdings, Inc. ........... 8,755 83,085
Hawaiian Holdings, Inc. .............. 4,685 39,026
JetBlue Airways Corp. ................ 43,478 310,433
Sun Country Airlines Holdings, Inc. ....... 7,748 152,868
Wheels Up Experience, Inc., Class A
(b)
.... 16,036 7,416
978,750
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)
....... 21,907 251,054
BellRing Brands, Inc.
(a)
............... 16,564 596,138
Coty, Inc., Class A
(a)
................. 44,637 529,841
Security
Shares
Shares Value
Personal Care Products (continued)
elf Beauty, Inc.
(a)
................... 12,018 $ 1,114,790
Inter Parfums, Inc. .................. 4,219 640,402
Medifast, Inc. ..................... 1,509 138,300
Olaplex Holdings, Inc.
(a)(b)
............. 12,444 46,043
USANA Health Sciences, Inc.
(a)
......... 1,225 81,303
Veru, Inc.
(a)(b)
...................... 12,620 16,028
3,413,899
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc.
(a)
............ 12,440 110,592
Amphastar Pharmaceuticals, Inc.
(a)
....... 9,007 322,180
ANI Pharmaceuticals, Inc.
(a)
............ 2,907 109,652
Arvinas, Inc.
(a)
..................... 11,564 303,092
Atea Pharmaceuticals, Inc.
(a)
........... 10,368 33,903
Axsome Therapeutics, Inc.
(a)(b)
.......... 5,100 364,803
Cara Therapeutics, Inc.
(a)(b)
............ 5,269 22,130
Cassava Sciences, Inc.
(a)(b)
............ 9,244 214,646
Corcept Therapeutics, Inc.
(a)
........... 11,821 266,327
Esperion Therapeutics, Inc.
(a)(b)
.......... 7,528 9,937
Evolus, Inc.
(a)(b)
.................... 8,885 77,655
Harmony Biosciences Holdings, Inc.
(a)
..... 7,006 225,873
Intra-Cellular Therapies, Inc.
(a)
.......... 20,830 1,294,585
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,530 193,166
NGM Biopharmaceuticals, Inc.
(a)
......... 3,812 17,192
Pacira BioSciences, Inc.
(a)
............. 10,867 492,384
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 2,367 25,327
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 6,620 654,453
Revance Therapeutics, Inc.
(a)(b)
.......... 19,446 618,966
Scilex Holding Co., (Acquired 01/06/23, cost
$157,754)
(a)(e)
................... 15,053 105,168
SIGA Technologies, Inc. .............. 9,182 53,531
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 4,696 173,095
Theravance Biopharma, Inc.
(a)
.......... 13,962 151,208
Tilray Brands, Inc., Class 2
(a)(b)
.......... 147,572 346,794
WaVe Life Sciences Ltd.
(a)
............. 6,892 27,499
6,214,158
Professional Services — 3.2%
Alight, Inc., Class A
(a)
................ 39,661 366,864
ASGN, Inc.
(a)
...................... 6,560 469,630
Barrett Business Services, Inc. .......... 917 76,670
CACI International, Inc., Class A
(a)
....... 1,906 597,188
CBIZ, Inc.
(a)
....................... 11,926 628,381
CRA International, Inc. ............... 1,715 180,315
CSG Systems International, Inc. ......... 3,112 163,940
Dun & Bradstreet Holdings, Inc. ......... 18,079 201,943
ExlService Holdings, Inc.
(a)
............ 7,835 1,397,607
Exponent, Inc. ..................... 12,000 1,104,600
First Advantage Corp.
(a)(b)
............. 6,973 89,673
FiscalNote Holdings, Inc., Class A
(a)
...... 16,651 30,138
Forrester Research, Inc.
(a)
............. 2,741 84,807
Franklin Covey Co.
(a)
................ 2,908 106,782
FTI Consulting, Inc.
(a)(b)
............... 8,150 1,471,075
Heidrick & Struggles International, Inc. .... 1,822 45,750
HireRight Holdings Corp.
(a)
............ 2,577 27,316
Huron Consulting Group, Inc.
(a)(b)
........ 4,733 401,311
ICF International, Inc. ................ 4,016 457,824
Insperity, Inc. ...................... 8,441 1,033,685
KBR, Inc. ........................ 14,625 829,676
Kforce, Inc. ....................... 4,633 273,996
Korn Ferry ....................... 7,263 348,769
Legalzoom.com, Inc.
(a)(b)
.............. 22,373 209,859
Maximus, Inc. ..................... 5,319 444,934
NV5 Global, Inc.
(a)(b)
................. 2,971 281,443
Paycor HCM, Inc.
(a)(b)
................ 11,306 265,691

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Planet Labs PBC, Class A
(a)
............ 45,393 $ 185,204
Resources Connection, Inc. ............ 3,295 48,074
Sterling Check Corp.
(a)
............... 5,754 64,675
TaskUS, Inc., Class A
(a)(b)
.............. 6,283 84,569
TTEC Holdings, Inc. ................. 2,487 84,732
Upwork, Inc.
(a)
..................... 18,336 175,476
Verra Mobility Corp., Class A
(a)
.......... 33,148 561,859
12,794,456
Real Estate Management & Development — 0.3%
DigitalBridge Group, Inc., Class A
(b)
....... 20,743 257,836
eXp World Holdings, Inc. .............. 17,385 203,231
Forestar Group, Inc.
(a)
................ 1,466 28,352
FRP Holdings, Inc.
(a)
................. 1,020 59,160
Howard Hughes Corp. (The)
(a)(b)
......... 5,231 404,723
Marcus & Millichap, Inc. .............. 2,505 78,832
St. Joe Co. (The) ................... 8,033 330,156
1,362,290
Residential REITs — 0.3%
Apartment Investment & Management Co.,
Class A ....................... 20,630 161,533
Centerspace ...................... 1,319 74,365
Independence Realty Trust, Inc. ......... 52,938 881,418
NexPoint Residential Trust, Inc. ......... 2,610 112,047
UMH Properties, Inc. ................ 5,064 76,973
1,306,336
Retail REITs — 1.0%
Acadia Realty Trust ................. 8,626 116,537
Agree Realty Corp. ................. 11,702 795,619
Getty Realty Corp. .................. 3,151 105,023
InvenTrust Properties Corp. ............ 8,348 188,247
Kite Realty Group Trust ............... 23,929 495,809
NETSTREIT Corp. .................. 13,017 237,170
Phillips Edison & Co., Inc. ............. 15,206 479,597
Retail Opportunity Investments Corp. ..... 13,107 170,784
RPT Realty ....................... 11,400 106,020
Saul Centers, Inc. .................. 1,415 50,982
SITE Centers Corp. ................. 15,533 191,677
Spirit Realty Capital, Inc. .............. 11,574 445,136
Tanger Factory Outlet Centers, Inc. ....... 13,960 273,756
Urban Edge Properties ............... 13,513 198,236
Urstadt Biddle Properties, Inc., Class A .... 2,891 49,783
Whitestone REIT ................... 4,605 41,215
3,945,591
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.
(a)
........... 15,424 551,716
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,495 59,581
Ambarella, Inc.
(a)
................... 8,727 540,899
Amkor Technology, Inc. ............... 11,370 254,347
Axcelis Technologies, Inc.
(a)
............ 7,757 917,653
CEVA, Inc.
(a)
...................... 5,504 138,316
Cirrus Logic, Inc.
(a)(b)
................. 4,950 424,661
Cohu, Inc.
(a)
...................... 11,285 381,884
Credo Technology Group Holding Ltd.
(a)(b)
... 21,277 172,556
Diodes, Inc.
(a)(b)
.................... 7,005 558,299
FormFactor, Inc.
(a)
.................. 18,308 499,991
Impinj, Inc.
(a)
...................... 5,039 445,498
indie Semiconductor, Inc., Class A
(a)
...... 16,533 125,155
Kulicke & Soffa Industries, Inc. .......... 13,435 640,312
Lattice Semiconductor Corp.
(a)
.......... 32,442 2,585,627
MACOM Technology Solutions Holdings, Inc.
(a)
12,220 712,915
Magnachip Semiconductor Corp.
(a)
....... 5,793 51,442
MaxLinear, Inc.
(a)
................... 11,465 276,650
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.
(b)
.............. 7,155 $ 600,090
Navitas Semiconductor Corp.
(a)(b)
........ 18,557 98,909
Onto Innovation, Inc.
(a)
............... 6,639 537,626
PDF Solutions, Inc.
(a)
................ 7,052 254,225
Power Integrations, Inc. .............. 9,156 666,374
Rambus, Inc.
(a)
.................... 25,485 1,130,005
Semtech Corp.
(a)
................... 8,051 156,914
Silicon Laboratories, Inc.
(a)(b)
............ 7,546 1,051,158
SiTime Corp.
(a)
..................... 3,803 412,511
Synaptics, Inc.
(a)(b)
.................. 3,381 299,421
Ultra Clean Holdings, Inc.
(a)
............ 3,892 111,078
Universal Display Corp. .............. 10,281 1,372,102
16,027,915
Software — 10.1%
A10 Networks, Inc. .................. 15,353 217,091
ACI Worldwide, Inc.
(a)
................ 26,577 673,195
Agilysys, Inc.
(a)
.................... 4,735 369,519
Alarm.com Holdings, Inc.
(a)
............ 11,858 565,508
Alkami Technology, Inc.
(a)
............. 8,679 104,061
Altair Engineering, Inc., Class A
(a)(b)
....... 12,435 858,637
Alteryx, Inc., Class A
(a)
............... 9,722 399,866
American Software, Inc., Class A ........ 7,806 93,204
Amplitude, Inc., Class A
(a)
............. 12,764 144,871
Appfolio, Inc., Class A
(a)
.............. 4,503 628,709
Appian Corp., Class A
(a)
.............. 9,792 367,690
AppLovin Corp., Class A
(a)(b)
............ 29,240 497,080
Asana, Inc., Class A
(a)
................ 18,159 293,813
AvePoint, Inc., Class A
(a)(b)
............. 21,044 91,331
Blackbaud, Inc.
(a)
................... 5,532 383,672
Blackline, Inc.
(a)
.................... 12,877 717,378
Blend Labs, Inc., Class A
(a)
............ 38,490 22,790
Box, Inc., Class A
(a)
................. 33,882 896,518
Braze, Inc., Class A
(a)
................ 8,438 248,077
C3.ai, Inc., Class A
(a)(b)
............... 20,284 361,461
CCC Intelligent Solutions Holdings, Inc.
(a)
... 16,940 147,039
Clear Secure, Inc., Class A ............ 18,518 447,950
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
15,722 242,276
CommVault Systems, Inc.
(a)
............ 6,441 375,317
Confluent, Inc., Class A
(a)
............. 36,516 803,352
Couchbase, Inc.
(a)
.................. 6,020 92,467
CS Disco, Inc.
(a)
.................... 4,020 23,638
Cvent Holding Corp.
(a)(b)
............... 14,881 125,149
Digital Turbine, Inc.
(a)(b)
............... 10,147 119,024
Dolby Laboratories, Inc., Class A ........ 14,214 1,189,570
Domo, Inc., Class B
(a)
................ 7,473 118,671
DoubleVerify Holdings, Inc.
(a)
........... 20,699 608,965
Dropbox, Inc., Class A
(a)
.............. 33,738 686,231
E2open Parent Holdings, Inc., Class A
(a)
... 40,697 255,984
Elastic NV
(a)
...................... 18,376 1,052,026
Enfusion, Inc., Class A
(a)
.............. 3,009 25,215
EngageSmart, Inc.
(a)
................. 7,105 121,993
Envestnet, Inc.
(a)(b)
.................. 10,833 686,596
Everbridge, Inc.
(a)(b)
.................. 9,558 251,184
EverCommerce, Inc.
(a)
............... 6,903 83,319
Expensify, Inc., Class A
(a)(b)
............ 10,697 81,190
Five9, Inc.
(a)
...................... 16,687 1,081,985
Freshworks, Inc., Class A
(a)(b)
........... 38,100 509,016
Gitlab, Inc., Class A
(a)(b)
............... 14,938 453,518
Guidewire Software, Inc.
(a)
............. 7,836 597,025
HashiCorp, Inc., Class A
(a)(b)
............ 19,406 520,275
Informatica, Inc., Class A
(a)(b)
........... 9,155 141,536
Instructure Holdings, Inc.
(a)
............ 4,144 109,940
Intapp, Inc.
(a)
...................... 3,648 147,087
InterDigital, Inc. .................... 6,421 434,959

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a)
................ 10,676 $ 201,990
JFrog Ltd.
(a)
....................... 14,387 267,167
LivePerson, Inc.
(a)
.................. 16,677 77,215
LiveRamp Holdings, Inc.
(a)
............. 7,849 189,082
Marathon Digital Holdings, Inc.
(a)(b)
....... 26,373 265,576
Matterport, Inc., Class A
(a)
............. 52,319 121,903
MeridianLink, Inc.
(a)(b)
................ 4,783 71,458
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,275 747,064
Mitek Systems, Inc.
(a)
................ 6,931 62,518
Model N, Inc.
(a)
.................... 8,082 248,926
Momentive Global, Inc.
(a)
.............. 17,870 167,799
N-able, Inc.
(a)
...................... 15,914 202,904
nCino, Inc.
(a)(b)
..................... 18,261 451,595
New Relic, Inc.
(a)
................... 13,895 993,076
Nutanix, Inc., Class A
(a)
............... 34,875 836,303
Olo, Inc., Class A
(a)(b)
................. 25,209 172,682
ON24, Inc.
(a)
...................... 10,135 88,174
OneSpan, Inc.
(a)
.................... 4,573 67,406
PagerDuty, Inc.
(a)
................... 19,389 582,833
Pegasystems, Inc. .................. 9,800 447,076
PowerSchool Holdings, Inc., Class A
(a)
..... 9,393 196,126
Progress Software Corp. .............. 10,274 563,837
PROS Holdings, Inc.
(a)
............... 4,496 127,552
Q2 Holdings, Inc.
(a)(b)
................. 13,764 338,870
Qualtrics International, Inc., Class A
(a)(b)
.... 26,737 479,394
Qualys, Inc.
(a)(b)
.................... 8,203 926,447
Rapid7, Inc.
(a)
..................... 13,999 680,491
Rimini Street, Inc.
(a)
................. 6,468 24,190
RingCentral, Inc., Class A
(a)
............ 18,376 506,443
Riot Platforms, Inc.
(a)(b)
............... 24,218 289,647
Samsara, Inc., Class A
(a)
.............. 26,868 484,967
SEMrush Holdings, Inc., Class A
(a)
....... 8,632 83,385
SentinelOne, Inc., Class A
(a)
............ 51,792 832,297
Smartsheet, Inc., Class A
(a)
............ 31,085 1,270,444
SolarWinds Corp.
(a)
................. 4,873 42,005
SoundHound AI, Inc., Class A
(a)(b)
........ 27,474 73,081
SoundThinking, Inc.
(a)(b)
............... 2,124 63,189
Sprinklr, Inc., Class A
(a)
............... 14,551 174,030
Sprout Social, Inc., Class A
(a)(b)
.......... 11,173 550,382
SPS Commerce, Inc.
(a)
............... 8,540 1,257,942
Sumo Logic, Inc.
(a)
.................. 26,574 318,888
Telos Corp.
(a)
...................... 12,192 20,726
Tenable Holdings, Inc.
(a)
.............. 26,792 991,036
Teradata Corp.
(a)
................... 24,099 932,872
UiPath, Inc., Class A
(a)
............... 83,563 1,176,567
Varonis Systems, Inc.
(a)
............... 25,530 591,275
Verint Systems, Inc.
(a)
................ 6,426 234,485
Vertex, Inc., Class A
(a)
................ 5,420 111,923
Workiva, Inc., Class A
(a)(b)
............. 10,850 1,013,607
Yext, Inc.
(a)
....................... 15,260 133,983
ZeroFox Holdings, Inc.
(a)(b)
............. 6,819 6,564
Zeta Global Holdings Corp., Class A
(a)(b)
.... 29,960 290,912
Zuora, Inc., Class A
(a)
................ 29,584 230,459
40,747,731
Specialized REITs — 0.7%
EPR Properties .................... 7,759 325,568
Farmland Partners, Inc. .............. 11,934 124,591
Four Corners Property Trust, Inc. ........ 11,325 288,901
Gladstone Land Corp. ............... 4,369 70,384
National Storage Affiliates Trust ......... 20,060 773,313
Outfront Media, Inc. ................. 17,573 292,766
Rayonier, Inc. ..................... 21,500 674,240
Security
Shares
Shares Value
Specialized REITs (continued)
Safehold, Inc.
(a)
.................... 9,656 $ 267,664
2,817,427
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A
(a)
....... 5,632 132,577
Academy Sports & Outdoors, Inc. ........ 6,851 435,176
Arhaus, Inc., Class A
(a)(b)
.............. 2,617 20,988
Arko Corp. ....................... 17,258 144,277
Asbury Automotive Group, Inc.
(a)
......... 1,970 381,116
Boot Barn Holdings, Inc.
(a)
............. 4,452 322,637
Caleres, Inc. ...................... 3,111 70,931
Camping World Holdings, Inc., Class A .... 3,994 89,426
Chewy, Inc., Class A
(a)(b)
.............. 22,036 683,336
EVgo, Inc., Class A
(a)(b)
............... 16,838 100,860
Franchise Group, Inc. ................ 2,225 65,081
Leslie's, Inc.
(a)(b)
.................... 22,448 243,561
MarineMax, Inc.
(a)(b)
................. 2,120 61,734
Monro, Inc.
(b)
...................... 4,914 240,196
National Vision Holdings, Inc.
(a)(b)
........ 8,808 185,320
Overstock.com, Inc.
(a)
................ 10,933 222,596
PetMed Express, Inc. ................ 2,723 41,853
Revolve Group, Inc., Class A
(a)(b)
......... 6,303 130,157
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,560 28,363
Valvoline, Inc. ..................... 40,696 1,406,047
Warby Parker, Inc., Class A
(a)(b)
.......... 14,948 157,402
Winmark Corp. .................... 663 221,389
Zumiez, Inc.
(a)
..................... 2,078 36,334
5,421,357
Technology Hardware, Storage & Peripherals — 0.3%
(a)
Avid Technology, Inc. ................ 3,970 117,155
Corsair Gaming, Inc. ................ 5,922 103,161
IonQ, Inc.
(b)
....................... 36,220 199,572
Super Micro Computer, Inc.
(b)
........... 7,269 766,371
1,186,259
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc. ...................... 3,205 223,613
Columbia Sportswear Co. ............. 3,748 313,108
Crocs, Inc.
(a)
...................... 6,189 765,394
Oxford Industries, Inc. ............... 1,454 150,038
Skechers USA, Inc., Class A
(a)
.......... 31,754 1,688,995
Steven Madden Ltd. ................. 5,971 209,224
Wolverine World Wide, Inc. ............ 8,129 136,079
3,486,451
Tobacco — 0.0%
Turning Point Brands, Inc. ............. 2,343 55,740
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A .............. 11,953 480,750
Alta Equipment Group, Inc., Class A ...... 2,494 35,265
Applied Industrial Technologies, Inc. ...... 9,137 1,239,525
Beacon Roofing Supply, Inc.
(a)
.......... 6,879 413,978
BlueLinx Holdings, Inc.
(a)
.............. 1,057 74,053
Core & Main, Inc., Class A
(a)(b)
.......... 17,687 460,923
Custom Truck One Source, Inc.
(a)(b)
....... 7,161 44,971
Distribution Solutions Group, Inc.
(a)
....... 1,104 51,535
DXP Enterprises, Inc.
(a)
............... 2,078 52,366
GATX Corp. ...................... 3,408 388,205
Global Industrial Co. ................. 2,485 66,225
GMS, Inc.
(a)
....................... 4,889 283,855
H&E Equipment Services, Inc. .......... 4,245 154,943
Herc Holdings, Inc. .................. 4,025 402,581
Hudson Technologies, Inc.
(a)
........... 5,652 43,690
McGrath RentCorp .................. 5,783 513,993
Rush Enterprises, Inc., Class A ......... 4,458 236,764

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class B ......... 768 $ 44,990
SiteOne Landscape Supply, Inc.
(a)(b)
....... 10,671 1,576,534
Titan Machinery, Inc.
(a)(b)
.............. 2,180 68,343
Transcat, Inc.
(a)
.................... 1,711 130,532
6,764,021
Water Utilities — 0.4%
American States Water Co. ............ 5,340 473,925
Artesian Resources Corp., Class A, NVS ... 1,213 66,448
California Water Service Group ......... 7,646 428,788
Middlesex Water Co. ................ 2,048 149,463
SJW Group ....................... 6,335 480,953
York Water Co. (The) ................ 1,967 82,693
1,682,270
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 15,561 208,673
Shenandoah Telecommunications Co.
(b)
.... 11,979 249,283
457,956
Total Long-Term Investments — 99.7%
(Cost: $427,947,365) ............................. 401,095,083
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(h)
............ 62,372,886 $ 62,391,598
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 808,997 808,997
Total Short-Term Securities — 15.7%
(Cost: $63,167,325) .............................. 63,200,595
Total Investments — 115.4%
(Cost: $491,114,690 ) ............................. 464,295,678
Liabilities in Excess of Other Assets — (15.4)% ........... (62,008,194)
Net Assets — 100.0% ..............................
$ 402,287,484
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $105,168, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,627,389 $ 7,746,173
(a)
$ — $ (3,097) $ 21,133 $ 62,391,598 62,372,886 $ 956,347
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 600,000 208,997
(a)
— — — 808,997 808,997 19,601 —
$ (3,097) $ 21,133 $ 63,200,595 $ 975,948 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 06/16/23 $ 153 $ 468
Russell 2000 E-Mini Index .................................................... 11 06/16/23 976 (2,215)
$ (1,747)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 468 $ — $ — $ — $ 468
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 2,215 — — — 2,215
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (61,200) $ — $ — $ — $ (61,200)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 62,077 $ — $ — $ — $ 62,077
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 739,230

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 400,989,915 $ 105,168 $ — $ 401,095,083
Short-Term Securities
Money Market Funds ...................................... 63,200,595 — — 63,200,595
$ 464,190,510 $ 105,168 $ — $ 464,295,678
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 468 $ — $ — $ 468
Liabilities
Equity contracts ........................................... (2,215) — — (2,215)
$ (1,747) $ — $ — $ (1,747)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 8,015 $ 423,032
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 8,120 458,049
AerSale Corp.
(a)
.................... 3,785 61,241
BWX Technologies, Inc. .............. 8,210 530,202
Curtiss-Wright Corp. ................. 3,739 634,994
Kaman Corp. ..................... 4,051 89,406
Mercury Systems, Inc.
(a)
.............. 14,070 670,717
Moog, Inc., Class A ................. 4,074 367,108
National Presto Industries, Inc. .......... 1,283 87,270
Parsons Corp.
(a)
.................... 8,160 354,960
Spirit AeroSystems Holdings, Inc., Class A .. 16,265 484,047
Triumph Group, Inc.
(a)
................ 7,546 81,572
V2X, Inc.
(a)
....................... 2,687 116,078
4,358,676
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,252 147,288
Forward Air Corp. .................. 2,909 306,929
GXO Logistics, Inc.
(a)(b)
............... 16,789 891,999
Hub Group, Inc., Class A
(a)
............. 4,429 333,947
1,680,163
Automobile Components — 1.2%
Adient plc
(a)
....................... 13,388 494,553
American Axle & Manufacturing Holdings, Inc.
(a)
27,476 196,453
Autoliv, Inc. ....................... 8,975 770,145
Dana, Inc. ........................ 30,904 457,070
Garrett Motion, Inc.
(a)(b)
............... 13,771 113,749
Gentex Corp. ..................... 21,760 600,358
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 68,419 730,031
Holley, Inc.
(a)
...................... 5,759 13,879
LCI Industries ..................... 3,596 406,204
Modine Manufacturing Co.
(a)
........... 5,838 122,073
Patrick Industries, Inc. ............... 5,208 357,425
QuantumScape Corp., Class A
(a)(b)
....... 35,933 251,531
Standard Motor Products, Inc. .......... 4,521 162,801
Stoneridge, Inc.
(a)
................... 6,580 123,901
4,800,173
Automobiles — 0.5%
Harley-Davidson, Inc. ................ 32,251 1,196,512
Thor Industries, Inc. ................. 5,171 408,613
Winnebago Industries, Inc. ............ 3,814 221,746
1,826,871
Banks — 12.0%
1st Source Corp. ................... 4,464 186,059
Amalgamated Financial Corp. .......... 3,029 49,312
Amerant Bancorp, Inc., Class A ......... 3,380 62,868
Ameris Bancorp .................... 15,522 519,987
Arrow Financial Corp. ................ 4,840 104,496
Associated Banc-Corp. ............... 38,861 692,892
Atlantic Union Bankshares Corp. ........ 18,766 537,083
Axos Financial, Inc.
(a)
................ 6,938 282,168
Banc of California, Inc. ............... 12,770 144,939
BancFirst Corp. .................... 2,238 178,794
Bank First Corp.
(b)
.................. 959 65,586
Bank of Hawaii Corp. ................ 9,831 476,115
Bank of Marin Bancorp ............... 4,562 80,428
Bank OZK ....................... 27,308 975,442
BankUnited, Inc. ................... 16,048 361,882
Banner Corp. ..................... 7,661 382,437
Bar Harbor Bankshares .............. 4,299 106,615
Berkshire Hills Bancorp, Inc. ........... 9,614 204,490
Bridgewater Bancshares, Inc.
(a)
......... 2,980 29,651
Security
Shares
Shares Value
Banks (continued)
Brookline Bancorp, Inc. ............... 17,625 $ 168,142
Business First Bancshares, Inc. ......... 6,787 104,655
Byline Bancorp, Inc. ................. 6,602 127,749
Cadence Bank .................... 38,830 785,143
Cambridge Bancorp ................. 2,184 112,804
Camden National Corp. .............. 4,259 136,075
Capital City Bank Group, Inc. ........... 2,752 83,826
Capitol Federal Financial, Inc. .......... 26,153 162,149
Capstar Financial Holdings, Inc. ......... 5,260 70,379
Carter Bankshares, Inc.
(a)
............. 6,848 87,997
Cathay General Bancorp .............. 19,477 620,732
Central Pacific Financial Corp. .......... 3,937 62,520
City Holding Co. ................... 1,945 177,364
CNB Financial Corp. ................. 6,553 122,934
Columbia Banking System, Inc. ......... 51,441 1,098,780
Community Bank System, Inc. .......... 11,473 573,191
Community Trust Bancorp, Inc. ......... 4,257 153,295
ConnectOne Bancorp, Inc. ............ 9,557 150,809
CrossFirst Bankshares, Inc.
(a)
........... 5,905 59,227
Customers Bancorp, Inc.
(a)
............. 6,331 138,269
CVB Financial Corp. ................. 17,566 262,963
Dime Community Bancshares, Inc. ....... 4,056 83,554
Eagle Bancorp, Inc. ................. 6,581 165,183
Enterprise Financial Services Corp. ...... 6,500 277,940
Equity Bancshares, Inc., Class A ........ 3,974 93,588
Farmers & Merchants Bancorp, Inc. ...... 3,380 77,064
Farmers National Banc Corp. ........... 9,378 109,629
FB Financial Corp. .................. 6,333 186,380
First Bancorp ..................... 9,356 287,978
First BanCorp ..................... 21,666 254,575
First Bancshares, Inc. (The) ............ 7,776 195,178
First Busey Corp. ................... 14,088 256,120
First Commonwealth Financial Corp. ...... 22,861 285,305
First Community Bankshares, Inc. ....... 4,455 104,291
First Financial Bancorp ............... 22,131 458,112
First Financial Corp. ................. 3,512 121,340
First Foundation, Inc. ................ 13,402 84,299
First Hawaiian, Inc. ................. 32,135 614,100
First Interstate BancSystem, Inc., Class A .. 22,128 566,255
First Merchants Corp. ................ 15,530 453,165
First Mid Bancshares, Inc. ............. 5,576 146,983
First of Long Island Corp. (The) ......... 6,532 76,424
Flushing Financial Corp. .............. 8,443 101,569
FNB Corp. ....................... 91,206 1,047,045
Fulton Financial Corp. ................ 42,692 509,316
German American Bancorp, Inc. ......... 5,565 161,775
Glacier Bancorp, Inc. ................ 13,787 458,142
Great Southern Bancorp, Inc. ........... 2,687 136,715
Hancock Whitney Corp. .............. 20,855 761,625
Hanmi Financial Corp. ............... 6,196 100,127
HarborOne Bancorp, Inc. ............. 5,634 60,565
Heartland Financial USA, Inc. .......... 10,428 339,536
Heritage Commerce Corp. ............. 16,585 140,972
Heritage Financial Corp. .............. 7,698 135,562
Hilltop Holdings, Inc. ................. 11,719 363,523
Hingham Institution for Savings (The) ..... 277 53,893
Home BancShares, Inc. .............. 47,136 1,026,151
HomeStreet, Inc. ................... 3,788 36,971
Hope Bancorp, Inc. ................. 25,728 234,125
Horizon Bancorp, Inc. ................ 10,439 109,923
Independent Bank Corp. .............. 14,558 614,536
Independent Bank Group, Inc. .......... 8,561 311,449
International Bancshares Corp. ......... 13,265 566,018
John Marshall Bancorp, Inc. ........... 1,471 26,802
Kearny Financial Corp. ............... 17,173 133,778

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Lakeland Bancorp, Inc. ............... 18,024 $ 258,464
Lakeland Financial Corp. .............. 2,558 129,614
Mercantile Bank Corp. ............... 4,362 122,398
Metrocity Bankshares, Inc. ............ 2,946 48,167
Metropolitan Bank Holding Corp.
(a)
....... 1,362 43,707
Midland States Bancorp, Inc. ........... 6,307 126,140
MidWestOne Financial Group, Inc. ....... 4,265 88,285
National Bank Holdings Corp., Class A .... 6,115 194,457
NBT Bancorp, Inc. .................. 9,306 300,025
New York Community Bancorp, Inc. ...... 166,595 1,780,900
Nicolet Bankshares, Inc.
(a)
............. 3,434 196,802
Northfield Bancorp, Inc. .............. 9,717 101,251
Northwest Bancshares, Inc. ............ 27,910 326,268
OceanFirst Financial Corp. ............ 16,122 257,952
OFG Bancorp ..................... 10,403 266,005
Old National Bancorp ................ 73,091 980,150
Old Second Bancorp, Inc. ............. 10,454 128,480
Origin Bancorp, Inc. ................. 4,896 144,089
Pacific Premier Bancorp, Inc. ........... 19,961 443,933
PacWest Bancorp .................. 28,948 293,822
Park National Corp. ................. 3,628 392,985
Pathward Financial, Inc. .............. 2,308 102,775
Peapack-Gladstone Financial Corp. ...... 2,498 66,347
Peoples Bancorp, Inc. ............... 8,047 209,705
Pinnacle Financial Partners, Inc. ......... 19,081 1,034,763
Popular, Inc. ...................... 17,862 1,071,899
Premier Financial Corp. .............. 9,514 158,027
Prosperity Bancshares, Inc. ............ 22,720 1,422,726
Provident Financial Services, Inc. ........ 15,592 272,548
QCR Holdings, Inc. ................. 4,595 190,233
RBB Bancorp ..................... 4,421 54,997
Republic Bancorp, Inc., Class A ......... 2,482 97,543
S&T Bancorp, Inc. .................. 8,451 232,656
Sandy Spring Bancorp, Inc. ............ 11,835 266,051
Seacoast Banking Corp. of Florida ....... 6,735 149,450
Shore Bancshares, Inc. ............... 5,494 72,960
Simmons First National Corp., Class A .... 23,992 400,906
SmartFinancial, Inc. ................. 3,455 74,421
South Plains Financial, Inc. ............ 2,681 55,041
Southern Missouri Bancorp, Inc. ......... 1,798 65,231
Southside Bancshares, Inc. ............ 6,915 219,413
SouthState Corp. ................... 11,479 791,821
Stellar Bancorp, Inc. ................. 11,337 260,071
Synovus Financial Corp. .............. 35,943 1,107,044
Texas Capital Bancshares, Inc.
(a)
........ 12,115 608,779
Tompkins Financial Corp. ............. 3,064 179,612
Towne Bank ...................... 17,801 421,706
TriCo Bancshares .................. 8,802 315,200
Triumph Financial, Inc.
(a)
.............. 2,675 138,993
TrustCo Bank Corp. ................. 3,711 110,736
Trustmark Corp. ................... 13,375 319,529
UMB Financial Corp. ................ 10,878 691,950
United Bankshares, Inc. .............. 33,171 1,098,955
United Community Banks, Inc. .......... 26,677 664,257
Univest Financial Corp. ............... 8,068 162,328
Valley National Bancorp .............. 105,049 985,360
Veritex Holdings, Inc. ................ 10,594 182,323
Washington Federal, Inc. .............. 16,547 463,978
Washington Trust Bancorp, Inc. ......... 4,930 138,582
WesBanco, Inc. .................... 14,967 398,421
Westamerica BanCorp ............... 5,970 241,845
Wintrust Financial Corp. .............. 15,262 1,043,463
WSFS Financial Corp. ............... 8,273 290,961
46,485,328
Security
Shares
Shares Value
Beverages — 0.1%
Coca-Cola Consolidated, Inc. ........... 379 $ 223,405
Duckhorn Portfolio, Inc. (The)
(a)
......... 4,240 64,024
National Beverage Corp.
(a)
............. 3,098 153,971
441,400
Biotechnology — 2.6%
(a)
2seventy bio, Inc. ................... 4,791 45,562
Agenus, Inc.
(b)
..................... 32,156 48,556
Agios Pharmaceuticals, Inc. ............ 6,735 154,029
Akero Therapeutics, Inc. .............. 3,723 166,567
Alector, Inc. ...................... 5,626 37,132
Allogene Therapeutics, Inc.
(b)
........... 21,983 119,368
Amicus Therapeutics, Inc. ............. 21,115 243,667
AnaptysBio, Inc. ................... 2,974 61,919
Arcturus Therapeutics Holdings, Inc.
(b)
..... 2,627 69,931
Arcus Biosciences, Inc. ............... 12,673 226,213
Atara Biotherapeutics, Inc. ............. 24,235 65,677
Beam Therapeutics, Inc. .............. 14,410 442,531
C4 Therapeutics, Inc. ................ 6,563 19,820
Caribou Biosciences, Inc. ............. 8,014 34,460
CRISPR Therapeutics AG
(b)
............ 8,078 395,337
Eagle Pharmaceuticals, Inc. ........... 2,529 71,014
Editas Medicine, Inc.
(b)
............... 6,003 48,985
Emergent BioSolutions, Inc. ............ 10,811 95,461
Enanta Pharmaceuticals, Inc. ........... 3,060 108,783
Exact Sciences Corp. ................ 22,131 1,417,933
FibroGen, Inc. ..................... 11,429 195,664
Immunovant, Inc. ................... 13,504 217,955
Inhibrx, Inc.
(b)
..................... 3,766 79,086
Intercept Pharmaceuticals, Inc. ......... 8,811 152,607
Ionis Pharmaceuticals, Inc.
(b)
........... 17,648 624,210
Iovance Biotherapeutics, Inc. ........... 18,181 102,541
Ironwood Pharmaceuticals, Inc., Class A ... 32,064 333,786
Karyopharm Therapeutics, Inc. .......... 25,313 90,621
Krystal Biotech, Inc. ................. 3,057 256,788
Kura Oncology, Inc. ................. 5,522 53,784
Madrigal Pharmaceuticals, Inc.
(b)
........ 1,671 521,352
MiNK Therapeutics, Inc. .............. 468 838
Mirati Therapeutics, Inc.
(b)
............. 7,475 331,217
Mirum Pharmaceuticals, Inc. ........... 3,075 82,564
Myriad Genetics, Inc. ................ 12,663 269,595
Novavax, Inc.
(b)
.................... 11,349 87,047
Nurix Therapeutics, Inc. .............. 4,080 39,290
Organogenesis Holdings, Inc., Class A .... 6,946 14,239
PTC Therapeutics, Inc. ............... 5,795 319,536
REGENXBIO, Inc. .................. 9,273 179,525
REVOLUTION Medicines, Inc. .......... 21,561 506,468
Rocket Pharmaceuticals, Inc. ........... 6,016 107,807
Sage Therapeutics, Inc. .............. 4,183 204,340
Sangamo Therapeutics, Inc.
(b)
.......... 22,156 32,569
Seres Therapeutics, Inc.
(b)
............. 10,552 51,441
SpringWorks Therapeutics, Inc. ......... 6,823 159,522
Stoke Therapeutics, Inc. .............. 5,402 48,024
Ultragenyx Pharmaceutical, Inc. ......... 5,511 240,665
uniQure NV
(b)
..................... 4,647 90,198
Vaxcyte, Inc. ...................... 7,684 329,106
Vir Biotechnology, Inc. ............... 18,352 461,553
Zymeworks, Inc.
(b)
.................. 7,533 63,277
10,120,160
Broadline Retail — 0.8%
Big Lots, Inc. ...................... 7,261 65,276
ContextLogic, Inc., Class A
(a)(b)
.......... 4,671 33,678
Dillard's, Inc., Class A
(b)
............... 828 247,067
Kohl's Corp. ...................... 26,899 592,585

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Macy's, Inc. ...................... 65,864 $ 1,076,218
Nordstrom, Inc. .................... 27,239 421,115
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 6,416 418,644
Qurate Retail, Inc.
(a)
................. 82,501 65,720
2,920,303
Building Products — 0.9%
American Woodmark Corp.
(a)
........... 3,998 201,979
Apogee Enterprises, Inc. .............. 5,429 231,058
AZZ, Inc. ........................ 3,111 117,378
Griffon Corp. ...................... 6,633 188,709
Hayward Holdings, Inc.
(a)(b)
............. 28,124 338,613
Insteel Industries, Inc.
(b)
.............. 2,678 73,725
Janus International Group, Inc.
(a)
........ 7,084 63,756
JELD-WEN Holding, Inc.
(a)
............. 20,605 263,332
Masonite International Corp.
(a)
.......... 2,413 220,572
Quanex Building Products Corp. ......... 8,031 153,392
Resideo Technologies, Inc.
(a)
........... 17,400 309,720
Trex Co., Inc.
(a)
.................... 8,700 475,542
UFP Industries, Inc. ................. 7,315 574,374
Zurn Elkay Water Solutions Corp. ........ 18,130 390,702
3,602,852
Capital Markets — 2.8%
Affiliated Managers Group, Inc. ......... 9,223 1,331,617
Artisan Partners Asset Management, Inc.,
Class A ....................... 9,443 327,389
AssetMark Financial Holdings, Inc.
(a)(b)
..... 2,646 81,179
Avantax, Inc.
(a)
..................... 4,659 118,199
B Riley Financial, Inc.
(b)
............... 4,032 127,008
BGC Partners, Inc., Class A ............ 78,434 355,306
Bridge Investment Group Holdings, Inc., Class
A ........................... 3,693 36,893
CION Investment Corp. ............... 13,524 128,208
Diamond Hill Investment Group, Inc. ...... 778 126,129
Donnelley Financial Solutions, Inc.
(a)
...... 6,076 262,787
Evercore, Inc., Class A ............... 8,688 991,040
Federated Hermes, Inc., Class B ........ 20,576 851,641
Focus Financial Partners, Inc., Class A
(a)
... 7,295 378,902
Houlihan Lokey, Inc., Class A ........... 4,829 441,274
Janus Henderson Group plc ........... 32,389 840,495
Moelis & Co., Class A ................ 15,745 596,421
Oppenheimer Holdings, Inc., Class A, NVS . 1,811 67,713
Piper Sandler Cos. .................. 1,644 222,663
StepStone Group, Inc., Class A ......... 6,348 139,846
Stifel Financial Corp. ................ 25,673 1,539,610
StoneX Group, Inc.
(a)
................ 4,252 416,994
TPG, Inc., Class A .................. 12,569 364,124
Victory Capital Holdings, Inc., Class A ..... 6,680 204,007
Virtu Financial, Inc., Class A ............ 22,718 455,496
Virtus Investment Partners, Inc. ......... 949 172,917
WisdomTree, Inc. ................... 15,952 99,540
10,677,398
Chemicals — 2.4%
AdvanSix, Inc. ..................... 6,779 255,433
American Vanguard Corp. ............. 4,038 77,731
Avient Corp. ...................... 13,364 514,648
Axalta Coating Systems Ltd.
(a)
.......... 26,315 830,765
Cabot Corp. ...................... 5,552 398,412
Chase Corp. ...................... 848 92,712
Chemours Co. (The) ................. 36,089 1,049,107
Diversey Holdings Ltd.
(a)
.............. 18,648 151,608
Element Solutions, Inc. ............... 27,619 501,285
Hawkins, Inc. ..................... 1,563 63,051
HB Fuller Co. ..................... 4,440 293,795
Security
Shares
Shares Value
Chemicals (continued)
Huntsman Corp. ................... 43,906 $ 1,176,242
Ingevity Corp.
(a)
.................... 4,684 336,030
Innospec, Inc. ..................... 2,225 226,127
Intrepid Potash, Inc.
(a)(b)
............... 1,139 29,363
Koppers Holdings, Inc. ............... 3,162 103,745
Kronos Worldwide, Inc. ............... 5,444 50,629
LSB Industries, Inc.
(a)(b)
............... 12,405 110,777
Mativ Holdings, Inc. ................. 13,331 258,221
Minerals Technologies, Inc. ............ 7,914 468,984
NewMarket Corp. ................... 1,609 642,956
Scotts Miracle-Gro Co. (The) ........... 6,278 419,433
Sensient Technologies Corp. ........... 4,947 368,354
Stepan Co. ....................... 2,047 188,733
Trinseo plc ....................... 8,708 157,789
Tronox Holdings plc ................. 27,758 380,007
9,145,937
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 9,586 408,172
ACCO Brands Corp. ................. 22,846 104,635
Brady Corp., Class A, NVS ............ 11,177 570,362
BrightView Holdings, Inc.
(a)
............ 9,686 53,564
Brink's Co. (The) ................... 4,407 276,980
Cimpress plc
(a)(b)
................... 4,857 252,321
Clean Harbors, Inc.
(a)
................ 4,149 602,269
CoreCivic, Inc.
(a)
................... 27,993 246,058
Deluxe Corp. ...................... 10,600 160,590
Ennis, Inc. ....................... 6,391 124,177
GEO Group, Inc. (The)
(a)
.............. 30,181 227,263
Harsco Corp.
(a)
.................... 19,222 132,055
Healthcare Services Group, Inc. ......... 10,143 158,332
Heritage-Crystal Clean, Inc.
(a)
........... 2,062 72,088
HNI Corp. ........................ 10,274 266,918
Interface, Inc. ..................... 8,576 67,236
KAR Auction Services, Inc.
(a)
........... 13,232 179,161
Matthews International Corp., Class A ..... 7,333 277,701
MillerKnoll, Inc. .................... 18,411 313,171
Montrose Environmental Group, Inc.
(a)(b)
.... 2,885 87,877
MSA Safety, Inc. ................... 2,992 388,212
Pitney Bowes, Inc. .................. 4,409 15,476
SP Plus Corp.
(a)
.................... 2,648 90,482
Steelcase, Inc., Class A .............. 22,902 183,216
Stericycle, Inc.
(a)
................... 11,835 540,268
UniFirst Corp. ..................... 1,700 278,256
6,076,840
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. .............. 9,944 90,689
Infinera Corp.
(a)
.................... 23,307 147,534
Lumentum Holdings, Inc.
(a)(b)
........... 9,228 445,251
NETGEAR, Inc.
(a)
................... 7,102 100,351
NetScout Systems, Inc.
(a)
............. 7,957 216,510
Ribbon Communications, Inc.
(a)
......... 21,489 55,012
1,055,347
Construction & Engineering — 1.1%
API Group Corp.
(a)
.................. 16,972 386,283
Argan, Inc. ....................... 3,381 136,018
Comfort Systems USA, Inc. ............ 3,092 462,223
Fluor Corp.
(a)
...................... 14,223 413,320
Granite Construction, Inc. ............. 6,382 243,346
Great Lakes Dredge & Dock Corp.
(a)
...... 16,111 92,316
IES Holdings, Inc.
(a)
................. 1,006 43,449
MasTec, Inc.
(a)
..................... 4,672 414,920
MDU Resources Group, Inc. ........... 49,641 1,450,510
MYR Group, Inc.
(a)
.................. 1,917 245,357

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. .............. 12,729 $ 322,044
Sterling Infrastructure, Inc.
(a)
........... 4,364 161,119
Tutor Perini Corp.
(a)
................. 10,665 56,524
4,427,429
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 3,547 525,701
Consumer Finance — 1.4%
Atlanticus Holdings Corp.
(a)
............ 1,280 37,325
Bread Financial Holdings, Inc. .......... 10,330 285,108
Credit Acceptance Corp.
(a)(b)
............ 1,461 715,159
Encore Capital Group, Inc.
(a)
........... 5,688 292,249
Enova International, Inc.
(a)
............. 7,578 332,826
EZCORP, Inc., Class A, NVS
(a)
.......... 12,652 108,934
Green Dot Corp., Class A
(a)
............ 5,076 87,256
LendingClub Corp.
(a)
................. 26,452 189,925
Navient Corp. ..................... 24,450 404,403
OneMain Holdings, Inc. ............... 29,261 1,122,745
PRA Group, Inc.
(a)
.................. 9,476 343,695
PROG Holdings, Inc.
(a)
............... 12,052 364,332
SLM Corp. ....................... 58,419 877,453
World Acceptance Corp.
(a)(b)
............ 821 82,839
5,244,249
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) ................ 7,518 336,054
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 4,795 159,482
Grocery Outlet Holding Corp.
(a)(b)
......... 7,119 212,004
Ingles Markets, Inc., Class A ........... 1,782 164,015
PriceSmart, Inc. .................... 3,876 285,584
SpartanNash Co. ................... 5,288 129,662
Sprouts Farmers Market, Inc.
(a)(b)
........ 25,584 886,741
United Natural Foods, Inc.
(a)
............ 14,585 397,733
Weis Markets, Inc. .................. 2,567 211,752
2,783,027
Containers & Packaging — 1.3%
Berry Global Group, Inc. .............. 29,579 1,709,962
Greif, Inc., Class A, NVS .............. 6,453 405,184
Greif, Inc., Class B .................. 1,144 90,078
O-I Glass, Inc.
(a)
.................... 37,429 841,030
Pactiv Evergreen, Inc. ............... 5,526 43,655
Silgan Holdings, Inc. ................. 13,122 646,390
Sonoco Products Co. ................ 14,903 903,420
TriMas Corp. ...................... 10,220 259,690
4,899,409
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 2,651 26,139
Diversified Consumer Services — 0.7%
2U, Inc.
(a)
........................ 19,245 106,617
Adtalem Global Education, Inc.
(a)
........ 5,129 208,084
Frontdoor, Inc.
(a)
.................... 19,734 539,922
Graham Holdings Co., Class B .......... 923 531,251
H&R Block, Inc. .................... 13,989 474,367
Perdoceo Education Corp.
(a)
........... 16,096 208,926
Rover Group, Inc., Class A
(a)
........... 13,296 60,231
Strategic Education, Inc.
(b)
............. 2,226 195,888
Stride, Inc.
(a)(b)
..................... 3,576 153,625
Udemy, Inc.
(a)
..................... 5,166 46,959
2,525,870
Diversified REITs — 0.4%
American Assets Trust, Inc. ............ 6,328 115,170
Armada Hoffler Properties, Inc. ......... 16,177 189,594
Security
Shares
Shares Value
Diversified REITs (continued)
Broadstone Net Lease, Inc. ............ 21,922 $ 354,479
Empire State Realty Trust, Inc., Class A
(b)
... 31,627 193,241
Essential Properties Realty Trust, Inc. ..... 17,162 424,759
Gladstone Commercial Corp. ........... 5,514 65,837
Global Net Lease, Inc. ............... 16,075 181,005
One Liberty Properties, Inc. ............ 3,848 84,733
1,608,818
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a)
..................... 2,013 63,570
ATN International, Inc. ............... 2,574 93,102
Cogent Communications Holdings, Inc. .... 4,599 317,515
Consolidated Communications Holdings, Inc.
(a)
17,998 69,652
EchoStar Corp., Class A
(a)(b)
............ 8,567 146,239
Globalstar, Inc.
(a)
................... 66,566 60,309
Liberty Latin America Ltd., Class A
(a)
...... 8,962 79,493
Liberty Latin America Ltd., Class C, NVS
(a)
.. 35,099 311,679
1,141,559
Electric Utilities — 1.6%
ALLETE, Inc. ..................... 13,871 865,273
Hawaiian Electric Industries, Inc. ........ 27,003 1,058,788
IDACORP, Inc. .................... 12,392 1,376,999
MGE Energy, Inc. ................... 5,262 403,122
Otter Tail Corp. .................... 6,536 470,265
PNM Resources, Inc. ................ 20,869 1,004,425
Portland General Electric Co. ........... 21,812 1,104,123
6,282,995
Electrical Equipment — 1.5%
Acuity Brands, Inc. .................. 3,426 539,184
Atkore, Inc.
(a)(b)
..................... 5,869 741,431
Babcock & Wilcox Enterprises, Inc.
(a)
...... 8,576 53,343
Blink Charging Co.
(a)(b)
................ 5,887 41,974
Encore Wire Corp.
(b)
................. 2,656 415,212
EnerSys ......................... 6,216 515,742
GrafTech International Ltd. ............ 46,727 220,084
nVent Electric plc ................... 23,725 994,789
Preformed Line Products Co. ........... 693 86,126
Sensata Technologies Holding plc ........ 23,333 1,013,819
Sunrun, Inc.
(a)(b)
.................... 51,767 1,089,178
Thermon Group Holdings, Inc.
(a)
......... 4,366 90,725
5,801,607
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
(a)(b)
................. 1,792 12,114
Advanced Energy Industries, Inc. ........ 4,593 397,294
Arlo Technologies, Inc.
(a)
.............. 21,556 138,821
Avnet, Inc. ....................... 22,143 913,620
Bel Fuse, Inc., Class B, NVS ........... 1,375 55,866
Belden, Inc. ...................... 4,094 322,976
Benchmark Electronics, Inc. ........... 3,728 79,593
Coherent Corp.
(a)(b)
.................. 33,793 1,153,693
ePlus, Inc.
(a)(b)
..................... 6,663 290,107
Insight Enterprises, Inc.
(a)(b)
............ 4,821 583,100
IPG Photonics Corp.
(a)
............... 5,121 588,813
Kimball Electronics, Inc.
(a)
............. 5,865 118,062
Knowles Corp.
(a)
................... 13,075 220,706
Methode Electronics, Inc. ............. 5,723 234,586
MicroVision, Inc.
(a)(b)
................. 20,391 40,782
Mirion Technologies, Inc., Class A
(a)(b)
..... 13,596 110,128
National Instruments Corp. ............ 18,615 1,083,951
nLight, Inc.
(a)(b)
..................... 4,117 36,106
OSI Systems, Inc.
(a)
................. 1,990 224,790
PC Connection, Inc. ................. 1,639 66,002
Plexus Corp.
(a)
..................... 2,738 239,493

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp.
(a)
................... 14,149 $ 739,427
ScanSource, Inc.
(a)
.................. 6,148 168,148
TTM Technologies, Inc.
(a)
.............. 14,885 175,792
Vishay Intertechnology, Inc. ............ 31,356 667,569
Vishay Precision Group, Inc.
(a)
.......... 953 35,776
Vontier Corp. ...................... 38,327 1,039,811
9,737,126
Energy Equipment & Services — 1.0%
Archrock, Inc. ..................... 32,536 334,795
Bristow Group, Inc.
(a)
................ 5,791 129,545
Dril-Quip, Inc.
(a)
.................... 4,668 127,343
Helix Energy Solutions Group, Inc.
(a)
...... 17,177 124,533
Helmerich & Payne, Inc. .............. 25,465 844,419
Liberty Energy, Inc., Class A ........... 14,471 185,374
Nabors Industries Ltd.
(a)
.............. 885 88,270
NexTier Oilfield Solutions, Inc.
(a)
......... 38,765 313,221
Oil States International, Inc.
(a)
........... 15,411 108,494
Select Energy Services, Inc., Class A ..... 7,863 58,422
Tidewater, Inc.
(a)
................... 7,028 316,471
Transocean Ltd.
(a)(b)
................. 160,955 949,635
US Silica Holdings, Inc.
(a)
............. 18,287 238,645
3,819,167
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
125,994 692,967
Cinemark Holdings, Inc.
(a)(b)
............ 25,828 435,977
Lions Gate Entertainment Corp., Class A
(a)
.. 16,513 189,899
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 28,430 303,348
Madison Square Garden Sports Corp. ..... 2,282 457,541
Playstudios, Inc., Class A
(a)
............ 8,318 36,433
Playtika Holding Corp.
(a)
.............. 21,950 219,500
Sphere Entertainment Co., Class A
(a)(b)
..... 6,413 180,462
2,516,127
Financial Services — 2.5%
Affirm Holdings, Inc., Class A
(a)(b)
......... 18,189 179,344
Alerus Financial Corp. ............... 4,991 71,820
A-Mark Precious Metals, Inc. ........... 4,361 156,124
Cannae Holdings, Inc.
(a)
.............. 18,083 329,834
Cass Information Systems, Inc. ......... 1,545 56,516
Compass Diversified Holdings .......... 15,298 291,580
Enact Holdings, Inc. ................. 7,718 186,312
Essent Group Ltd. .................. 26,681 1,133,142
Euronet Worldwide, Inc.
(a)
............. 4,284 474,410
EVERTEC, Inc. .................... 7,876 273,218
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 2,225 296,570
Jackson Financial, Inc., Class A ......... 8,478 305,293
Merchants Bancorp ................. 3,264 75,725
MGIC Investment Corp. .............. 72,686 1,080,841
MoneyGram International, Inc.
(a)
......... 23,472 238,476
NMI Holdings, Inc., Class A
(a)
........... 11,394 266,620
PennyMac Financial Services, Inc. ....... 7,421 463,738
Radian Group, Inc. .................. 38,852 942,938
Repay Holdings Corp., Class A
(a)
........ 7,678 48,141
Rocket Cos., Inc., Class A
(b)
............ 29,787 265,402
TFS Financial Corp. ................. 13,131 158,097
Voya Financial, Inc. ................. 13,602 1,040,281
Walker & Dunlop, Inc. ................ 7,555 508,527
Waterstone Financial, Inc. ............. 6,056 83,876
Western Union Co. (The) ............. 71,717 783,867
9,710,692
Security
Shares
Shares Value
Food Products — 1.3%
B&G Foods, Inc. ................... 17,337 $ 278,085
BRC, Inc., Class A
(a)(b)
................ 8,955 46,656
Calavo Growers, Inc. ................ 2,362 75,489
Cal-Maine Foods, Inc. ................ 4,007 190,332
Flowers Foods, Inc. ................. 46,737 1,285,735
Fresh Del Monte Produce, Inc. .......... 4,823 138,468
Hain Celestial Group, Inc. (The)
(a)
........ 22,005 394,550
Ingredion, Inc. ..................... 8,376 889,280
J & J Snack Foods Corp. .............. 1,441 220,761
John B Sanfilippo & Son, Inc. ........... 1,333 138,565
Mission Produce, Inc.
(a)(b)
.............. 4,904 55,857
Pilgrim's Pride Corp.
(a)(b)
.............. 10,997 250,842
Post Holdings, Inc.
(a)
................. 5,936 537,149
Seaboard Corp. .................... 30 118,232
Seneca Foods Corp., Class A
(a)
......... 1,278 60,833
Sovos Brands, Inc.
(a)
................. 3,566 61,157
Tattooed Chef, Inc., Class A
(a)(b)
......... 7,270 11,196
Utz Brands, Inc., Class A .............. 8,966 169,547
4,922,734
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............ 1,429 176,481
National Fuel Gas Co. ............... 22,354 1,249,589
New Jersey Resources Corp. ........... 12,582 649,734
Northwest Natural Holding Co. .......... 8,682 407,707
ONE Gas, Inc. ..................... 13,146 1,011,585
Southwest Gas Holdings, Inc. .......... 15,792 884,352
Spire, Inc. ........................ 12,744 863,151
5,242,599
Ground Transportation — 1.0%
ArcBest Corp. ..................... 2,792 263,565
Heartland Express, Inc. ............... 11,035 159,787
Landstar System, Inc. ................ 4,464 785,798
Marten Transport Ltd. ................ 5,524 111,529
PAM Transportation Services, Inc.
(a)
...... 647 14,525
Ryder System, Inc. .................. 6,665 527,601
Schneider National, Inc., Class B ........ 9,112 238,461
Universal Logistics Holdings, Inc. ........ 1,699 43,494
Werner Enterprises, Inc. .............. 14,180 640,511
XPO, Inc.
(a)(b)
...................... 27,859 1,230,811
4,016,082
Health Care Equipment & Supplies — 1.6%
AngioDynamics, Inc.
(a)
............... 3,617 30,093
Artivion, Inc.
(a)
..................... 9,595 133,083
Avanos Medical, Inc.
(a)
............... 7,119 210,295
Bioventus, Inc., Class A
(a)
............. 4,166 4,208
CONMED Corp. .................... 2,391 300,238
Cue Health, Inc.
(a)(b)
................. 11,850 9,325
Embecta Corp. .................... 13,878 385,114
Enovis Corp.
(a)
..................... 5,436 316,647
Envista Holdings Corp.
(a)
.............. 19,178 738,161
ICU Medical, Inc.
(a)(b)
................. 1,736 328,347
Inogen, Inc.
(a)
..................... 5,608 74,642
Integer Holdings Corp.
(a)
.............. 3,768 310,295
Integra LifeSciences Holdings Corp.
(a)
..... 6,755 373,687
Masimo Corp.
(a)(b)
................... 4,331 819,165
Neogen Corp.
(a)
.................... 21,684 373,398
Nevro Corp.
(a)
..................... 3,321 97,206
NuVasive, Inc.
(a)
.................... 5,439 234,095
Outset Medical, Inc.
(a)
................ 4,621 83,132
QuidelOrtho Corp.
(a)(b)
................ 12,960 1,165,752
Varex Imaging Corp.
(a)
............... 5,727 101,597
6,088,480

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 2.3%
23andMe Holding Co., Class A
(a)(b)
....... 25,367 $ 49,973
Accolade, Inc.
(a)(b)
................... 9,273 125,464
Amedisys, Inc.
(a)
................... 4,477 359,503
AMN Healthcare Services, Inc.
(a)(b)
....... 5,452 470,780
Brookdale Senior Living, Inc.
(a)(b)
......... 45,563 195,465
Cano Health, Inc., Class A
(a)(b)
.......... 22,957 26,630
CareMax, Inc., Class A
(a)
.............. 8,697 21,916
Clover Health Investments Corp.
(a)(b)
...... 79,205 58,501
Community Health Systems, Inc.
(a)
....... 30,159 191,208
Cross Country Healthcare, Inc.
(a)
........ 5,161 113,439
Encompass Health Corp. ............. 24,333 1,560,962
Enhabit, Inc.
(a)
..................... 12,115 148,409
Fulgent Genetics, Inc.
(a)
.............. 4,815 142,380
GeneDx Holdings Corp., Class A
(a)(b)
...... 82,532 22,581
Hims & Hers Health, Inc., Class A
(a)
....... 9,676 112,145
Invitae Corp.
(a)(b)
.................... 55,088 74,920
ModivCare, Inc.
(a)
................... 1,591 101,188
National HealthCare Corp. ............. 3,278 189,829
NeoGenomics, Inc.
(a)
................ 30,527 446,305
OPKO Health, Inc.
(a)(b)
................ 100,572 147,841
Owens & Minor, Inc.
(a)
................ 18,537 288,065
Patterson Cos., Inc. ................. 20,939 567,656
Pediatrix Medical Group, Inc.
(a)
.......... 19,798 283,705
Premier, Inc., Class A ................ 17,703 590,041
Privia Health Group, Inc.
(a)
............. 4,435 122,539
Select Medical Holdings Corp. .......... 14,445 440,572
Surgery Partners, Inc.
(a)(b)
............. 7,267 288,209
Tenet Healthcare Corp.
(a)
.............. 26,214 1,922,010
9,062,236
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 14,269 278,103
Community Healthcare Trust, Inc. ........ 1,896 67,858
Global Medical REIT, Inc. ............. 6,720 62,362
LTC Properties, Inc. ................. 9,819 328,445
National Health Investors, Inc. .......... 10,561 525,621
Physicians Realty Trust ............... 28,815 415,512
Sabra Health Care REIT, Inc. ........... 55,983 638,206
Universal Health Realty Income Trust ..... 3,188 138,678
2,454,785
Health Care Technology — 0.4%
(a)
American Well Corp., Class A .......... 38,493 84,300
Computer Programs & Systems, Inc. ...... 1,694 43,841
Health Catalyst, Inc. ................. 13,442 169,369
Multiplan Corp., Class A .............. 59,354 58,066
NextGen Healthcare, Inc. ............. 6,730 112,660
Sharecare, Inc., Class A
(b)
............. 48,041 73,983
Teladoc Health, Inc.
(b)
................ 20,915 554,875
Veradigm, Inc. ..................... 26,861 335,494
1,432,588
Hotel & Resort REITs — 0.4%
Chatham Lodging Trust ............... 7,590 77,722
Park Hotels & Resorts, Inc. ............ 54,607 658,014
Pebblebrook Hotel Trust .............. 18,750 266,812
RLJ Lodging Trust .................. 13,885 140,239
Service Properties Trust .............. 40,043 351,177
Summit Hotel Properties, Inc. ........... 26,075 167,923
1,661,887
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc., Class A
(a)
...... 13,167 116,528
Bloomin' Brands, Inc. ................ 13,343 330,506
Boyd Gaming Corp. ................. 7,784 540,210
Brinker International, Inc.
(a)
............ 10,671 425,986
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The) ......... 11,629 $ 391,781
Chuy's Holdings, Inc.
(a)
............... 1,467 51,169
Cracker Barrel Old Country Store, Inc. ..... 5,373 570,398
Dave & Buster's Entertainment, Inc.
(a)
..... 3,928 139,287
Denny's Corp.
(a)
.................... 6,945 77,853
Dine Brands Global, Inc. .............. 3,886 252,318
Golden Entertainment, Inc.
(a)
........... 5,313 223,996
Hilton Grand Vacations, Inc.
(a)
.......... 11,686 500,161
Jack in the Box, Inc. ................. 4,989 462,430
Life Time Group Holdings, Inc.
(a)
......... 13,567 282,058
Light & Wonder, Inc.
(a)
................ 22,779 1,373,346
Marriott Vacations Worldwide Corp. ....... 5,509 741,291
Papa John's International, Inc. .......... 3,645 272,610
Penn Entertainment, Inc.
(a)(b)
........... 37,604 1,120,223
Portillo's, Inc., Class A
(a)
.............. 4,212 91,063
Red Rock Resorts, Inc., Class A ......... 6,490 316,712
Ruth's Hospitality Group, Inc. ........... 2,743 44,327
Sabre Corp.
(a)
..................... 80,715 322,860
SeaWorld Entertainment, Inc.
(a)
......... 4,446 238,572
Six Flags Entertainment Corp.
(a)
......... 17,903 434,506
Target Hospitality Corp.
(a)
............. 2,021 25,485
Travel + Leisure Co. ................. 19,661 752,426
Vacasa, Inc., Class A
(a)(b)
.............. 20,253 16,134
Wendy's Co. (The) .................. 16,628 367,479
10,481,715
Household Durables — 3.1%
Cavco Industries, Inc.
(a)
............... 715 214,657
Century Communities, Inc. ............ 3,435 231,313
Cricut, Inc., Class A
(b)
................ 3,213 29,335
Ethan Allen Interiors, Inc. ............. 5,487 153,252
GoPro, Inc., Class A
(a)
................ 31,387 134,336
Green Brick Partners, Inc.
(a)
............ 6,470 241,137
Helen of Troy Ltd.
(a)(b)
................ 5,856 587,591
iRobot Corp.
(a)
..................... 6,650 261,545
KB Home ........................ 19,756 865,708
La-Z-Boy, Inc. ..................... 10,394 298,620
Legacy Housing Corp.
(a)
.............. 910 19,656
Leggett & Platt, Inc. ................. 20,326 656,733
LGI Homes, Inc.
(a)(b)
................. 4,928 585,446
M/I Homes, Inc.
(a)
................... 6,640 449,130
MDC Holdings, Inc. ................. 9,347 382,947
Meritage Homes Corp.
(a)
.............. 8,842 1,132,218
Mohawk Industries, Inc.
(a)(b)
............ 12,765 1,351,814
Newell Brands, Inc. ................. 91,601 1,112,952
Snap One Holdings Corp.
(a)
............ 2,060 20,106
Sonos, Inc.
(a)
...................... 16,524 349,317
Taylor Morrison Home Corp.
(a)
.......... 16,036 690,991
Tempur Sealy International, Inc. ......... 25,235 945,555
Toll Brothers, Inc. ................... 15,033 960,759
Traeger, Inc.
(a)(b)
.................... 14,011 42,593
Tri Pointe Homes, Inc.
(a)
.............. 14,618 419,244
12,136,955
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 2,137 78,727
Central Garden & Pet Co., Class A, NVS
(a)
.. 10,160 358,953
Energizer Holdings, Inc. .............. 5,618 187,810
Reynolds Consumer Products, Inc.
(b)
...... 13,089 366,884
WD-40 Co. ....................... 1,135 216,104
1,208,478

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class A .......... 5,377 $ 155,825
Clearway Energy, Inc., Class C ......... 11,188 339,780
495,605
Industrial REITs — 0.3%
LXP Industrial Trust ................. 39,727 373,434
Plymouth Industrial REIT, Inc. .......... 5,601 113,364
STAG Industrial, Inc. ................ 17,817 603,462
1,090,260
Insurance — 3.3%
American Equity Investment Life Holding Co. 16,909 651,673
AMERISAFE, Inc. .................. 5,234 291,272
Argo Group International Holdings Ltd. .... 8,719 256,426
Assured Guaranty Ltd. ............... 14,829 798,838
Axis Capital Holdings Ltd. ............. 18,839 1,065,157
Bright Health Group, Inc.
(a)(b)
........... 46,773 7,516
Brighthouse Financial, Inc.
(a)
........... 16,834 744,063
CNO Financial Group, Inc. ............. 28,230 633,481
Donegal Group, Inc., Class A ........... 5,058 71,217
Employers Holdings, Inc. .............. 4,948 195,891
Enstar Group Ltd.
(a)
................. 3,375 812,025
First American Financial Corp. .......... 16,623 957,651
Hagerty, Inc., Class A
(a)(b)
.............. 3,821 38,248
Hanover Insurance Group, Inc. (The) ..... 8,874 1,060,975
Horace Mann Educators Corp. .......... 8,145 254,776
James River Group Holdings Ltd. ........ 7,675 149,432
Kemper Corp. ..................... 15,637 760,740
Lemonade, Inc.
(a)(b)
.................. 5,905 64,010
MBIA, Inc.
(a)
...................... 12,034 121,062
Mercury General Corp. ............... 6,795 206,636
National Western Life Group, Inc., Class A
(b)
. 593 151,203
Oscar Health, Inc., Class A
(a)(b)
.......... 14,276 96,078
Primerica, Inc. ..................... 3,629 662,329
ProAssurance Corp. ................. 7,214 129,563
Safety Insurance Group, Inc. ........... 3,289 240,393
Selective Insurance Group, Inc. ......... 9,750 939,218
SiriusPoint Ltd.
(a)
................... 21,144 183,741
Stewart Information Services Corp. ....... 6,051 252,024
Tiptree, Inc. ...................... 4,944 68,079
United Fire Group, Inc. ............... 5,164 138,912
White Mountains Insurance Group Ltd. .... 625 895,088
12,897,717
Interactive Media & Services — 0.5%
(a)
Cars.com, Inc. ..................... 14,963 292,826
Eventbrite, Inc., Class A .............. 7,536 54,787
fuboTV, Inc.
(b)
..................... 24,245 27,639
IAC, Inc. ......................... 18,953 981,197
MediaAlpha, Inc., Class A ............. 5,535 40,959
Yelp, Inc. ........................ 5,377 160,880
Ziff Davis, Inc.
(b)
.................... 6,008 439,425
1,997,713
IT Services — 0.2%
(a)
Cyxtera Technologies, Inc., Class A ....... 13,311 4,329
Kyndryl Holdings, Inc. ................ 49,722 718,980
Rackspace Technology, Inc.
(b)
.......... 14,930 21,798
Unisys Corp. ...................... 17,309 55,562
800,669
Leisure Products — 1.1%
Acushnet Holdings Corp.
(b)
............ 4,318 216,461
Brunswick Corp. ................... 17,608 1,492,982
Johnson Outdoors, Inc., Class A ......... 1,333 77,314
Latham Group, Inc.
(a)(b)
............... 10,078 24,288
Malibu Boats, Inc., Class A
(a)(b)
.......... 4,927 279,607
Security
Shares
Shares Value
Leisure Products (continued)
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 4,232 $ 123,871
Peloton Interactive, Inc., Class A
(a)(b)
...... 28,398 252,174
Polaris, Inc.
(b)
..................... 8,143 884,737
Smith & Wesson Brands, Inc. ........... 11,008 132,316
Sturm Ruger & Co., Inc. .............. 4,301 247,566
Vista Outdoor, Inc.
(a)(b)
................ 13,656 329,110
YETI Holdings, Inc.
(a)(b)
............... 7,309 288,340
4,348,766
Life Sciences Tools & Services — 0.6%
(a)
AbCellera Biologics, Inc.
(b)
............. 18,466 125,200
Adaptive Biotechnologies Corp. ......... 13,602 97,118
BioLife Solutions, Inc.
(b)
............... 3,372 59,212
CryoPort, Inc. ..................... 5,779 121,590
Maravai LifeSciences Holdings, Inc., Class A 26,490 365,297
NanoString Technologies, Inc. .......... 5,527 54,165
Pacific Biosciences of California, Inc.
(b)
.... 18,346 194,468
Quanterix Corp. .................... 5,045 63,769
Seer, Inc., Class A .................. 3,936 13,146
Sotera Health Co. .................. 11,273 189,048
Syneos Health, Inc., Class A ........... 25,011 981,932
2,264,945
Machinery — 3.0%
3D Systems Corp.
(a)
................. 31,952 292,680
Alamo Group, Inc. .................. 1,046 184,860
Allison Transmission Holdings, Inc. ....... 22,395 1,092,652
Astec Industries, Inc. ................ 5,554 229,269
Barnes Group, Inc. .................. 8,059 338,720
CIRCOR International, Inc.
(a)
........... 2,646 73,665
Columbus McKinnon Corp. ............ 4,347 150,884
Crane NXT Co. .................... 6,229 295,005
Donaldson Co., Inc. ................. 11,076 703,880
Douglas Dynamics, Inc. .............. 5,608 164,370
Esab Corp. ....................... 12,456 726,932
Flowserve Corp. ................... 18,071 603,391
Gates Industrial Corp. plc
(a)
............ 24,385 328,466
Gorman-Rupp Co. (The) .............. 2,134 52,390
Greenbrier Cos., Inc. (The) ............ 8,018 212,076
Hillenbrand, Inc. ................... 10,172 464,047
Hillman Solutions Corp.
(a)
............. 35,312 296,621
Hyliion Holdings Corp., Class A
(a)(b)
....... 30,754 42,133
Hyster-Yale Materials Handling, Inc. ...... 2,479 130,544
ITT, Inc. ......................... 6,496 548,522
Kadant, Inc.
(b)
..................... 901 167,433
Kennametal, Inc. ................... 19,552 507,570
Luxfer Holdings plc ................. 6,632 101,138
Mueller Industries, Inc.
(b)
.............. 5,404 388,277
Mueller Water Products, Inc., Class A ..... 18,434 247,016
Nikola Corp.
(a)(b)
.................... 29,906 26,482
Oshkosh Corp. .................... 8,695 665,341
REV Group, Inc. ................... 7,832 84,037
Standex International Corp. ............ 1,226 150,565
Tennant Co. ...................... 4,544 347,253
Terex Corp. ....................... 7,477 333,399
Timken Co. (The) ................... 16,044 1,232,981
Titan International, Inc.
(a)
.............. 4,786 46,711
Wabash National Corp. ............... 5,486 140,826
Watts Water Technologies, Inc., Class A .... 2,220 359,041
11,729,177
Marine Transportation — 0.4%
Eagle Bulk Shipping, Inc. ............. 1,319 58,986
Genco Shipping & Trading Ltd. .......... 9,001 138,705
Kirby Corp.
(a)
...................... 14,486 1,040,674

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Matson, Inc. ...................... 5,355 $ 364,301
1,602,666
Media — 1.4%
Advantage Solutions, Inc., Class A
(a)
...... 23,537 30,127
Altice USA, Inc., Class A
(a)
............. 53,397 186,890
AMC Networks, Inc., Class A
(a)
.......... 6,769 119,744
Cable One, Inc. .................... 673 510,410
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 117,925 149,765
DISH Network Corp., Class A
(a)
......... 61,071 458,643
EW Scripps Co. (The), Class A, NVS
(a)
.... 7,543 63,587
Gray Television, Inc. ................. 10,536 81,233
iHeartMedia, Inc., Class A
(a)
............ 25,957 90,071
John Wiley & Sons, Inc., Class A ........ 10,409 401,475
Magnite, Inc.
(a)
..................... 11,676 109,754
New York Times Co. (The), Class A ....... 13,166 523,349
Nexstar Media Group, Inc. ............. 9,154 1,587,761
Scholastic Corp., NVS ............... 3,893 149,764
Sinclair Broadcast Group, Inc., Class A .... 10,901 216,821
Stagwell, Inc., Class A
(a)(b)
............. 24,869 154,685
TEGNA, Inc. ...................... 27,021 462,059
Thryv Holdings, Inc.
(a)
................ 7,544 169,438
WideOpenWest, Inc.
(a)(b)
.............. 5,880 67,208
5,532,784
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc. ...... 1,138 166,785
Arconic Corp.
(a)
.................... 16,109 398,698
ATI, Inc.
(a)
........................ 11,251 434,514
Carpenter Technology Corp. ........... 4,684 247,034
Coeur Mining, Inc.
(a)
................. 68,585 233,189
Commercial Metals Co. ............... 28,497 1,330,525
Haynes International, Inc. ............. 998 46,916
Hecla Mining Co.
(b)
.................. 82,715 500,426
Kaiser Aluminum Corp. ............... 2,207 145,044
Ramaco Resources, Inc. .............. 2,925 23,780
Ryerson Holding Corp. ............... 5,041 190,398
Schnitzer Steel Industries, Inc., Class A .... 6,190 178,829
SunCoke Energy, Inc. ................ 20,058 156,051
TimkenSteel Corp.
(a)
................. 9,608 160,838
United States Steel Corp. ............. 55,044 1,259,407
Warrior Met Coal, Inc. ................ 12,549 433,819
Worthington Industries, Inc. ............ 7,290 432,953
6,339,206
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AGNC Investment Corp. .............. 139,160 1,379,076
Apollo Commercial Real Estate Finance, Inc. 31,251 316,260
Arbor Realty Trust, Inc. ............... 41,724 478,574
Ares Commercial Real Estate Corp. ...... 13,780 118,646
ARMOUR Residential REIT, Inc. ......... 40,154 204,786
Blackstone Mortgage Trust, Inc., Class A ... 41,856 763,454
BrightSpire Capital, Inc., Class A ........ 31,946 182,092
Broadmark Realty Capital, Inc. .......... 32,576 159,948
Chimera Investment Corp. ............. 56,834 322,817
Claros Mortgage Trust, Inc. ............ 29,403 351,660
Dynex Capital, Inc. .................. 12,726 150,930
Ellington Financial, Inc. ............... 6,775 86,517
Franklin BSP Realty Trust, Inc. .......... 19,677 248,521
Granite Point Mortgage Trust, Inc. ....... 8,354 37,342
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 10,245 290,753
Invesco Mortgage Capital, Inc. .......... 8,785 93,209
KKR Real Estate Finance Trust, Inc. ...... 13,935 149,662
Ladder Capital Corp., Class A .......... 26,944 251,926
MFA Financial, Inc. .................. 21,909 234,207
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
New York Mortgage Trust, Inc.
(a)(b)
........ 22,326 $ 229,511
PennyMac Mortgage Investment Trust ..... 21,319 264,995
Ready Capital Corp. ................. 23,740 254,730
Redwood Trust, Inc. ................. 27,265 171,224
Rithm Capital Corp. ................. 115,268 940,587
Starwood Property Trust, Inc. ........... 75,703 1,354,327
TPG RE Finance Trust, Inc. ............ 14,883 106,116
Two Harbors Investment Corp. .......... 13,038 181,619
9,323,489
Multi-Utilities — 0.7%
Avista Corp. ...................... 15,923 701,727
Black Hills Corp. ................... 15,884 1,037,066
NorthWestern Corp. ................. 14,092 826,073
Unitil Corp. ....................... 3,870 215,133
2,779,999
Office REITs — 1.5%
Brandywine Realty Trust .............. 41,888 164,620
City Office REIT, Inc. ................ 10,253 59,672
Corporate Office Properties Trust ........ 27,321 625,378
Cousins Properties, Inc. .............. 37,208 811,507
Douglas Emmett, Inc. ................ 16,123 207,664
Easterly Government Properties, Inc. ..... 12,373 174,088
Equity Commonwealth ............... 26,383 546,656
Highwoods Properties, Inc. ............ 25,871 592,963
Hudson Pacific Properties, Inc. .......... 32,735 182,007
JBG SMITH Properties ............... 24,874 354,952
Kilroy Realty Corp. .................. 15,681 458,512
Office Properties Income Trust .......... 12,049 78,560
Orion Office REIT, Inc. ............... 5,181 31,811
Paramount Group, Inc. ............... 41,456 179,504
Piedmont Office Realty Trust, Inc., Class A .. 30,867 200,944
SL Green Realty Corp.
(b)
.............. 16,042 379,714
Vornado Realty Trust ................ 39,549 593,631
5,642,183
Oil, Gas & Consumable Fuels — 3.8%
Amplify Energy Corp.
(a)
............... 8,583 59,309
Antero Midstream Corp. .............. 81,511 877,058
Arch Resources, Inc., Class A .......... 1,553 189,854
Berry Corp. ....................... 15,569 118,947
California Resources Corp. ............ 17,912 725,436
Callon Petroleum Co.
(a)
............... 8,037 266,346
Centrus Energy Corp., Class A
(a)
......... 1,452 42,544
Chord Energy Corp. ................. 5,983 851,560
Civitas Resources, Inc. ............... 12,565 867,613
CNX Resources Corp.
(a)(b)
............. 17,755 275,735
Comstock Resources, Inc. ............. 13,904 159,896
CONSOL Energy, Inc. ................ 3,047 180,809
Crescent Energy, Inc., Class A .......... 9,232 107,276
CVR Energy, Inc. ................... 7,578 199,605
Delek US Holdings, Inc. .............. 17,717 385,345
Dorian LPG Ltd. .................... 7,671 170,450
DT Midstream, Inc. .................. 23,429 1,154,347
Earthstone Energy, Inc., Class A
(a)(b)
...... 4,832 65,522
Equitrans Midstream Corp. ............ 105,517 543,413
Gevo, Inc.
(a)(b)
..................... 37,281 43,246
Gran Tierra Energy, Inc.
(a)
............. 82,902 66,438
Green Plains, Inc.
(a)
................. 1,669 57,030
Gulfport Energy Corp.
(a)(b)
............. 2,768 250,393
HighPeak Energy, Inc.
(b)
.............. 1,291 25,510
International Seaways, Inc. ............ 3,604 143,511
Kosmos Energy Ltd.
(a)
................ 110,844 709,402
Magnolia Oil & Gas Corp., Class A ....... 24,275 512,688
NextDecade Corp.
(a)(b)
................ 7,023 43,753

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc. ............. 9,619 $ 319,062
Par Pacific Holdings, Inc.
(a)
............ 13,965 327,200
PBF Energy, Inc., Class A ............. 27,725 966,494
PDC Energy, Inc. ................... 22,398 1,456,990
Peabody Energy Corp.
(a)
.............. 28,343 680,799
Permian Resources Corp., Class A ....... 28,010 292,704
Ranger Oil Corp., Class A ............. 2,087 85,984
REX American Resources Corp.
(a)
....... 2,370 67,047
Riley Exploration Permian, Inc. .......... 346 14,535
SandRidge Energy, Inc.
(a)
............. 4,047 57,346
SilverBow Resources, Inc.
(a)
............ 3,349 79,874
SM Energy Co. .................... 11,884 333,703
Talos Energy, Inc.
(a)
................. 15,913 216,894
Tellurian, Inc.
(a)(b)
................... 59,205 84,071
VAALCO Energy, Inc. ................ 25,166 107,710
Vital Energy, Inc.
(a)
.................. 4,058 188,819
W&T Offshore, Inc.
(a)(b)
............... 22,749 99,413
World Fuel Services Corp. ............. 15,312 361,976
14,833,657
Paper & Forest Products — 0.4%
Clearwater Paper Corp.
(a)
............. 4,020 145,122
Louisiana-Pacific Corp. ............... 17,434 1,041,507
Mercer International, Inc. .............. 5,650 54,975
Sylvamo Corp. .................... 7,731 354,234
1,595,838
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(a)
............... 30,950 1,345,087
Hawaiian Holdings, Inc.
(a)
............. 7,793 64,916
JetBlue Airways Corp.
(a)(b)
............. 34,039 243,038
SkyWest, Inc.
(a)
.................... 12,304 348,203
Spirit Airlines, Inc. .................. 26,349 450,568
Wheels Up Experience, Inc., Class A
(a)(b)
... 25,077 11,598
2,463,410
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
............... 15,385 553,706
Coty, Inc., Class A
(a)
................. 43,196 512,736
Edgewell Personal Care Co. ........... 12,448 543,604
Herbalife Ltd.
(a)(b)
................... 23,819 353,950
Medifast, Inc. ..................... 1,189 108,972
Nu Skin Enterprises, Inc., Class A ........ 12,084 476,835
Olaplex Holdings, Inc.
(a)
.............. 8,298 30,703
USANA Health Sciences, Inc.
(a)
......... 1,535 101,878
2,682,384
Pharmaceuticals — 1.1%
Atea Pharmaceuticals, Inc.
(a)
........... 7,630 24,950
Axsome Therapeutics, Inc.
(a)(b)
.......... 3,107 222,244
Cara Therapeutics, Inc.
(a)(b)
............ 5,429 22,802
Collegium Pharmaceutical, Inc.
(a)
........ 8,044 187,184
Corcept Therapeutics, Inc.
(a)(b)
.......... 9,678 218,045
Elanco Animal Health, Inc.
(a)
............ 108,821 1,030,535
Esperion Therapeutics, Inc.
(a)
........... 8,240 10,877
Innoviva, Inc.
(a)(b)
................... 15,358 180,149
Ligand Pharmaceuticals, Inc.
(a)
.......... 1,315 100,400
Nektar Therapeutics
(a)
................ 44,512 33,486
NGM Biopharmaceuticals, Inc.
(a)
......... 5,802 26,167
Perrigo Co. plc .................... 32,651 1,214,291
Phathom Pharmaceuticals, Inc.
(a)
........ 3,024 32,357
Prestige Consumer Healthcare, Inc.
(a)
..... 11,901 732,269
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 8,207 302,510
WaVe Life Sciences Ltd.
(a)(b)
............ 7,753 30,934
4,369,200
Security
Shares
Shares Value
Professional Services — 2.2%
Alight, Inc., Class A
(a)
................ 36,483 $ 337,468
ASGN, Inc.
(a)
...................... 5,548 397,181
Barrett Business Services, Inc. .......... 818 68,393
CACI International, Inc., Class A
(a)(b)
...... 3,769 1,180,903
Conduent, Inc.
(a)
................... 41,610 146,051
CSG Systems International, Inc. ......... 4,294 226,208
Dun & Bradstreet Holdings, Inc. ......... 34,573 386,181
First Advantage Corp.
(a)
............... 7,148 91,923
Heidrick & Struggles International, Inc. .... 3,074 77,188
HireRight Holdings Corp.
(a)(b)
........... 1,779 18,858
KBR, Inc. ........................ 18,527 1,051,037
Kelly Services, Inc., Class A, NVS ....... 8,503 139,534
Korn Ferry ....................... 5,388 258,732
ManpowerGroup, Inc. ................ 12,317 932,520
Maximus, Inc. ..................... 9,282 776,439
Resources Connection, Inc. ............ 4,746 69,244
Science Applications International Corp. ... 13,332 1,360,264
TriNet Group, Inc.
(a)(b)
................ 8,927 828,247
TrueBlue, Inc.
(a)
.................... 8,043 121,852
TTEC Holdings, Inc. ................. 2,289 77,986
Upwork, Inc.
(a)
..................... 10,618 101,614
8,647,823
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)
........... 26,666 169,862
Compass, Inc., Class A
(a)(b)
............ 62,281 145,738
Cushman & Wakefield plc
(a)
............ 37,281 367,218
DigitalBridge Group, Inc., Class A ........ 14,012 174,169
Forestar Group, Inc.
(a)
................ 2,724 52,682
FRP Holdings, Inc.
(a)
................. 536 31,088
Howard Hughes Corp. (The)
(a)
.......... 2,998 231,955
Kennedy-Wilson Holdings, Inc. .......... 28,078 471,149
Marcus & Millichap, Inc. .............. 3,714 116,880
Newmark Group, Inc., Class A .......... 30,741 194,898
Opendoor Technologies, Inc.
(a)
.......... 122,574 169,152
Redfin Corp.
(a)
..................... 26,318 196,069
RMR Group, Inc. (The), Class A ......... 3,731 88,611
Seritage Growth Properties, Class A
(a)
..... 8,999 67,402
WeWork, Inc., Class A
(a)(b)
............. 57,838 24,379
2,501,252
Residential REITs — 0.7%
Apartment Income REIT Corp. .......... 36,312 1,342,818
Apartment Investment & Management Co.,
Class A ....................... 15,447 120,950
BRT Apartments Corp. ............... 2,802 48,558
Centerspace ...................... 2,357 132,888
Elme Communities .................. 21,145 364,328
NexPoint Residential Trust, Inc. ......... 2,959 127,030
UMH Properties, Inc. ................ 8,629 131,161
Veris Residential, Inc.
(a)
............... 19,303 315,604
2,583,337
Retail REITs — 1.4%
Acadia Realty Trust ................. 10,775 145,570
Agree Realty Corp. ................. 9,402 639,242
Alexander's, Inc. ................... 518 96,384
CBL & Associates Properties, Inc. ........ 5,824 134,709
Getty Realty Corp. .................. 5,827 194,214
InvenTrust Properties Corp. ............ 7,824 176,431
Kite Realty Group Trust ............... 28,398 588,407
Macerich Co. (The) ................. 52,662 526,093
Necessity Retail REIT, Inc. (The), Class A .. 32,446 178,777
Phillips Edison & Co., Inc. ............. 12,732 401,567
Retail Opportunity Investments Corp. ..... 17,263 224,937
RPT Realty ....................... 8,055 74,912

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Saul Centers, Inc. .................. 1,676 $ 60,386
SITE Centers Corp. ................. 28,951 357,255
Spirit Realty Capital, Inc. .............. 22,032 847,351
Tanger Factory Outlet Centers, Inc. ....... 11,003 215,769
Urban Edge Properties ............... 15,344 225,097
Urstadt Biddle Properties, Inc., Class A .... 4,140 71,291
Whitestone REIT ................... 7,117 63,697
5,222,089
Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 3,033 72,428
Amkor Technology, Inc. ............... 12,785 286,000
Cirrus Logic, Inc.
(a)(b)
................. 8,339 715,403
Diodes, Inc.
(a)
..................... 3,888 309,874
Ichor Holdings Ltd.
(a)
................. 7,063 196,705
Magnachip Semiconductor Corp.
(a)
....... 4,413 39,187
MaxLinear, Inc.
(a)
................... 6,024 145,359
MKS Instruments, Inc. ............... 6,574 551,361
Onto Innovation, Inc.
(a)
............... 5,179 419,395
Photronics, Inc.
(a)
................... 14,968 216,437
Power Integrations, Inc. .............. 4,492 326,928
Semtech Corp.
(a)
................... 7,053 137,463
SMART Global Holdings, Inc.
(a)
.......... 12,052 185,842
Synaptics, Inc.
(a)
................... 6,167 546,150
Ultra Clean Holdings, Inc.
(a)
............ 7,092 202,406
Veeco Instruments, Inc.
(a)
............. 12,312 226,787
4,577,725
Software — 1.5%
8x8, Inc.
(a)
........................ 27,681 79,444
Adeia, Inc. ....................... 25,501 194,828
Alteryx, Inc., Class A
(a)
............... 5,042 207,377
Blackbaud, Inc.
(a)
................... 5,183 359,467
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 9,089 78,893
Cerence, Inc.
(a)
.................... 9,856 251,821
CommVault Systems, Inc.
(a)
............ 4,339 252,834
Consensus Cloud Solutions, Inc.
(a)(b)
...... 4,338 161,938
Digital Turbine, Inc.
(a)
................ 11,874 139,282
Dropbox, Inc., Class A
(a)
.............. 31,409 638,859
Ebix, Inc. ........................ 6,024 97,950
Guidewire Software, Inc.
(a)
............. 11,889 905,823
LiveRamp Holdings, Inc.
(a)
............. 7,951 191,540
Mitek Systems, Inc.
(a)
................ 4,320 38,966
Momentive Global, Inc.
(a)
.............. 12,796 120,154
NCR Corp.
(a)
...................... 33,729 751,819
Nutanix, Inc., Class A
(a)
............... 20,205 484,516
OneSpan, Inc.
(a)
.................... 4,061 59,859
PROS Holdings, Inc.
(a)
............... 5,392 152,971
Rimini Street, Inc.
(a)
................. 5,299 19,818
Riot Platforms, Inc.
(a)(b)
............... 15,988 191,217
SolarWinds Corp.
(a)
................. 7,470 64,391
Verint Systems, Inc.
(a)
................ 9,432 344,174
Vertex, Inc., Class A
(a)
................ 2,983 61,599
Yext, Inc.
(a)
....................... 9,755 85,649
5,935,189
Specialized REITs — 0.7%
EPR Properties .................... 10,319 432,985
Four Corners Property Trust, Inc. ........ 8,547 218,034
Gladstone Land Corp. ............... 3,586 57,771
Outfront Media, Inc. ................. 16,467 274,340
PotlatchDeltic Corp. ................. 19,534 903,057
Rayonier, Inc. ..................... 13,716 430,134
Uniti Group, Inc. ................... 59,450 203,319
2,519,640
Security
Shares
Shares Value
Specialty Retail — 4.5%
Abercrombie & Fitch Co., Class A
(a)
....... 6,137 $ 144,465
Academy Sports & Outdoors, Inc.
(b)
....... 11,862 753,474
American Eagle Outfitters, Inc. .......... 42,170 564,656
America's Car-Mart, Inc.
(a)(b)
............ 1,405 112,948
Arhaus, Inc., Class A
(a)(b)
.............. 2,500 20,050
Asbury Automotive Group, Inc.
(a)(b)
........ 3,353 648,671
AutoNation, Inc.
(a)(b)
................. 8,292 1,092,056
Boot Barn Holdings, Inc.
(a)
............. 2,674 193,785
Buckle, Inc. (The) .................. 7,266 243,629
Caleres, Inc. ...................... 5,532 126,130
Camping World Holdings, Inc., Class A .... 5,641 126,302
Carvana Co., Class A
(a)(b)
.............. 24,603 170,745
Chico's FAS, Inc.
(a)
.................. 30,412 153,277
Children's Place, Inc. (The)
(a)(b)
.......... 2,999 88,890
Designer Brands, Inc., Class A .......... 12,268 100,475
Destination XL Group, Inc.
(a)
........... 13,368 58,686
Dick's Sporting Goods, Inc. ............ 14,498 2,102,355
Foot Locker, Inc. ................... 19,252 808,392
Franchise Group, Inc. ................ 4,376 127,998
Gap, Inc. (The) .................... 51,578 495,149
Genesco, Inc.
(a)
.................... 2,975 103,114
Group 1 Automotive, Inc. .............. 3,523 790,843
Guess?, Inc. ...................... 7,479 140,979
Haverty Furniture Cos., Inc. ............ 3,146 94,820
Hibbett, Inc. ...................... 3,067 166,630
Leslie's, Inc.
(a)(b)
.................... 13,561 147,137
Lithia Motors, Inc. .................. 6,637 1,466,047
MarineMax, Inc.
(a)
................... 3,191 92,922
Monro, Inc. ....................... 2,618 127,968
National Vision Holdings, Inc.
(a)
......... 10,080 212,083
ODP Corp. (The)
(a)
.................. 9,710 419,569
OneWater Marine, Inc., Class A
(a)
........ 2,736 72,230
Petco Health & Wellness Co., Inc.
(a)
...... 19,140 190,634
PetMed Express, Inc. ................ 2,988 45,926
Revolve Group, Inc., Class A
(a)(b)
......... 3,540 73,101
RH
(a)
........................... 4,560 1,163,393
Sally Beauty Holdings, Inc.
(a)
........... 25,876 368,216
Shoe Carnival, Inc. .................. 4,127 95,953
Signet Jewelers Ltd. ................. 10,967 806,952
Sleep Number Corp.
(a)(b)
.............. 5,353 120,710
Sonic Automotive, Inc., Class A ......... 3,993 177,768
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,433 27,573
Torrid Holdings, Inc.
(a)
................ 2,573 8,800
TravelCenters of America, Inc.
(a)
......... 3,039 261,749
Upbound Group, Inc. ................ 12,155 324,052
Urban Outfitters, Inc.
(a)
............... 14,434 390,584
Victoria's Secret & Co.
(a)(b)
............. 19,642 609,098
Wayfair, Inc., Class A
(a)(b)
.............. 18,792 654,525
Zumiez, Inc.
(a)
..................... 2,405 42,051
17,327,560
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)(b)
.............. 4,247 125,329
Corsair Gaming, Inc.
(a)(b)
.............. 4,076 71,004
Eastman Kodak Co.
(a)
................ 17,510 57,608
Super Micro Computer, Inc.
(a)
........... 3,901 411,282
Xerox Holdings Corp. ................ 27,585 432,257
1,097,480
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.
(a)
................ 30,502 1,265,833
Carter's, Inc. ...................... 6,003 418,829
Columbia Sportswear Co. ............. 4,714 393,808
Crocs, Inc.
(a)
...................... 8,640 1,068,509
G-III Apparel Group Ltd.
(a)
............. 10,531 165,337

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. .................. 85,172 $ 446,301
Kontoor Brands, Inc. ................. 11,910 537,975
Levi Strauss & Co., Class A ............ 23,479 339,506
Movado Group, Inc. ................. 3,817 97,791
Oxford Industries, Inc. ............... 2,099 216,596
PVH Corp. ....................... 15,334 1,315,810
Ralph Lauren Corp., Class A ........... 9,976 1,145,145
Steven Madden Ltd. ................. 11,600 406,464
Under Armour, Inc., Class A
(a)
........... 45,432 402,982
Under Armour, Inc., Class C, NVS
(a)
...... 46,428 373,281
Wolverine World Wide, Inc. ............ 10,840 181,462
8,775,629
Tobacco — 0.2%
Turning Point Brands, Inc. ............. 1,171 27,858
Universal Corp. .................... 5,936 325,827
Vector Group Ltd. .................. 32,302 411,528
765,213
Trading Companies & Distributors — 2.4%
Air Lease Corp., Class A .............. 12,652 508,863
Alta Equipment Group, Inc., Class A ...... 3,276 46,323
Beacon Roofing Supply, Inc.
(a)
.......... 5,216 313,899
BlueLinx Holdings, Inc.
(a)
.............. 1,135 79,518
Boise Cascade Co. ................. 9,573 653,932
Custom Truck One Source, Inc.
(a)
........ 7,323 45,988
DXP Enterprises, Inc.
(a)
............... 1,649 41,555
GATX Corp. ...................... 4,998 569,322
Global Industrial Co. ................. 1,714 45,678
GMS, Inc.
(a)
....................... 5,082 295,061
H&E Equipment Services, Inc. .......... 3,865 141,072
Herc Holdings, Inc. .................. 1,976 197,640
Hudson Technologies, Inc.
(a)
........... 3,596 27,797
MRC Global, Inc.
(a)
.................. 20,526 199,923
MSC Industrial Direct Co., Inc., Class A .... 11,453 1,039,131
NOW, Inc.
(a)
...................... 26,874 286,746
Rush Enterprises, Inc., Class A ......... 5,653 300,231
Rush Enterprises, Inc., Class B ......... 901 52,780
Titan Machinery, Inc.
(a)
............... 2,711 84,990
Triton International Ltd. ............... 14,141 1,169,036
Univar Solutions, Inc.
(a)
............... 39,386 1,398,203
Veritiv Corp. ...................... 3,270 375,625
WESCO International, Inc.
(a)
........... 10,836 1,560,384
9,433,697
Water Utilities — 0.2%
American States Water Co.
(b)
........... 3,502 310,803
Artesian Resources Corp., Class A, NVS ... 741 40,592
California Water Service Group ......... 5,595 313,768
York Water Co. (The) ................ 1,636 68,777
733,940
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc. ....... 24,046 240,460
United States Cellular Corp.
(a)
.......... 3,381 71,812
312,272
Total Long-Term Investments — 99.6%
(Cost: $413,820,987) ............................. 386,172,416
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 31,684,805 $ 31,694,311
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 1,090,401 1,090,401
Total Short-Term Securities — 8.5%
(Cost: $32,773,973) .............................. 32,784,712
Total Investments — 108.1%
(Cost: $446,594,960 ) ............................. 418,957,128
Liabilities in Excess of Other Assets — (8.1)% ............ (31,430,736)
Net Assets — 100.0% ..............................
$ 387,526,392
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 19,595,129 $ 12,092,522
(a)
$ — $ (550) $ 7,210 $ 31,694,311 31,684,805 $ 396,926
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 540,000 550,401
(a)
— — — 1,090,401 1,090,401 23,130 1
$ (550) $ 7,210 $ 32,784,712 $ 420,056 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 06/16/23 $ 444 $ (3,113)
S&P Midcap 400 E-Mini Index ................................................. 3 06/16/23 750 5,844
$ 2,731
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,844 $ — $ — $ — $ 5,844
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 3,113 — — — 3,113
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (90,646) $ — $ — $ — $ (90,646)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 45,684 $ — $ — $ — $ 45,684

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2023
iShares
®
Morningstar Small-Cap Value ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,084,613
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 386,172,416 $ — $ — $ 386,172,416
Short-Term Securities
Money Market Funds ...................................... 32,784,712 — — 32,784,712
$ 418,957,128 $ — $ — $ 418,957,128
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,844 $ — $ — $ 5,844
Liabilities
Equity contracts ........................................... (3,113) — — (3,113)
$ 2,731 $ — $ — $ 2,731
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
April 30, 2023

Financial Statements
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,606,769,402 $ 722,028,687 $ 1,396,469,235 $ 401,095,083
Investments, at value — affiliated
(c)
............................................ 35,159,240 34,650,276 88,852,668 63,200,595
Cash   ............................................................... 29,593 40,932 — 198,700
Cash pledged:
Futures contracts ...................................................... 153,000 136,000 206,000 73,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 11,918 15,982 38,189 66,252
Capital shares sold ..................................................... — — 41,534 —
Dividends — unaffiliated ................................................. 313,930 357,078 317,870 49,819
Dividends — affiliated ................................................... 8,197 6,482 7,943 2,523
Variation margin on futures contracts ......................................... 17,536 19,935 24,891 8,075
Total assets ...........................................................
1,642,462,816 757,255,372 1,485,958,330 464,694,047
LIABILITIES
Collateral on securities loaned ............................................... 32,767,488 32,604,555 86,418,268 62,386,579
Payables: – – – –
Investment advisory fees ................................................. 52,153 23,784 68,549 19,984
Total liabilities ..........................................................
32,819,641 32,628,339 86,486,817 62,406,563
NET ASSETS ..........................................................
$ 1,609,643,175 $ 724,627,033 $ 1,399,471,513 $ 402,287,484
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,589,805,315 $ 779,880,782 $ 1,643,425,076 $ 566,184,033
Accumulated earnings (loss) ................................................ 19,837,860 (55,253,749) (243,953,563) (163,896,549)
NET ASSETS ..........................................................
$ 1,609,643,175 $ 724,627,033 $ 1,399,471,513 $ 402,287,484
NET ASSET VALUE
Shares outstanding ......................................................
28,800,000 12,050,000 24,800,000 10,500,000
Net asset value .........................................................
$ 55.89 $ 60.14 $ 56.43 $ 38.31
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 1,354,109,046 $ 700,716,483 $ 1,371,011,393 $ 427,947,365
(b)
  Securities loaned, at value ................................................ $ 32,646,540 $ 32,035,279 $ 85,361,880 $ 61,247,463
(c)
  Investments, at cost — affiliated ............................................ $ 35,146,096 $ 34,637,489 $ 88,816,077 $ 63,167,325

Statements of Assets and Liabilities
(continued)
April 30, 2023
2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 386,172,416
Investments, at value — affiliated
(c)
.......................................................................................... 32,784,712
Cash pledged:
Futures contracts .................................................................................................... 83,000
Receivables: –
Investments sold .................................................................................................... 1,824
Securities lending income — affiliated ...................................................................................... 78,076
Dividends — unaffiliated ............................................................................................... 162,264
Dividends — affiliated ................................................................................................. 2,937
Variation margin on futures contracts ....................................................................................... 10,317
Total assets .........................................................................................................
419,295,546
LIABILITIES
Collateral on securities loaned ............................................................................................. 31,693,297
Payables: –
Investments purchased ................................................................................................ 56,619
Investment advisory fees ............................................................................................... 19,238
Total liabilities ........................................................................................................
31,769,154
NET ASSETS ........................................................................................................
$ 387,526,392
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 458,701,446
Accumulated loss ..................................................................................................... (71,175,054)
NET ASSETS ........................................................................................................
$ 387,526,392
NET ASSET VALUE
Shares outstanding ....................................................................................................
7,550,000
Net asset value .......................................................................................................
$ 51.33
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 413,820,987
(b)
  Securities loaned, at value .............................................................................................. $ 31,051,690
(c)
  Investments, at cost — affiliated .......................................................................................... $ 32,773,973

Statements of Operations
Year Ended April 30, 2023

Financial Statements
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap Growth
ETF
iShares
Morningstar
Small-Cap
Growth ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 12,221,196 $ 12,766,114 $ 11,371,618 $ 2,738,767
Dividends — affiliated ................................................... 84,655 44,188 65,586 19,601
Securities lending income — affiliated — net ................................... 190,801 257,958 495,630 956,347
Foreign taxes withheld .................................................. (4,709) — — (1,226)
Total investment income ...................................................
12,491,943 13,068,260 11,932,834 3,713,489
EXPENSES
Investment advisory .................................................... 621,870 296,976 724,688 223,508
Total expenses .........................................................
621,870 296,976 724,688 223,508
Net investment income ....................................................
11,870,073 12,771,284 11,208,146 3,489,981
REALIZED AND UNREALIZED GAIN (LOSS) $ (20,455,695) $ (28,838,617) $ (26,044,319) $ (6,062,460)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (156,313,730) $ (36,478,300) $ (182,338,641) $ (74,724,229)
Investments — affiliated ............................................... 9,062 1,042 7,899 (3,097)
Capital gain distributions from underlying funds — affiliated ........................ — 1 2 —
Futures contracts .................................................... (304,599) (136,530) (444,932) (61,200)
In-kind redemptions — unaffiliated
(a)
....................................... 49,850,571 8,093,658 11,477,712 4,120,436
(106,758,696) (28,520,129) (171,297,960) (70,668,090)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 85,809,194 (419,664) 145,102,304 64,522,419
Investments — affiliated ............................................... 7,715 4,761 17,441 21,133
Futures contracts .................................................... 486,094 96,416 133,898 62,077
86,303,003 (318,487) 145,253,643 64,605,629
Net realized and unrealized loss ..............................................
(20,455,693) (28,838,616) (26,044,317) (6,062,461)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (8,585,620) $ (16,067,332) $ (14,836,171) $ (2,572,480)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended April 30, 2023
2023
iShares Annual Report to Shareholders

iShares
Morningstar
Small-Cap
Value ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 8,794,132
Dividends — affiliated ................................................................................................. 23,130
Securities lending income — affiliated — net ................................................................................. 396,926
Foreign taxes withheld ................................................................................................ (5,250)
Total investment income .................................................................................................
9,208,938
EXPENSES
Investment advisory .................................................................................................. 231,387
Total expenses .......................................................................................................
231,387
Net investment income ..................................................................................................
8,977,551
REALIZED AND UNREALIZED GAIN (LOSS) $ (26,077,441)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (7,640,343)
Investments — affiliated ............................................................................................. (550)
Capital gain distributions from underlying funds — affiliated ...................................................................... 1
Futures contracts .................................................................................................. (90,646)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 4,258,285
(3,473,253)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (22,657,083)
Investments — affiliated ............................................................................................. 7,210
Futures contracts .................................................................................................. 45,684
(22,604,189)
Net realized and unrealized loss ............................................................................................
(26,077,442)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (17,099,891)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 11,870,073 $ 9,208,746 $ 12,771,284 $ 10,708,557
Net realized gain (loss) .................................................... (106,758,696) 122,861,510 (28,520,129) 56,099,068
Net change in unrealized appreciation (depreciation) ................................ 86,303,003 (284,641,360) (318,487) (97,816,617)
Net decrease in net assets resulting from operations ..................................
(8,585,620) (152,571,104) (16,067,332) (31,008,992)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(12,112,028) (9,412,555) (12,616,997) (11,074,412)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(81,276,183) (13,450,194) (29,684,689) (56,837,193)
NET ASSETS
Total decrease in net assets .................................................. (101,973,831) (175,433,853) (58,369,018) (98,920,597)
Beginning of year ..........................................................
1,711,617,006 1,887,050,859 782,996,051 881,916,648
End of year ..............................................................
$ 1,609,643,175 $ 1,711,617,006 $ 724,627,033 $ 782,996,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth
ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 11,208,146 $ 6,518,586 $ 3,489,981 $ 2,912,223
Net realized gain (loss) .................................................... (171,297,960) 157,119,447 (70,668,090) 13,290,975
Net change in unrealized appreciation (depreciation) ................................ 145,253,643 (334,493,660) 64,605,629 (128,436,975)
Net decrease in net assets resulting from operations ..................................
(14,836,171) (170,855,627) (2,572,480) (112,233,777)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(11,519,624) (7,275,693) (3,674,642) (3,156,876)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
338,545,817 (254,467,058) 90,416,313 (332,806,008)
NET ASSETS
Total increase (decrease) in net assets ........................................... 312,190,022 (432,598,378) 84,169,191 (448,196,661)
Beginning of year ..........................................................
1,087,281,491 1,519,879,869 318,118,293 766,314,954
End of year ..............................................................
$ 1,399,471,513 $ 1,087,281,491 $ 402,287,484 $ 318,118,293
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares Morningstar Small-Cap Value
ETF
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 8,977,551 $ 7,503,628
Net realized gain (loss) .................................................................................. (3,473,253) 39,582,241
Net change in unrealized appreciation (depreciation) .............................................................. (22,604,189) (69,408,148)
Net decrease in net assets resulting from operations ................................................................
(17,099,891) (22,322,279)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(8,550,267) (7,825,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
45,853,900 (48,607,925)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... 20,203,742 (78,755,651)
Beginning of year ........................................................................................
367,322,650 446,078,301
End of year ............................................................................................
$ 387,526,392 $ 367,322,650
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares Morningstar Growth ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .................................
$ 56.30  $ 61.87  $ 42.80  $ 38.08  $ 33.00
Net investment income
(b)
........................................
0.40  0.29  0.14  0.21  0.23
Net realized and unrealized gain (loss)
(c)
..............................
(0.40) (5.56) 19.07  4.73  5.10
Net increase (decrease) from investment operations ....................... 0.00  (5.27) 19.21  4.94  5.33
Distributions from net investment income
(d)
.............................. (0.41) (0.30) (0.14) (0.22) (0.25)
Net asset value, end of year ...................................... $ 55.89  $ 56.30  $ 61.87  $ 42.80  $ 38.08
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.05% (8.59)% 44.94% 13.04% 16.21%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.04% 0.04% 0.23% 0.25% 0.25%
Net investment income ...........................................
0.76% 0.45% 0.27% 0.54% 0.66%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,609,643  $ 1,711,617  $ 1,887,051  $ 1,519,374  $ 1,104,273
Portfolio turnover rate
(g)
........................................... 28% 22% 97% 28% 23%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ................................
$ 62.39  $ 65.81  $ 43.02  $ 49.08  $ 45.05
Net investment income
(b)
.......................................
1.03  0.82  0.57  0.67  0.75
Net realized and unrealized gain (loss)
(c)
.............................
(2.26) (3.38) 22.83  (6.03) 4.05
Net increase (decrease) from investment operations ...................... (1.23) (2.56) 23.40  (5.36) 4.80
Distributions from net investment income
(d)
............................. (1.02) (0.86) (0.61) (0.70) (0.77)
Net asset value, end of year ..................................... $ 60.14  $ 62.39  $ 65.81  $ 43.02  $ 49.08
Total Return
(e)
— — — — —
Based on net asset value ........................................ (1.91)% (3.99)% 54.74% (10.99)% 10.79%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.04% 0.04% 0.22% 0.25% 0.25%
Net investment income ..........................................
1.72% 1.22% 1.06% 1.39% 1.63%
Supplemental Data
Net assets, end of year (000) ...................................... $ 724,627  $ 782,996  $ 881,917  $ 567,905  $ 716,534
Portfolio turnover rate
(g)
.......................................... 24% 27% 133% 55% 60%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares Morningstar Mid-Cap Growth ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .................................
$ 57.83  $ 66.52  $ 42.27  $ 40.66  $ 34.55
Net investment income
(b)
........................................
0.52  0.35  0.07  0.13  0.09
Net realized and unrealized gain (loss)
(c)
..............................
(1.40) (8.65) 24.23  1.61  6.13
Net increase (decrease) from investment operations ....................... (0.88) (8.30) 24.30  1.74  6.22
Distributions from net investment income
(d)
.............................. (0.52) (0.39) (0.05) (0.13) (0.11)
Net asset value, end of year ...................................... $ 56.43  $ 57.83  $ 66.52  $ 42.27  $ 40.66
Total Return
(e)
— — — — —
Based on net asset value ......................................... (1.49)% (12.56)% 57.51% 4.29% 18.03%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.06% 0.06% 0.27% 0.30% 0.30%
Net investment income ...........................................
0.93% 0.51% 0.12% 0.31% 0.25%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,399,472  $ 1,087,281  $ 1,519,880  $ 532,633  $ 475,724
Portfolio turnover rate
(g)
........................................... 43% 43% 90% 26% 30%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ................................
$ 39.27  $ 51.60  $ 31.92  $ 34.17  $ 30.51
Net investment income
(b)
.......................................
0.35  0.31  0.05  0.08  0.04
Net realized and unrealized gain (loss)
(c)
.............................
(0.94) (12.30) 19.68  (2.24) 3.72
Net increase (decrease) from investment operations ...................... (0.59) (11.99) 19.73  (2.16) 3.76
Distributions from net investment income
(d)
............................. (0.37) (0.34) (0.05) (0.09) (0.10)
Net asset value, end of year ..................................... $ 38.31  $ 39.27  $ 51.60  $ 31.92  $ 34.17
Total Return
(e)
— — — — —
Based on net asset value ........................................ (1.45)% (23.36)% 61.86% (6.32)% 12.35%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.06% 0.06% 0.26% 0.30% 0.30%
Net investment income ..........................................
0.94% 0.65% 0.11% 0.24% 0.12%
Supplemental Data
Net assets, end of year (000) ...................................... $ 402,287  $ 318,118  $ 766,315  $ 191,512  $ 215,251
Portfolio turnover rate
(g)
.......................................... 52% 58% 156% 57% 55%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ................................
$ 54.82  $ 58.31  $ 32.95  $ 47.85  $ 48.08
Net investment income
(b)
.......................................
1.24  1.03  0.89  1.02  1.08
Net realized and unrealized gain (loss)
(c)
.............................
(3.55) (3.43) 25.39  (14.74) (0.23)
Net increase (decrease) from investment operations ...................... (2.31) (2.40) 26.28  (13.72) 0.85
Distributions from net investment income
(d)
............................. (1.18) (1.09) (0.92) (1.18) (1.08)
Net asset value, end of year ..................................... $ 51.33  $ 54.82  $ 58.31  $ 32.95  $ 47.85
Total Return
(e)
— — — — —
Based on net asset value ........................................ (4.20)% (4.19)% 80.90% (29.05)% 1.83%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.06% 0.06% 0.26% 0.30% 0.30%
Net investment income ..........................................
2.33% 1.76% 2.07% 2.34% 2.24%
Supplemental Data
Net assets, end of year (000) ...................................... $ 387,526  $ 367,323  $ 446,078  $ 257,012  $ 430,681
Portfolio turnover rate
(g)
.......................................... 41% 47% 145% 65% 48%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  April 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(continued)

Notes to Financial Statements
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank PLC ..................................... $ 685,531 $ (685,531) $ – $ –
BNP Paribas SA ....................................... 2,936,082 (2,930,677) – 5,405
(b)
BofA Securities, Inc. .................................... 3,915,384 (3,865,119) – 50,265
(b)
Citadel Clearing LLC .................................... 282,528 (282,528) – –
Citigroup Global Markets, Inc. .............................. 1,034,903 (1,034,903) – –
Goldman Sachs & Co. LLC ............................... 2,003,579 (2,003,579) – –
HSBC Bank PLC ...................................... 3,887,272 (3,832,157) – 55,115
J.P. Morgan Securities LLC ............................... 3,799,573 (3,799,573) – –
Jefferies LLC ......................................... 61 (61) – –
Morgan Stanley ....................................... 2,539,252 (2,539,252) – –
National Financial Services LLC ............................ 101,901 (101,901) – –
RBC Capital Markets LLC ................................ 494,909 (494,909) – –
SG Americas Securities LLC .............................. 418,845 (412,020) – 6,825
(b)
State Street Bank & Trust Co. .............................. 60,095 (60,095) – –
Toronto-Dominion Bank .................................. 10,054,101 (10,003,439) – 50,662
(b)
UBS AG ............................................ 432,524 (421,940) – 10,584
(b)
$ 32,646,540 $ (32,467,684) $ – $ 178,856
Morningstar Mid-Cap
Barclays Bank PLC ..................................... $ 2,050,198 $ (2,050,198) $ – $ –
BNP Paribas SA ....................................... 1,203,448 (1,203,448) – –
BofA Securities, Inc. .................................... 2,997,585 (2,997,585) – –
Citigroup Global Markets, Inc. .............................. 2,507,599 (2,507,599) – –
Goldman Sachs & Co. LLC ............................... 5,891,154 (5,891,154) – –
HSBC Bank PLC ...................................... 2,571,325 (2,571,325) – –
J.P. Morgan Securities LLC ............................... 6,732,008 (6,732,008) – –
Jefferies LLC ......................................... 265,107 (265,107) – –
Morgan Stanley ....................................... 1,856,266 (1,856,266) – –
Natixis SA ........................................... 248,350 (246,320) – 2,030
(b)
RBC Capital Markets LLC ................................ 556,262 (556,262) – –
Scotia Capital (USA), Inc. ................................ 1,184 (1,184) – –
State Street Bank & Trust Co. .............................. 551,781 (551,781) – –
Toronto-Dominion Bank .................................. 476,533 (472,981) – 3,552
(b)
UBS AG ............................................ 2,157,412 (2,157,412) – –
UBS Securities LLC .................................... 713,682 (713,682) – –
Wells Fargo Bank N.A. .................................. 1,255,385 (1,233,560) – 21,825
(b)
$ 32,035,279 $ (32,007,872) $ – $ 27,407
Morningstar Mid-Cap Growth
Barclays Bank PLC ..................................... $ 9,191,648 $ (9,191,648) $ – $ –
BNP Paribas SA ....................................... 9,354,668 (9,354,668) – –
BofA Securities, Inc. .................................... 4,201,372 (4,201,372) – –
Citadel Clearing LLC .................................... 4,077,687 (4,077,687) – –
Citigroup Global Markets, Inc. .............................. 2,464,307 (2,464,307) – –
Goldman Sachs & Co. LLC ............................... 15,518,893 (15,518,893) – –
J.P. Morgan Securities LLC ............................... 5,912,097 (5,912,097) – –
Jefferies LLC ......................................... 63,365 (63,365) – –
Morgan Stanley ....................................... 13,777,652 (13,777,652) – –
Natixis SA ........................................... 41,836 (41,836) – –
RBC Capital Markets LLC ................................ 12,779,965 (12,779,965) – –
Scotia Capital (USA), Inc. ................................ 2,910,655 (2,849,647) – 61,008
(b)
SG Americas Securities LLC .............................. 550,485 (550,485) – –
State Street Bank & Trust Co. .............................. 19,926 (19,926) – –
Toronto-Dominion Bank .................................. 1,458,945 (1,451,282) – 7,663
(b)
UBS AG ............................................ 2,837,313 (2,837,313) – –
Wells Fargo Bank N.A. .................................. 201,066 (200,883) – 183
(b)
$ 85,361,880 $ (85,293,026) $ – $ 68,854
Morningstar Small-Cap Growth
Barclays Bank PLC ..................................... $ 3,074,553 $ (3,074,553) $ – $ –
Barclays Capital, Inc. ................................... 1,805,007 (1,805,007) – –
BMO Capital Markets Corp. ............................... 32,459 (32,459) – –

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Small-Cap Growth (continued)
BNP Paribas SA ....................................... 4,809,997 (4,809,997) – –
BofA Securities, Inc. .................................... 5,527,842 (5,527,842) – –
Citadel Clearing LLC .................................... 498,147 (498,147) – –
Citigroup Global Markets, Inc. .............................. 1,622,802 (1,622,802) – –
Credit Suisse Securities (USA) LLC .......................... 305,644 (305,644) – –
Goldman Sachs & Co. LLC ............................... 13,767,472 (13,767,472) – –
HSBC Bank PLC ...................................... 359,838 (359,838) – –
ING Financial Markets LLC ............................... 17,374 (17,374) – –
J.P. Morgan Securities LLC ............................... 12,400,616 (12,400,616) – –
Jefferies LLC ......................................... 1,172,425 (1,172,425) – –
Morgan Stanley ....................................... 6,722,595 (6,722,595) – –
National Financial Services LLC ............................ 2,660,038 (2,660,038) – –
Natixis SA ........................................... 1,481,337 (1,481,337) – –
Nomura Securities International, Inc. ......................... 26,078 (26,078) – –
RBC Capital Markets LLC ................................ 213,463 (213,463) – –
Scotia Capital (USA), Inc. ................................ 133,104 (133,104) – –
SG Americas Securities LLC .............................. 288,678 (288,678) – –
State Street Bank & Trust Co. .............................. 574,994 (574,994) – –
Toronto-Dominion Bank .................................. 1,073,161 (1,050,967) – 22,194
(b)
UBS AG ............................................ 1,768,508 (1,760,384) – 8,124
(b)
UBS Securities LLC .................................... 179,820 (179,820) – –
Wells Fargo Bank N.A. .................................. 139,795 (139,795) – –
Wells Fargo Securities LLC ............................... 591,716 (591,716) – –
$ 61,247,463 $ (61,217,145) $ – $ 30,318
Morningstar Small-Cap Value
Barclays Bank PLC ..................................... $ 1,974,444 $ (1,974,444) $ – $ –
Barclays Capital, Inc. ................................... 77,116 (77,116) – –
BNP Paribas SA ....................................... 1,515,509 (1,515,509) – –
BofA Securities, Inc. .................................... 2,945,803 (2,945,803) – –
Citadel Clearing LLC .................................... 714,335 (714,335) – –
Citigroup Global Markets, Inc. .............................. 1,478,308 (1,478,308) – –
Goldman Sachs & Co. LLC ............................... 10,418,417 (10,418,417) – –
HSBC Bank PLC ...................................... 1,014,950 (1,014,950) – –
J.P. Morgan Securities LLC ............................... 2,863,902 (2,863,902) – –
Jefferies LLC ......................................... 238,723 (238,723) – –
Morgan Stanley ....................................... 3,761,333 (3,761,333) – –
National Financial Services LLC ............................ 1,252,515 (1,252,515) – –
Natixis SA ........................................... 245,971 (245,971) – –
Scotia Capital (USA), Inc. ................................ 351,380 (351,380) – –
SG Americas Securities LLC .............................. 22,418 (22,418) – –
State Street Bank & Trust Co. .............................. 642,246 (642,246) – –
Toronto-Dominion Bank .................................. 24,910 (24,910) – –
UBS AG ............................................ 767,967 (762,505) – 5,462
(b)
UBS Securities LLC .................................... 2,928 (2,928) – –
Wells Fargo Bank N.A. .................................. 489,011 (489,011) – –
Wells Fargo Securities LLC ............................... 249,504 (249,504) – –
$ 31,051,690 $ (31,046,228) $ – $ 5,462
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April
30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 61,770
Morningstar Mid-Cap ...................................................................................................... 73,198
Morningstar Mid-Cap Growth ................................................................................................. 149,149
Morningstar Small-Cap Growth ............................................................................................... 252,155
Morningstar Small-Cap Value ................................................................................................. 106,195
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 243,742,409 $ 217,656,456 $ (110,258,256)
Morningstar Mid-Cap ................................................................... 56,209,137 71,756,177 (37,832,889)
Morningstar Mid-Cap Growth .............................................................. 212,484,850 231,507,910 (134,589,465)
Morningstar Small-Cap Growth ............................................................ 90,091,685 84,277,468 (39,634,644)
Morningstar Small-Cap Value .............................................................. 82,063,743 77,827,366 (1,817,819)
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 439,917,236 $ 438,858,875
Morningstar Mid-Cap ................................................................................... 177,071,690 177,691,844
Morningstar Mid-Cap Growth .............................................................................. 520,582,439 521,025,739
Morningstar Small-Cap Growth ............................................................................ 196,100,650 194,799,967
Morningstar Small-Cap Value .............................................................................. 162,380,150 158,454,912
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 91,870,467 $ 173,042,638
Morningstar Mid-Cap ................................................................................... 24,246,792 53,646,432
Morningstar Mid-Cap Growth .............................................................................. 423,246,684 85,747,024
Morningstar Small-Cap Growth ............................................................................ 122,616,585 33,632,505
Morningstar Small-Cap Value .............................................................................. 74,302,182 31,304,259

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Morningstar Growth ......................................................................... $ 49,317,784 $ (49,317,784)
Morningstar Mid-Cap ........................................................................ 8,055,096 (8,055,096)
Morningstar Mid-Cap Growth ................................................................... 11,488,766 (11,488,766)
Morningstar Small-Cap Growth ................................................................. 3,910,546 (3,910,546)
Morningstar Small-Cap Value ................................................................... 4,228,087 (4,228,087)
—
iShares ETF
Year Ended
04/30/23
Year Ended
04/30/22
Morningstar Growth
Ordinary income ........................................................................................... $ 12,112,028 $ 9,412,555
Morningstar Mid-Cap
Ordinary income ........................................................................................... $ 12,616,997 $ 11,074,412
Morningstar Mid-Cap Growth
Ordinary income ........................................................................................... $ 11,519,624 $ 7,275,693
Morningstar Small-Cap Growth
Ordinary income ........................................................................................... $ 3,674,642 $ 3,156,876
Morningstar Small-Cap Value
Ordinary income ........................................................................................... $ 8,550,267 $ 7,825,447
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Morningstar Growth ..................................................... $ 189,357 $ (232,239,410) $ 251,887,913 $ 19,837,860
Morningstar Mid-Cap .................................................... 37,028 (74,974,942) 19,684,165 (55,253,749)
Morningstar Mid-Cap Growth ............................................... 223,772 (264,462,054) 20,284,719 (243,953,563)
Morningstar Small-Cap Growth ............................................. 43,190 (133,971,700) (29,968,039) (163,896,549)
Morningstar Small-Cap Value ............................................... 148,202 (41,270,853) (30,052,403) (71,175,054)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of realized gains (losses) for tax purposes and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,390,040,729 $ 352,732,528 $ (100,844,615) $ 251,887,913
Morningstar Mid-Cap ............................................... 736,994,798 109,604,807 (89,920,642) 19,684,165
Morningstar Mid-Cap Growth ......................................... 1,465,037,184 142,220,637 (121,935,918) 20,284,719
Morningstar Small-Cap Growth ........................................ 494,263,717 47,330,185 (77,298,224) (29,968,039)
Morningstar Small-Cap Value ......................................... 449,009,531 37,366,156 (67,418,559) (30,052,403)

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/23
Year Ended
04/30/22
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 1,750,000 $ 92,244,933 3,350,000 $ 208,754,686
Shares redeemed (3,350,000) (173,521,116) (3,450,000) (222,204,880)
(1,600,000) $ (81,276,183) (100,000) $ (13,450,194)
Morningstar Mid-Cap
Shares sold 400,000 $ 24,432,366 2,050,000 $ 136,072,736
Shares redeemed (900,000) (54,117,055) (2,900,000) (192,909,929)
(500,000) $ (29,684,689) (850,000) $ (56,837,193)
Morningstar Mid-Cap Growth
Shares sold 7,600,000 $ 424,829,525 8,050,000 $ 550,847,090
Shares redeemed (1,600,000) (86,283,708) (12,100,000) (805,314,148)
6,000,000 $ 338,545,817 (4,050,000) $ (254,467,058)
Morningstar Small-Cap Growth
Shares sold 3,350,000 $ 124,624,087 250,000 $ 11,523,573
Shares redeemed (950,000) (34,207,774) (7,000,000) (344,329,581)
2,400,000 $ 90,416,313 (6,750,000) $ (332,806,008)
Morningstar Small-Cap Value
Shares sold 1,500,000 $ 79,185,476 2,350,000 $ 140,735,962
Shares redeemed (650,000) (33,331,576) (3,300,000) (189,343,887)
850,000 $ 45,853,900 (950,000) $ (48,607,925)

Report of Independent Registered Public Accounting Firm
2023
iShares Annual Report to Shareholders

To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2023, the related statements of operations for the year ended April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2023 and each of the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 21, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Morningstar Growth ETF
iShares Morningstar Mid-Cap ETF
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth ETF
iShares Morningstar Small-Cap Value ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Morningstar Growth ................................................................................................. $ 11,002,843
Morningstar Mid-Cap ................................................................................................ 10,722,010
Morningstar Mid-Cap Growth ........................................................................................... 9,294,938
Morningstar Small-Cap Growth ......................................................................................... 1,948,223
Morningstar Small-Cap Value ........................................................................................... 6,712,238
iShares ETF
Qualified Business
Income
Morningstar Growth ................................................................................................. $ 744,358
Morningstar Mid-Cap ................................................................................................ 1,043,363
Morningstar Mid-Cap Growth ........................................................................................... 1,209,692
Morningstar Small-Cap Growth ......................................................................................... 367,562
Morningstar Small-Cap Value ........................................................................................... 792,824
iShares ETF
Dividends-Received
Deduction
Morningstar Growth ................................................................................................... 88.89%
Morningstar Mid-Cap .................................................................................................. 80.95
Morningstar Mid-Cap Growth ............................................................................................. 77.73
Morningstar Small-Cap Growth ........................................................................................... 54.94
Morningstar Small-Cap Value ............................................................................................. 76.15

Statement Regarding Liquidity Risk Management Program
(unaudited)
2023
iShares Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF,
iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
April 30, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Morningstar Growth
(a)
................... $ 0.404748 $ — $ 0.004002 $ 0.408750 99% —% 1% 100%
Morningstar Mid-Cap ................... 1.017970 — — 1.017970 100 — — 100
Morningstar Mid-Cap Growth
(a)
............. 0.485124 — 0.032834 0.517958 94 — 6 100
Morningstar Small-Cap Value .............. 1.178509 — — 1.178509 100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Trustee and Officer Information
(unaudited)
2023
iShares Annual Report to Shareholders

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of April 30, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)

Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
2023
iShares Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-AR-404-0423
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the registrant for which the fiscal year-end is April 30, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $76,200 for the fiscal year ended
April 30, 2022
and $79,800 for the fiscal year ended April 30, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed April 30, 2022
and April 30, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $58,200 for the fiscal year ended
April 30, 2022
and $58,200 for the fiscal year ended April 30, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed April 30, 2022 and April 30, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $58,200 for the fiscal year ended
April 30, 2022
and $58,200 for the fiscal year ended April 30, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	June 21, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 21, 2023